UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.03%

ASSET-BACKED SECURITIES 2.14%

Automobiles 0.19%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$582	$581,374
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	499,300
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	956,459
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	188	187,473
Total					2,224,606

Other 1.95%

ALM XIX Ltd. 2016-19A C†	6.689%(3 Mo. LIBOR + 4.35%)	#	7/15/2028	462	465,663
AMMC CLO XII Ltd. 2013-12A DR†	5.041%(3 Mo. LIBOR + 2.47%)	#	11/10/2030	391	390,666
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.339%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	1,150	1,154,914
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	413,198
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,282,062
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	512	506,338
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	3,340	3,345,645
Jamestown CLO VII Ltd. 2015-7A BR†	3.985%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	1,202	1,182,361
Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,336	1,337,510
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	2,461	2,458,535
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	884	862,641
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	670	647,835
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,555	1,555,284
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,944	1,927,852
Sound Point CLO XI Ltd. 2016-1A D†	6.998%(3 Mo. LIBOR + 4.65%)	#	7/20/2028	2,000	2,006,531
Voya CLO Ltd. 2016-2A C†	6.592%(3 Mo. LIBOR + 4.25%)	#	7/19/2028	750	751,461
West CLO Ltd. 2014-2A BR†	4.089%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	459	459,783
Westcott Park CLO Ltd. 2016-1A D†	6.698%(3 Mo. LIBOR + 4.35%)	#	7/20/2028	850	863,429
Total					22,611,708
Total Asset-Backed Securities (cost $24,757,911)					24,836,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Shares (000)			Fair Value
COMMON STOCKS 15.75%

Aerospace/Defense 0.49%

Boeing Co. (The)		3		$1,143,592
HEICO Corp.		39		3,625,867
Teledyne Technologies, Inc.*		4		910,496
Total				5,679,955

Air Transportation 0.10%

Alaska Air Group, Inc.		17		1,170,620

Auto Parts & Equipment 0.14%

Chassix Holdings, Inc.		59		1,576,087

Banking 0.70%

American Express Co.		21		2,276,543
Glacier Bancorp, Inc.		26		1,098,795
SVB Financial Group*		9		2,847,514
TCF Financial Corp.		82		1,949,682
Total				8,172,534

Beverages 0.20%

Brown-Forman Corp. Class B		12		602,455
Remy Cointreau SA(a)	EUR	4		567,195
Treasury Wine Estates Ltd.(a)	AUD	90		1,138,445
Total				2,308,095

Building Materials 0.20%

Simpson Manufacturing Co., Inc.		32		2,317,416

Chemicals 0.25%

CF Industries Holdings, Inc.		33		1,789,334
Ecolab, Inc.		7		1,151,706
Total				2,941,040

Discount Stores 0.28%

Amazon.com, Inc.*		—	(b)	1,360,037
Target Corp.		21		1,862,731
Total				3,222,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Shares (000)		Fair Value
Diversified Capital Goods 0.83%

Acuity Brands, Inc.		17	$2,656,366
Dover Corp.		33	2,890,504
Fortive Corp.		14	1,199,850
Ingersoll-Rand plc		12	1,196,910
Textron, Inc.		25	1,751,015
Total			9,694,645

Electric: Generation 0.10%

Vistra Energy Corp.*		49	1,206,680

Electric: Integrated 0.10%

OGE Energy Corp.		31	1,115,133

Electronics 0.13%

Zebra Technologies Corp. Class A*		8	1,485,549

Energy: Exploration & Production 0.21%

Chaparral Energy, Inc. Class A*		48	845,055
Chaparral Energy, Inc. Class B*		12	215,443
MEG Energy Corp.*(a)	CAD	215	1,334,970
Templar Energy LLC Class A Units		46	46,219
Total			2,441,687

Environmental 0.30%

Clean Harbors, Inc.*		17	1,245,277
Republic Services, Inc.		15	1,121,071
Tetra Tech, Inc.		16	1,121,418
Total			3,487,766

Food: Wholesale 0.44%

Campbell Soup Co.		29	1,052,307
Lamb Weston Holdings, Inc.		17	1,158,573
McCormick & Co., Inc.		22	2,939,606
Total			5,150,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Shares (000)	Fair Value
Gas Distribution 0.30%

ONE Gas, Inc.	14	$1,160,148
ONEOK, Inc.	34	2,273,473
Total		3,433,621

Health Services 0.71%

Bio-Techne Corp.	16	3,296,173
HealthEquity, Inc.*	13	1,193,720
Illumina, Inc.*	7	2,509,956
PRA Health Sciences, Inc.*	11	1,245,147
Total		8,244,996

Insurance Brokerage 0.10%

Aon plc (United Kingdom)(c)	8	1,153,350

Integrated Energy 0.15%

ConocoPhillips	23	1,764,720

Investments & Miscellaneous Financial Services 0.10%

FactSet Research Systems, Inc.	5	1,107,364

Machinery 0.83%

Chart Industries, Inc.*	23	1,778,875
Gates Industrial Corp. plc*	66	1,285,050
Proto Labs, Inc.*	20	3,170,785
Roper Technologies, Inc.	11	3,383,903
Total		9,618,613

Media: Content 0.43%

AMC Networks, Inc. Class A*	19	1,250,841
Discovery, Inc. Class A*	39	1,233,152
Netflix, Inc.*	7	2,479,733
Total		4,963,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Shares (000)		Fair Value
Medical Products 0.80%

Align Technology, Inc.*		8	$3,206,830
IDEXX Laboratories, Inc.*		7	1,792,809
Intuitive Surgical, Inc.*		5	3,120,264
Straumann Holding AG(a)	CHF	2	1,127,980
Total			9,247,883

Oil Field Equipment & Services 0.11%

Oceaneering International, Inc.*		47	1,293,640

Packaging 0.22%

AptarGroup, Inc.		24	2,536,415

Personal & Household Products 0.12%

LVMH Moet Hennessy Louis Vuitton SE(a)	EUR	3	1,203,845
Remington Outdoor Co., Inc.*		16	134,120	(d)
Total			1,337,965

Pharmaceuticals 0.96%

Amgen, Inc.		8	1,744,345
Biogen, Inc.*		5	1,793,755
Canopy Growth Corp.*(a)	CAD	45	2,175,712
Eli Lilly & Co.		16	1,754,197
Loxo Oncology, Inc.*		22	3,713,332
Total			11,181,341

Printing & Publishing 0.09%

S&P Global, Inc.		6	1,091,058

Rail 0.15%

Genesee & Wyoming, Inc. Class A*		19	1,737,090

Real Estate Development & Management 0.15%

CoStar Group, Inc.*		4	1,743,540

Real Estate Investment Trusts 0.15%

Americold Realty Trust		69	1,722,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Shares (000)		Fair Value
Recreation & Travel 0.16%

Vail Resorts, Inc.		7	$1,857,823

Restaurants 0.82%

Darden Restaurants, Inc.		11	1,250,887
Domino’s Pizza, Inc.		9	2,594,830
Shake Shack, Inc. Class A*		61	3,857,598
Texas Roadhouse, Inc.		26	1,800,986
Total			9,504,301

Software/Services 1.97%

Aspen Technology, Inc.*		15	1,735,647
Dassault Systemes SE(a)	EUR	9	1,270,625
DocuSign, Inc.*		22	1,166,844
Fair Isaac Corp.*		7	1,694,927
Intuit, Inc.		5	1,168,154
Mastercard, Inc. Class A		8	1,786,668
MSCI, Inc.		7	1,192,905
RingCentral, Inc.*		19	1,781,535
ServiceNow, Inc.*		9	1,762,626
Spotify Technology SA (Sweden)*(c)		15	2,669,412
Trade Desk, Inc. (The) Class A*		16	2,450,476
Twilio, Inc. Class A*		14	1,183,848
Veeva Systems, Inc. Class A*		17	1,810,290
WEX, Inc.*		6	1,224,636
Total			22,898,593

Specialty Retail 2.08%

adidas AG(a)	EUR	5	1,133,972
Canada Goose Holdings, Inc. (Canada)*(c)		27	1,765,104
Columbia Sportswear Co.		31	2,922,770
Five Below, Inc.*		31	4,030,950
Lululemon Athletica, Inc. (Canada)*(c)		25	4,088,736
Moncler SpA(a)	EUR	55	2,386,224
NIKE, Inc. Class B		14	1,214,970
Ollie’s Bargain Outlet Holdings, Inc.*		17	1,598,239
PRADA SpA(a)	HKD	287	1,375,323
SiteOne Landscape Supply, Inc.*		15	1,097,855
Ulta Salon, Cosmetics & Fragrance, Inc.*		5	1,295,777
W.W. Grainger, Inc.		3	1,222,700
Total			24,132,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments			Shares (000)	Fair Value
Support: Services 0.45%

Bright Horizons Family Solutions, Inc.*			11	$1,285,163
Cintas Corp.			8	1,550,435
TripAdvisor, Inc.*			23	1,174,610
Verisk Analytics, Inc.*			10	1,181,993
Total				5,192,201

Technology Hardware & Equipment 0.10%

NVIDIA Corp.			4	1,193,492

Telecommunications: Wireless 0.14%

American Tower Corp.			12	1,670,950

Telecommunications: Wireline Integrated & Services 0.09%

CenturyLink, Inc.			51	1,070,600

Undefined 0.10%

Arthur J Gallagher & Co.			16	1,153,820
Total Common Stocks (cost $163,207,863)				182,822,710

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.38%

Automakers 0.10%

Tesla, Inc.	1.25%	3/1/2021	$1,169	1,120,779

Software/Services 0.11%

RealPage, Inc.	1.50%	11/15/2022	821	1,345,425

Support: Services 0.11%

Square, Inc.	0.375%	3/1/2022	301	1,302,891

Telecommunications: Satellite 0.06%

Intelsat SA (Luxembourg)†(c)	4.50%	6/15/2025	377	699,524
Total Convertible Bonds (cost $3,619,617)				4,468,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 6.69%

Building Materials 0.15%

Forterra Finance, LLC Replacement Term Loan	5.242%(1 Mo. LIBOR + 3.00%)		10/25/2023	$1,802	$1,730,791

Cable & Satellite Television 0.22%

Altice France S.A. Incremental Term Loan (France)(c)	6.158%(1 Mo. LIBOR +4.00%)		8/14/2026	2,559	2,544,375

Commercial Services 0.10%

Grizzly Acquisitions Inc. Term Loan B	—	(f)	9/21/2025	1,170	1,176,655	(g)

Consumer/Commercial/Lease Financing 0.10%

Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.386%(3 Mo. LIBOR + 3.00%)		6/15/2025	1,148	1,156,636

Department Stores 0.31%

Belk, Inc. 1st Lien Closing Date Term Loan	6.883%(1 Mo. LIBOR + 4.75%)		12/12/2022	1,356	1,190,317
Neiman Marcus Group LTD LLC Other Term Loan	5.37%(1 Mo. LIBOR + 3.25%)		10/25/2020	2,549	2,373,714
Total					3,564,031

Diversified Capital Goods 0.20%

Graftech International Ltd. Initial Term Loan	5.742%(1 Mo. LIBOR + 3.50%)		2/12/2025	2,277	2,295,677	(g)

Electric: Generation 0.42%

Frontera Generation Holdings LLC Initial Term Loan	6.354%(1 Mo. LIBOR + 4.25%)		5/2/2025	1,138	1,147,395
Lightstone Holdco LLC Refinancing Term Loan B	5.992%(1 Mo. LIBOR + 3.75%)		1/30/2024	2,526	2,512,075
Lightstone Holdco LLC Refinancing Term Loan C	5.992%(1 Mo. LIBOR + 3.75%)		1/30/2024	136	134,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Moxie Patriot LLC Construction Advances Term Loan B1	8.136%(3 Mo. LIBOR + 5.75%)	12/19/2020	$142	$141,090
Moxie Patriot LLC Construction Advances Term Loan B2	8.136%(3 Mo. LIBOR + 5.75%)	12/19/2020	1,006	999,151
Total				4,934,633

Electronics 0.12%

EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	5.886%(3 Mo. LIBOR + 3.50%)	12/2/2024	1,387	1,398,223

Energy: Exploration & Production 0.11%

California Resources Corp. Initial Term Loan	6.962%(1 Mo. LIBOR + 4.75%)	12/31/2022	1,220	1,243,888

Food: Wholesale 0.08%

H-Food Holdings, LLC Initial Term Loan	5.242%(1 Mo. LIBOR + 3.00%)	5/23/2025	982	979,611

Gaming 0.19%

Cowlitz Tribal Gaming Authority Term Loan B	12.742%(1 Mo. LIBOR + 10.50%)	12/6/2021	2,100	2,241,216	(g)

Hotels 0.10%

Wyndham Hotels & Resorts, Inc. Term Loan B	3.992%(1 Mo. LIBOR + 1.75%)	5/30/2025	1,162	1,166,601

Insurance Brokerage 0.14%

Hub International Limited Initial Term Loan	5.335%(3 Mo. LIBOR + 3.00%)	4/25/2025	1,611	1,616,182

Investments & Miscellaneous Financial Services 0.28%

Edelman Financial Center, LLC 1st Lien Initial Term Loan	5.592%(3 Mo. LIBOR + 3.25%)	7/21/2025	1,149	1,160,732
Vertafore, Inc. 1st Lien Initial Term Loan	5.492%(1 Mo. LIBOR + 3.25%)	7/2/2025	1,695	1,704,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Investments & Miscellaneous Financial Services (continued)

VFH Parent LLC Term Loan B2	5.089%(3 Mo. LIBOR + 2.75%)		12/30/2021		$387	$390,778
Total						3,255,523

Media: Diversified 0.11%

UFC Holdings, LLC 2nd Lien Term Loan	9.742%(1 Mo. LIBOR + 7.50%)		8/18/2024		1,231	1,247,545

Oil Field Equipment & Services 0.23%

Apergy Corp. Initial Term Loan	4.75%(2 Mo. LIBOR + 2.50%)		5/9/2025		2,701	2,719,800

Personal & Household Products 0.57%

Anastasia Parent, LLC Closing Date Term Loan	5.883%(3 Mo. LIBOR + 3.75%)		8/11/2025		1,154	1,147,988
Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.886%(3 Mo. LIBOR + 3.50%)		10/15/2020		1,880	1,497,700
Energizer Holdings, Inc. Bridge Term Loan	—	(f)	5/18/2019		910	910,000
FGI Operating Company, LLC Exit Term Loan	12.314%(3 Mo. LIBOR + 10.00%)		5/15/2022		99	98,751	(g)
Gibson Brands, Inc. Term Loan	11.104%(1 Mo. LIBOR + 9.00%)- 11.242%		5/1/2019		713	722,248	(g)
Revlon Consumer Products Corp. Initial Term Loan B	5.812% (1 Mo. LIBOR + 3.50%)- 5.886%		9/7/2023		1,421	1,088,327
TGP Holdings III LLC 1st Lien Refinancing Term Loan	—	(f)	9/25/2024		1,151	1,128,141
Total						6,593,155

Recreation & Travel 0.38%

Alterra Mountain Company Term Loan B	—	(f)	7/31/2024		105	105,109
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.242%(1 Mo. LIBOR + 3.00%)		7/31/2024		2,072	2,078,557
Kingpin Intermediate Holdings LLC 1st Lien Refinancing Term Loan	5.75%(1 Mo. LIBOR + 3.50%)		7/3/2024		1,187	1,196,237
Silk Bidco AS Facility Term Loan B(a)	4.00%(6 Mo. Euribor + 4.00%)		2/24/2025	EUR	897	1,049,273
Total						4,429,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.34%

CEC Entertainment, Inc. Term Loan B	5.492%(1 Mo. LIBOR + 3.25%)		2/12/2021	$1,251	$1,214,263
IRB Holding Corp. Term Loan B	5.46%(1 Mo. LIBOR + 3.25%)		2/5/2025	1,227	1,229,908
Panera Bread Company Term Loan	3.938%(1 Mo. LIBOR + 1.75%)		7/18/2022	1,531	1,496,132
Total					3,940,303

Software/Services 0.71%

Marketo, Inc. Term Loan	5.593%(3 Mo. LIBOR + 3.25%)		2/7/2025	2,315	2,320,985
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.348%(3 Mo. LIBOR + 3.00%)		11/3/2023	1,173	1,159,689
SS&C Technologies Holdings, Inc. Term Loan B3	4.492%(1 Mo. LIBOR + 2.25%)		4/16/2025	3,383	3,390,534
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(c)	4.492%(1 Mo. LIBOR + 2.25%)		4/16/2025	1,313	1,315,803
Total					8,187,011

Specialty Retail 0.97%

Academy, LTD. Initial Term Loan	6.104%(3 Mo. LIBOR + 4.00%)		7/1/2022	1,377	1,074,680
Ascena Retail Group, Inc. Tranche B Term Loan	—	(f)	8/21/2022	884	857,953
Bass Pro Group, LLC Initial Term Loan	7.242%(1 Mo. LIBOR + 5.00%)		9/25/2024	549	555,102
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.148%(1 Mo. LIBOR + 3.00%)		2/3/2024	1,648	1,659,904
Boardriders, Inc. Initial Term Loan	8.742%(1 Mo. LIBOR + 6.50%)		4/23/2024	1,394	1,411,797
EG Group Limited Additional Facility B Term Loan (United Kingdom)(c)	6.386%(3 Mo. LIBOR + 4.00%)		2/7/2025	713	715,087
EG Group Limited Additional Facility Term Loan (United Kingdom)(c)	6.386%(3 Mo. LIBOR +4.00%)		2/7/2025	880	883,140
J. Crew Group, Inc. Amended Term Loan	5.451% (3 Mo. LIBOR + 3.22%)- 5.606%		3/5/2021	1,476	1,347,349
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.415%(1 Mo. LIBOR + 3.25%)		3/20/2025	2,003	1,999,606
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	1.00% (1 Mo. LIBOR + 3.25%)- 5.415%		3/20/2025	322	321,847
Men’s Wearhouse, Inc. (The) Tranche B2 Term Loan	5.604%(1 Mo. LIBOR + 3.50%)		4/9/2025	436	437,582
Total					11,264,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.52%

AVSC Holding Corp. 1st Lien Initial Term Loan	5.459% (3 Mo. LIBOR +3.25%)- 5.636%	3/3/2025		$1,160	$1,154,189
Pike Corp. Initial Term Loan	5.75%(1 Mo. LIBOR + 3.50%)	3/23/2025		809	817,079
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.465%(1 Mo. LIBOR + 3.25%)	12/31/2022		1,738	1,741,844
Trans Union LLC 2018 Incremental Term Loan B4	4.242%(1 Mo. LIBOR +2.00%)	6/19/2025		1,172	1,177,067
York Risk Services Holding Corp. Term Loan	5.992%(1 Mo. LIBOR + 3.75%)	10/1/2021		1,163	1,129,725
Total					6,019,904

Telecommunications: Satellite 0.10%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(c)	6.625%	1/2/2024		1,148	1,199,175

Theaters & Entertainment 0.15%

SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.242%(1 Mo. LIBOR + 3.00%)	4/1/2024		1,723	1,723,080

Transportation: Infrastructure/Services 0.09%

Commercial Barge Line Co. Initial Term Loan	10.992%(1 Mo. LIBOR + 8.75%)	11/12/2020		1,348	1,047,745
Total Floating Rate Loans (cost $77,235,638)					77,674,983

FOREIGN BOND(a) 0.21%

Netherlands

Hema Bondco I BV† (cost $2,627,890)	6.25%(3 Mo. Euribor + 6.25%) #	7/15/2022	EUR	2,291	2,427,219

FOREIGN GOVERNMENT OBLIGATIONS 2.77%

Argentina 0.89%

City of Buenos Aires†(c)	7.50%	6/1/2027		$1,475	1,333,400
City of Buenos Aires†(c)	8.95%	2/19/2021		1,275	1,281,375
Province of Santa Fe†(c)	6.90%	11/1/2027		1,601	1,277,006
Provincia de Cordoba†(c)	7.125%	6/10/2021		1,292	1,208,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina (continued)

Provincia de Cordoba†(c)	7.45%	9/1/2024		$447	$385,627
Provincia de Mendoza†(c)	8.375%	5/19/2024		2,487	2,194,802
Provincia of Neuquen †(c)	8.625%	5/12/2028		207	191,993
Republic of Argentina(c)	5.625%	1/26/2022		1,184	1,072,408
Republic of Argentina(c)	6.875%	4/22/2021		1,393	1,336,249
Total					10,280,880

Australia 0.14%

Australian Government(a)	4.25%	4/21/2026	AUD	2,084	1,682,273

Bermuda 0.22%

Government of Bermuda†	4.138%	1/3/2023		$1,350	1,374,840
Government of Bermuda†	4.854%	2/6/2024		1,175	1,228,533
Total					2,603,373

Canada 0.20%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	3,000	2,329,555

Dominican Republic 0.03%

Dominican Republic†(a)	8.90%	2/15/2023	DOP	16,150	321,623

El Salvador 0.14%

Republic of EI Salvador†(c)	6.375%	1/18/2027		$1,751	1,645,940

Greece 0.16%

Hellenic Republic†(a)	4.375%	8/1/2022	EUR	1,500	1,819,267

Honduras 0.10%

Honduras Government†(c)	6.25%	1/19/2027		$1,108	1,142,736

Jamaica 0.31%

Government of Jamaica(c)	6.75%	4/28/2028		2,073	2,256,979
Government of Jamaica(c)	8.00%	3/15/2039		1,110	1,282,194
Total					3,539,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Paraguay 0.10%

Republic of Paraguay†(c)	5.60%	3/13/2048		$1,152	$1,149,120

Turkey 0.11%

Republic of Turkey(a)	3.25%	6/14/2025	EUR	1,235	1,312,310

United Arab Emirates 0.15%

Abu Dhabi Government International†(c)	3.125%	5/3/2026		$1,805	1,728,288

Uruguay 0.22%

Republic of Uruguay†(a)	8.50%	3/15/2028	UYU	40,699	1,071,689
Uruguay Monetary Regulation Bill(a)	Zero Coupon	5/3/2019	UYU	52,404	1,490,699
Total					2,562,388
Total Foreign Government Obligations (cost $32,971,578)					32,116,926

Government Sponsored Enterprises Pass-Throughs 3.63%

Federal National Mortgage Assoc.(h)	3.50%	TBA		$16,600	16,336,909
Federal National Mortgage Assoc.(h)	4.50%	TBA		25,000	25,793,946
Total Government Sponsored Enterprises Pass-Throughs (cost $42,327,489)					42,130,855

HIGH YIELD CORPORATE BONDS 65.17%

Advertising 0.19%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		1,579	1,619,059
Lamar Media Corp.	5.75%	2/1/2026		566	588,974
Total					2,208,033

Aerospace/Defense 0.77%

BBA US Holdings, Inc.†	5.375%	5/1/2026		1,006	1,012,287
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024		1,704	1,801,980
Bombardier, Inc.(Canada)†(c)	7.50%	3/15/2025		4,079	4,226,864
United Technologies Corp.	4.125%	11/16/2028		1,159	1,153,564
United Technologies Corp.	4.625%	11/16/2048		724	726,958
Total					8,921,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation 0.55%

Air Canada (Canada)†(c)	7.75%	4/15/2021		$1,140	$1,242,600
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(c)	4.125%	11/15/2026		827	831,135
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		577	588,785
Azul Investments LLP†	5.875%	10/26/2024		2,441	2,121,131
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(c)	4.125%	3/20/2033		782	774,302
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(c)	3.80%	3/20/2033		801	801,833
Total					6,359,786

Auto Parts & Equipment 0.21%

Allison Transmission, Inc.†	5.00%	10/1/2024		1,250	1,246,875
Navistar International Corp.†	6.625%	11/1/2025		1,112	1,162,040
Total					2,408,915

Automakers 0.45%

Tesla, Inc.†	5.30%	8/15/2025		6,126	5,184,128

Banking 4.88%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		1,692	1,699,600
Ally Financial, Inc.	8.00%	11/1/2031		1,957	2,380,201
American Express Co.	3.40%	2/27/2023		1,891	1,863,274
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%	7/28/2021		1,510	1,449,084
Associated Banc-Corp.	4.25%	1/15/2025		1,000	995,948
Astoria Financial Corp.	3.50%	6/8/2020		1,393	1,388,873
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%(USD Swap + 5.17%) #	—	(i)	1,415	1,468,063
Banco de Galicia y Buenos Aires SA (Argentina)†(c)	8.25%(5 Yr Treasury Note CMT + 7.16%) #	7/19/2026		1,400	1,323,000
Banco Safra SA†	4.125%	2/8/2023		1,768	1,690,650
Bank of America Corp.	4.45%	3/3/2026		1,137	1,139,557
Bank of Ireland Group plc (Ireland)†(c)	4.50%	11/25/2023		1,526	1,525,200
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,567,341
CIT Group, Inc.	5.25%	3/7/2025		603	616,568
CIT Group, Inc.	6.125%	3/9/2028		1,056	1,106,160
Citigroup, Inc.	4.45%	9/29/2027		1,164	1,151,149
Comerica, Inc.	3.80%	7/22/2026		1,258	1,212,397
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025		2,144	2,126,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Compass Bank	3.875%		4/10/2025		$2,353	$2,260,097
Credit Suisse Group AG (Switzerland)†(c)	7.50%(5 Yr Swap rate + 4.60%)	#	—	(i)	1,075	1,133,985
Fifth Third Bancorp	8.25%		3/1/2038		708	967,171
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,443,227
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		1,600	1,925,708
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)	#	4/15/2027		2,396	2,457,360
Huntington Bancshares, Inc.	5.70	%#(j)	—	(i)	1,217	1,208,633
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028		1,306	1,246,709
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%)	#	—	(i)	1,088	1,127,440
Lloyds Banking Group plc (United Kingdom)(c)	7.50%(5 Yr Swap rate + 4.76%)	#	—	(i)	1,519	1,570,266
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr Swap rate + 3.70%)	#	—	(i)	1,994	1,824,510
Morgan Stanley	3.125%		7/27/2026		2,144	1,998,443
Morgan Stanley	3.625%		1/20/2027		776	745,497
Popular, Inc.	6.125%		9/14/2023		1,273	1,291,942
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%		6/10/2023		1,517	1,581,045
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50%(5 Yr Swap rate + 5.80%)	#	—	(i)	2,235	2,293,669
Royal Bank of Scotland Group plc (United Kingdom)(c)	8.625%(5 Yr Swap rate + 7.60%)	#	—	(i)	1,071	1,149,986
SVB Financial Group	3.50%		1/29/2025		999	966,861
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023		1,873	1,609,741
UBS Group Funding Switzerland AG (Switzerland)(c)	7.00%(5 Yr Swap rate + 4.87%)	#	—	(i)	1,000	1,064,188
Washington Mutual Bank(k)	6.875%		6/15/2011		1,250	125	(l)
Zions Bancorp N.A.	3.50%		8/27/2021		1,060	1,054,516
Total						56,624,983

Beverages 0.88%

Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,524,194
Bacardi Ltd.†	4.70%		5/15/2028		2,538	2,523,014
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		1,438	1,380,778
Brown-Forman Corp.	3.50%		4/15/2025		797	789,374
Brown-Forman Corp.	4.50%		7/15/2045		1,572	1,653,982
Coca-Cola Icecek AS (Turkey)†(c)	4.215%		9/19/2024		783	738,186
PepsiCo, Inc.	3.60%		3/1/2024		1,653	1,669,337
Total						10,278,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.19%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	$1,087	$1,019,063
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	1,023	1,035,787
Boral Finance Pty Ltd. (Australia)†(c)	3.75%	5/1/2028	1,306	1,218,619
ITR Concession Co. LLC†	5.183%	7/15/2035	785	747,733
Lennar Corp.	4.75%	11/15/2022	1,304	1,315,410
Lennar Corp.	4.75%	5/30/2025	518	506,993
Lennar Corp.	4.75%	11/29/2027	440	425,150
PulteGroup, Inc.	5.00%	1/15/2027	1,613	1,534,366
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,171,250
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	570	559,313
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,036,250
William Lyon Homes, Inc.	5.875%	1/31/2025	2,466	2,302,627
Total				13,872,561

Building Materials 0.20%

Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,186,455
Lennox International, Inc.	3.00%	11/15/2023	1,136	1,082,784
Total				2,269,239

Cable & Satellite Television 1.56%

Altice France SA (France)†(c)	7.375%	5/1/2026	3,898	3,916,710
Altice France SA (France)†(c)	8.125%	2/1/2027	1,167	1,202,010
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,645,548
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	2,158	2,171,487
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,035	1,059,581
CSC Holdings LLC†	10.875%	10/15/2025	1,430	1,664,163
DISH DBS Corp.	7.75%	7/1/2026	2,453	2,333,416
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,931,431
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	1,272	1,196,634
Total				18,120,980

Chemicals 1.29%

CF Industries, Inc.†	4.50%	12/1/2026	2,502	2,488,251
CF Industries, Inc.	4.95%	6/1/2043	253	224,854
CF Industries, Inc.	5.15%	3/15/2034	422	404,065
Chemours Co. (The)	5.375%	5/15/2027	647	625,973
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	1,123	1,199,162
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(c)	7.50%	5/1/2025	1,124	1,104,330
Hexion, Inc.	6.625%	4/15/2020	953	898,203
International Flavors & Fragrances, Inc.	5.00%	9/26/2048	1,840	1,847,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Mexichem SAB de CV (Mexico)†(c)	5.50%	1/15/2048	$255	$234,919
Mexichem SAB de CV (Mexico)†(c)	5.875%	9/17/2044	627	605,055
OCI NV (Netherlands)†(c)	6.625%	4/15/2023	1,138	1,182,097
Olin Corp.	5.125%	9/15/2027	1,181	1,142,617
TPC Group, Inc.†	8.75%	12/15/2020	1,133	1,135,833
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	1,933	1,875,205
Total				14,967,703

Consumer/Commercial/Lease Financing 1.07%

Freedom Mortgage Corp.†	8.125%	11/15/2024	985	960,375
Freedom Mortgage Corp.†	8.25%	4/15/2025	894	871,650
Hunt Cos., Inc.†	6.25%	2/15/2026	1,120	1,047,200
Navient Corp.	6.125%	3/25/2024	3,319	3,327,297
Navient Corp.	6.75%	6/25/2025	2,669	2,692,354
Quicken Loans, Inc.†	5.25%	1/15/2028	2,480	2,312,600
WeWork Cos., Inc.†	7.875%	5/1/2025	1,184	1,157,360
Total				12,368,836

Department Stores 0.32%

Kohl’s Corp.	5.55%	7/17/2045	2,288	2,202,037
Seven & i Holdings Co. Ltd. (Japan)†(c)	3.35%	9/17/2021	1,527	1,527,946
Total				3,729,983

Discount Stores 0.94%

Amazon.com, Inc.	3.15%	8/22/2027	1,014	972,945
Amazon.com, Inc.	4.25%	8/22/2057	2,325	2,330,470
Amazon.com, Inc.	4.80%	12/5/2034	3,679	4,020,042
Amazon.com, Inc.	5.20%	12/3/2025	3,295	3,622,034
Total				10,945,491

Diversified Capital Goods 0.70%

BCD Acquisition, Inc.†	9.625%	9/15/2023	1,028	1,101,245
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	1,169	1,097,591
Griffon Corp.	5.25%	3/1/2022	1,163	1,154,278
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	1,333	1,255,766
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025	1,235	1,200,672
SPX FLOW, Inc.†	5.625%	8/15/2024	873	881,634
SPX FLOW, Inc.†	5.875%	8/15/2026	1,465	1,479,650
Total				8,170,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 0.19%

Cemig Geracao e Transmissao SA (Brazil)†(c)	9.25%	12/5/2024	$1,164	$1,203,285
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,038,609
Total				2,241,894

Electric: Generation 1.03%

Acwa Power Management & Investments One Ltd. (Sounth Africa)†(c)	5.95%	12/15/2039	1,386	1,345,612
Calpine Corp.	5.75%	1/15/2025	2,442	2,170,327
Clearway Energy Operating LLC†(m)	5.75%	10/15/2025	1,344	1,359,120
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,642,776
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,709	1,882,313
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(c)	6.875%	2/1/2025	1,631	1,341,498
Talen Energy Supply LLC	4.60%	12/15/2021	965	829,900
Vistra Operations Co. LLC†	5.50%	9/1/2026	1,360	1,377,000
Total				11,948,546

Electric: Integrated 2.18%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	1,782	1,670,625
AES Corp. (The)	4.50%	3/15/2023	1,019	1,022,821
AES Corp. (The)	5.125%	9/1/2027	71	71,888
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,245,599
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	1,217	1,212,128
Black Hills Corp.	4.35%	5/1/2033	773	758,606
El Paso Electric Co.	5.00%	12/1/2044	1,953	1,984,120
Entergy Arkansas, Inc.	4.00%	6/1/2028	1,589	1,590,346
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,109	1,111,658
Entergy Louisiana LLC	4.00%	3/15/2033	958	961,160
Entergy Mississippi, Inc.	2.85%	6/1/2028	1,547	1,415,797
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,106,661
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,023,248
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,153,463
NRG Energy, Inc.†	5.75%	1/15/2028	2,930	2,966,625
Ohio Power Co.	4.15%	4/1/2048	2,395	2,373,247
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,179,697
Puget Sound Energy, Inc.	7.02%	12/1/2027	314	381,104
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,051,148
Total				25,279,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.77%

Nokia OYJ (Finland)(c)	4.375%	6/12/2027	$1,208	$1,165,720
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,750,282
QUALCOMM, Inc.	4.30%	5/20/2047	1,537	1,451,326
Trimble, Inc.	4.75%	12/1/2024	2,232	2,262,467
Xilinx, Inc.	2.95%	6/1/2024	1,345	1,278,914
Total				8,908,709

Energy: Exploration & Production 4.32%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	1,563	1,492,665
Anadarko Petroleum Corp.	6.60%	3/15/2046	2,406	2,835,332
California Resources Corp.†	8.00%	12/15/2022	3,640	3,480,750
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	1,976	1,926,955
Centennial Resource Production LLC†	5.375%	1/15/2026	1,155	1,152,112
Chesapeake Energy Corp.	7.00%	10/1/2024	1,150	1,151,437
Chesapeake Energy Corp.	7.50%	10/1/2026	1,150	1,151,437
Continental Resources, Inc.	3.80%	6/1/2024	2,737	2,686,636
Continental Resources, Inc.	4.375%	1/15/2028	827	821,879
Continental Resources, Inc.	4.50%	4/15/2023	2,919	2,972,560
Denbury Resources, Inc.†	7.50%	2/15/2024	1,115	1,149,844
Eclipse Resources Corp.	8.875%	7/15/2023	1,187	1,213,707
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	849	853,245
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	1,138	1,152,225
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	1,029	792,330
Gulfport Energy Corp.	6.375%	5/15/2025	586	578,675
Gulfport Energy Corp.	6.375%	1/15/2026	658	641,550
HighPoint Operating Corp.	7.00%	10/15/2022	1,042	1,042,000
HighPoint Operating Corp.	8.75%	6/15/2025	548	578,140
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,160	1,137,670
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	817	824,149
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(c)	6.375%	6/1/2028	2,300	2,371,990
Indigo Natural Resources LLC†	6.875%	2/15/2026	1,192	1,159,220
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	1,853	1,426,810
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	1,210	1,203,950
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	2,073	1,896,795
Murphy Oil Corp.	6.875%	8/15/2024	517	548,522
Newfield Exploration Co.	5.625%	7/1/2024	3,041	3,219,659
Range Resources Corp.	4.875%	5/15/2025	954	907,493
SM Energy Co.	6.625%	1/15/2027	710	734,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)

SM Energy Co.	6.75%	9/15/2026		$1,121	$1,170,044
Southwestern Energy Co.	7.75%	10/1/2027		658	697,480
SRC Energy, Inc.	6.25%	12/1/2025		1,833	1,732,185
Texaco Capital, Inc.	8.625%	11/15/2031		1,223	1,751,230
Transportadora de Gas del Sur SA (Argentina)†(c)	6.75%	5/2/2025		899	867,535
WildHorse Resource Development Corp.	6.875%	2/1/2025		777	806,138
Total					50,129,199

Environmental 0.17%

Darling Global Finance BV†(a)	3.625%	5/15/2026	EUR	674	807,246
Waste Pro USA, Inc.†	5.50%	2/15/2026		$1,143	1,120,140
Total					1,927,386

Food & Drug Retailers 0.30%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		1,788	1,727,655
Ingles Markets, Inc.	5.75%	6/15/2023		1,690	1,719,575
Total					3,447,230

Food: Wholesale 1.31%

Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023		1,863	1,865,329
B&G Foods, Inc.	5.25%	4/1/2025		1,260	1,210,936
Campbell Soup Co.	4.80%	3/15/2048		1,089	991,082
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		1,312	1,197,200
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		1,165	1,151,894
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		1,179	1,173,105
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022		1,385	1,412,128
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		1,299	1,276,267
McCormick & Co., Inc.	4.20%	8/15/2047		1,893	1,794,210
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		986	922,748
MHP SE (Ukraine)†(c)	7.75%	5/10/2024		574	575,200
Nvent Finance Sarl (Luxembourg)†(c)	4.55%	4/15/2028		1,190	1,160,095
Simmons Foods, Inc.†	5.75%	11/1/2024		678	522,907
Total					15,253,101

Foreign Sovereign 0.20%

CMA CGM SA†(a)	5.25%	1/15/2025	EUR	1,251	1,290,109
Instituto Costarricense de Electricidad (Costa Rica)†(c)	6.375%	5/15/2043		$1,332	1,045,620
Total					2,335,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Forestry/Paper 0.76%

Norbord, Inc. (Canada)†(c)	6.25%		4/15/2023		$1,991	$2,085,572
Rayonier AM Products, Inc.†	5.50%		6/1/2024		1,757	1,700,477
Rayonier, Inc.	3.75%		4/1/2022		1,262	1,249,161
Suzano Austria GmbH (Austria)†(c)	5.75%		7/14/2026		1,275	1,289,344
Suzano Austria GmbH (Austria)†(c)	6.00%		1/15/2029		771	775,048
West Fraser Timber Co. Ltd. (Canada)†(c)	4.35%		10/15/2024		1,717	1,675,384
Total						8,774,986

Gaming 1.39%

Boyd Gaming Corp.	6.00%		8/15/2026		1,127	1,141,087
Delta Merger Sub, Inc.†	6.00%		9/15/2026		1,101	1,117,515
Eldorado Resorts, Inc.	6.00%		4/1/2025		552	560,970
Everi Payments, Inc.†	7.50%		12/15/2025		1,494	1,512,675
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		2,357	2,437,987
Jacobs Entertainment, Inc.†	7.875%		2/1/2024		1,821	1,937,380
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024		544	559,640
MGM Resorts International	6.00%		3/15/2023		1,631	1,692,162
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		1,181	1,161,809
Penn National Gaming, Inc.†	5.625%		1/15/2027		1,770	1,711,944
Stars Group Holdings BV (Netherlands)†(c)	7.00%		7/15/2026		1,147	1,186,216
Station Casinos LLC†	5.00%		10/1/2025		1,110	1,065,933
Total						16,085,318

Gas Distribution 2.54%

Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		2,154	2,167,462
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		1,059	1,114,598
Cheniere Energy Partners LP	5.25%		10/1/2025		1,149	1,151,873
Cheniere Energy Partners LP†	5.625%		10/1/2026		1,539	1,552,005
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		1,175	1,149,466
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		1,145	1,163,874
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021		1,400	1,475,498
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%		5/15/2023		1,419	1,415,452
NGPL PipeCo LLC†	4.875%		8/15/2027		2,762	2,758,547
Northern Natural Gas Co.†	4.30%		1/15/2049		1,811	1,744,028
ONEOK, Inc.	4.55%		7/15/2028		1,949	1,961,366
ONEOK, Inc.	4.95%		7/13/2047		1,857	1,849,389
Plains All American Pipeline LP	6.125	%#(j)	—	(i)	1,193	1,164,666
Rockies Express Pipeline LLC†	6.875%		4/15/2040		1,942	2,223,590
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,775	1,786,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Southern Star Central Corp.†	5.125%	7/15/2022	$1,145	$1,146,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	748	733,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%	4/15/2026	1,131	1,171,999
Williams Cos., Inc. (The)	3.70%	1/15/2023	1,721	1,703,782
Total				29,434,371

Health Facilities 3.26%

AHP Health Partners, Inc.†	9.75%	7/15/2026	1,193	1,249,667
Ascension Health	3.945%	11/15/2046	1,017	987,491
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,452	2,390,700
Dignity Health	3.812%	11/1/2024	675	667,448
HCA, Inc.	4.75%	5/1/2023	496	506,540
HCA, Inc.	5.25%	4/15/2025	1,612	1,666,405
HCA, Inc.	5.25%	6/15/2026	763	786,844
HCA, Inc.	5.375%	2/1/2025	360	368,100
HCA, Inc.	5.50%	6/15/2047	4,319	4,389,184
HCA, Inc.	5.875%	3/15/2022	1,715	1,822,187
HCA, Inc.	5.875%	2/15/2026	327	341,306
HCA, Inc.	7.05%	12/1/2027	390	420,225
HCA, Inc.	7.50%	2/15/2022	1,352	1,483,820
HCA, Inc.	7.58%	9/15/2025	552	616,860
HCA, Inc.	7.69%	6/15/2025	1,240	1,391,900
HCA, Inc.	8.36%	4/15/2024	261	298,193
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,481,154
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,693,793
NVA Holdings, Inc.†	6.875%	4/1/2026	1,125	1,127,812
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,202,978
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	2,506	2,173,955
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,090,870
Tenet Healthcare Corp.	4.625%	7/15/2024	646	629,527
Tenet Healthcare Corp.	5.125%	5/1/2025	5,730	5,658,375
Tenet Healthcare Corp.	7.00%	8/1/2025	375	372,000
Tenet Healthcare Corp.	6.75%	6/15/2023	2,987	2,987,000
Total				37,804,334

Health Services 1.07%

DaVita, Inc.	5.00%	5/1/2025	1,000	964,690
Elanco Animal Health, Inc.†	4.90%	8/28/2028	1,154	1,173,272
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,136	1,147,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

Montefiore Obligated Group	5.246%	11/1/2048	$1,553	$1,555,327
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,077,428
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,603	1,662,295
Sotera Health Holdings LLC†	6.50%	5/15/2023	364	375,830
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	189	191,363
Syneos Health, Inc./inVentiv, Health Inc./inVentiv Health, Clinical Inc.†	7.50%	10/1/2024	596	633,250
Verscend Escrow Corp.†	9.75%	8/15/2026	1,692	1,749,105
West Street Merger Sub, Inc.†	6.375%	9/1/2025	2,006	1,910,715
Total				12,440,635

Hotels 0.58%

ESH Hospitality, Inc.†	5.25%	5/1/2025	1,168	1,135,880
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	1,254	1,216,756
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	1,983	1,980,522
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	755	776,706
Wyndham Destinations, Inc.	4.50%	4/1/2027	712	674,620
Wyndham Destinations, Inc.	6.35%	10/1/2025	998	1,000,495
Total				6,784,979

Insurance Brokerage 0.34%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	1,639	1,700,462
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%) #	11/1/2057	1,230	1,111,713
HUB International Ltd.†	7.00%	5/1/2026	1,133	1,137,317
Total				3,949,492

Integrated Energy 0.55%

Cenovus Energy, Inc. (Canada)(c)	6.75%	11/15/2039	1,460	1,649,452
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,068,528
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%	4/6/2028	1,121	1,149,025
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,973	2,550,558
Total				6,417,563

Investments & Miscellaneous Financial Services 1.35%

BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	1,571	1,527,880
Curo Group Holdings Corp.†	8.25%	9/1/2025	1,794	1,731,228
FMR LLC†	5.35%	11/15/2021	800	840,493
MSCI, Inc.†	5.375%	5/15/2027	201	205,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investments & Miscellaneous Financial Services (continued)

MSCI, Inc.†	5.75%	8/15/2025		$1,434	$1,509,600
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026		1,783	1,872,150
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		1,263	1,256,489
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		4,097	3,836,173
S&P Global, Inc.	6.55%	11/15/2037		1,391	1,738,365
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		1,087	1,125,045
Total					15,642,946

Life Insurance 0.44%

Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		2,206	2,023,422
Nuveen Finance LLC†	4.125%	11/1/2024		703	695,909
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889	863,163
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,517,972
Total					5,100,466

Machinery 0.22%

Roper Technologies, Inc.	4.20%	9/15/2028		1,665	1,659,097
Xylem, Inc.	3.25%	11/1/2026		1,004	944,115
Total					2,603,212

Managed Care 1.13%

Anthem, Inc.	3.65%	12/1/2027		1,434	1,365,417
Centene Corp.	4.75%	1/15/2025		2,336	2,336,000
Centene Corp.†	5.375%	6/1/2026		2,615	2,686,913
Centene Corp.	6.125%	2/15/2024		2,044	2,156,420
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	1,647,264
WellCare Health Plans, Inc.	5.25%	4/1/2025		2,829	2,882,044
Total					13,074,058

Media: Content 1.58%

Activision Blizzard, Inc.	3.40%	9/15/2026		1,845	1,756,675
AMC Networks, Inc.	4.75%	8/1/2025		2,332	2,243,547
Discovery Communications LLC	5.20%	9/20/2047		1,921	1,889,064
Gray Television, Inc.†	5.125%	10/15/2024		211	204,406
Gray Television, Inc.†	5.875%	7/15/2026		938	932,138
iHeartCommunications, Inc.(k)	9.00%	3/1/2021		2,992	2,244,000
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	2,217	2,544,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)

Netflix, Inc.	4.375%	11/15/2026	$277	$261,621
Netflix, Inc.†	4.875%	4/15/2028	553	520,511
Netflix, Inc.	5.875%	2/15/2025	2,195	2,274,569
Sirius XM Radio, Inc.†	5.00%	8/1/2027	1,192	1,152,914
Sirius XM Radio, Inc.†	6.00%	7/15/2024	1,075	1,118,215
Univision Communications, Inc.†	5.125%	5/15/2023	519	498,240
Univision Communications, Inc.†	5.125%	2/15/2025	692	648,750
Total				18,288,982

Media: Diversified 0.20%

21st Century Fox America, Inc.	7.75%	12/1/2045	1,525	2,340,169

Medical Products 0.65%

Boston Scientific Corp.	7.00%	11/15/2035	1,473	1,849,183
Edwards Lifesciences Corp.	4.30%	6/15/2028	2,411	2,413,199
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	2,325	2,283,150
Teleflex, Inc.	4.625%	11/15/2027	641	611,354
Teleflex, Inc.	4.875%	6/1/2026	383	381,085
Total				7,537,971

Metals/Mining (Excluding Steel) 2.58%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%	5/15/2028	1,112	1,145,360
Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024	1,227	1,303,687
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	1,363	1,456,706
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026	1,143	1,151,572
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	2,912	2,842,840
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022	1,255	1,192,530
Freeport-McMoRan, Inc.	3.875%	3/15/2023	6,205	6,018,354
Freeport-McMoRan, Inc.	4.55%	11/14/2024	2,406	2,345,850
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	686	715,663
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019	1,037	881,450
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	15	2	(l)
Nexa Resources SA (Brazil)†(c)	5.375%	5/4/2027	1,233	1,196,010
Novelis Corp.†	5.875%	9/30/2026	1,000	978,750
Novelis Corp.†	6.25%	8/15/2024	974	995,915
Peabody Energy Corp.†	6.00%	3/31/2022	1,099	1,120,980
Peabody Energy Corp.†	6.375%	3/31/2025	2,810	2,866,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Peabody Energy Corp.†	10.00%	3/15/2022	$1,310	$131	(l)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2,127	2,177,516
Samarco Mineracao SA (Brazil)†(c)(k)	4.125%	11/1/2022	944	653,248
Warrior Met Coal, Inc.†	8.00%	11/1/2024	941	966,878
Total				30,009,642

Monoline Insurance 0.26%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	1,930	1,803,932
MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,264,200
Total				3,068,132

Non-Electric Utilities 0.11%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,328,925

Oil Field Equipment & Services 2.05%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	2,529	2,471,984
Calfrac Holdings LP†	8.50%	6/15/2026	1,422	1,333,125
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	1,407	1,442,175
Ensco plc (United Kingdom)(c)	4.50%	10/1/2024	1,587	1,368,787
Ensco plc (United Kingdom)(c)	5.20%	3/15/2025	2,858	2,497,177
Ensco plc (United Kingdom)(c)	5.75%	10/1/2044	794	596,493
Ensco plc (United Kingdom)(c)	7.75%	2/1/2026	366	364,628
Forum Energy Technologies, Inc.	6.25%	10/1/2021	1,011	1,013,528
National Oilwell Varco, Inc.	3.95%	12/1/2042	1,363	1,189,316
Noble Holding International Ltd.†	7.875%	2/1/2026	2,169	2,258,471
Pioneer Energy Services Corp.	6.125%	3/15/2022	1,264	1,112,320
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	1,804	1,731,840
Rowan Cos., Inc.	4.75%	1/15/2024	1,948	1,748,330
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	870	922,810
Transocean Pontus Ltd.†	6.125%	8/1/2025	583	593,925
Transocean Proteus Ltd.†	6.25%	12/1/2024	849	867,194
Transocean, Inc.†	7.50%	1/15/2026	1,144	1,184,040
Unit Corp.	6.625%	5/15/2021	1,136	1,141,680
Total				23,837,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Refining & Marketing 0.29%

Citgo Holding, Inc.†	10.75%	2/15/2020		$1,985	$2,114,025
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(c)	4.50%	10/18/2024		1,471	1,298,819
Total					3,412,844

Packaging 0.85%

BWAY Holding Co.†	7.25%	4/15/2025		3,579	3,498,115
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		1,295	1,414,787
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		937	927,630
Pactiv LLC	7.95%	12/15/2025		1,152	1,238,400
Sealed Air Corp.†	6.875%	7/15/2033		1,850	1,998,000
Trident Merger Sub, Inc.†	6.625%	11/1/2025		801	760,950
Total					9,837,882

Personal & Household Products 0.81%

Church & Dwight Co., Inc.	3.15%	8/1/2027		1,908	1,769,153
Church & Dwight Co., Inc.	3.95%	8/1/2047		465	420,037
Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026		1,072	1,110,860
Gibson Brands, Inc.†(k)	8.875%	8/1/2018		1,725	1,509,375
Mattel, Inc.	2.35%	8/15/2021		2,885	2,625,350
Mattel, Inc.†	6.75%	12/31/2025		1,176	1,155,420
SC Johnson & Son, Inc.†	4.75%	10/15/2046		805	859,693
Total					9,449,888

Pharmaceuticals 1.55%

Bausch Health Cos., Inc.†(a)	4.50%	5/15/2023	EUR	2,705	3,110,146
Bausch Health Cos., Inc.†	5.50%	3/1/2023		$1,975	1,907,356
Bausch Health Cos., Inc.†	5.625%	12/1/2021		4,365	4,365,000
Bausch Health Cos., Inc.†	5.875%	5/15/2023		1,811	1,764,819
Bausch Health Cos., Inc.†	7.00%	3/15/2024		1,332	1,410,588
Bausch Health Cos., Inc.†	8.50%	1/31/2027		1,621	1,706,103
Teva Pharmaceutical Finance Netherlands II BV(a)	1.875%	3/31/2027	EUR	1,123	1,123,308
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026		$1,714	1,428,753
Zoetis, Inc.	3.90%	8/20/2028		1,159	1,148,572
Total					17,964,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.15%

Meredith Corp.†	6.875%	2/1/2026	$1,710	$1,757,025

Property & Casualty 0.20%

Allstate Corp. (The)	4.20%	12/15/2046	1,244	1,218,687
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,159,196
Total				2,377,883

Rail 0.41%

Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	1,524	1,579,469
Rumo Luxembourg Sarl (Luxembourg)†(c)	5.875%	1/18/2025	1,799	1,682,065
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	1,459	1,494,235
Total				4,755,769

Real Estate Development & Management 0.28%

China Evergrande Group (China)(c)	8.75%	6/28/2025	1,998	1,796,192
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	1,051	951,190
Shimao Property Holdings Ltd. (Hong Kong)(c)	5.20%	1/30/2025	601	558,386
Total				3,305,768

Real Estate Investment Trusts 0.52%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,147,247
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,092,788
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	719,776
National Retail Properties, Inc.	4.80%	10/15/2048	768	772,187
Prologis LP	3.875%	9/15/2028	781	785,105
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,483	1,498,118
Total				6,015,221

Real Estate Management & Development 0.17%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	2,039	2,003,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 0.52%

eDreams ODIGEO SA†(a)	5.50%	9/1/2023	EUR	669	$781,613
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		$1,450	1,718,936
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		1,587	1,734,353
Six Flags Entertainment Corp.†	4.875%	7/31/2024		1,182	1,160,724
Six Flags Entertainment Corp.†	5.50%	4/15/2027		593	588,552
Total					5,984,178

Reinsurance 0.40%

AXIS Specialty Finance plc (United Kingdom)(c)	5.15%	4/1/2045		770	745,929
Berkshire Hathaway, Inc.	2.75%	3/15/2023		907	886,182
Berkshire Hathaway, Inc.	3.125%	3/15/2026		907	875,510
Transatlantic Holdings, Inc.	8.00%	11/30/2039		1,584	2,167,690
Total					4,675,311

Restaurants 0.60%

Arcos Dorados Holdings, Inc. (Uruguay)†(c)	5.875%	4/4/2027		1,199	1,125,777
Darden Restaurants, Inc.	3.85%	5/1/2027		384	372,375
Darden Restaurants, Inc.	4.55%	2/15/2048		691	648,837
IRB Holding Corp.†	6.75%	2/15/2026		1,177	1,156,403
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		2,083	2,007,491
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		1,610	1,600,952
Total					6,911,835

Software/Services 2.33%

Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021		1,150	1,136,920
Autodesk, Inc.	3.50%	6/15/2027		2,446	2,281,069
Citrix Systems, Inc.	4.50%	12/1/2027		1,222	1,179,032
First Data Corp.†	5.75%	1/15/2024		2,563	2,605,289
Informatica LLC†	7.125%	7/15/2023		1,115	1,146,867
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		565	581,950
Match Group, Inc.†	5.00%	12/15/2027		2,419	2,419,242
Microsoft Corp.	2.40%	8/8/2026		792	730,656
Microsoft Corp.	3.125%	11/3/2025		2,817	2,758,925
Microsoft Corp.	4.50%	2/6/2057		1,921	2,074,913
Rackspace Hosting, Inc.†	8.625%	11/15/2024		1,065	1,039,706
salesforce.com, Inc.	3.70%	4/11/2028		1,580	1,567,364
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		1,010	1,111,808
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		1,766	1,672,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)

Tencent Holdings Ltd. (China)†(c)	3.925%	1/19/2038		$1,218	$1,100,827
VeriSign, Inc.	4.75%	7/15/2027		750	733,837
VeriSign, Inc.	5.25%	4/1/2025		1,593	1,628,842
Visa, Inc.	3.15%	12/14/2025		1,289	1,250,518
Total					27,020,531

Specialty Retail 1.49%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		1,102	1,118,530
Best Buy Co., Inc.	4.45%	10/1/2028		2,299	2,292,324
Brookstone Holdings Corp. PIK 10.00%(k)	10.00%	7/7/2021		49	42,588	(d)
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019		1,841	1,150,625
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		1,192	1,178,530
Hot Topic, Inc.†	9.25%	6/15/2021		1,174	1,176,935
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	957	1,148,226
PetSmart, Inc.†	5.875%	6/1/2025		$2,674	2,205,221
PVH Corp.(a)	3.125%	12/15/2027	EUR	986	1,141,533
Tapestry, Inc.	4.125%	7/15/2027		$1,682	1,600,637
Tiffany & Co.	4.90%	10/1/2044		1,595	1,500,003
Under Armour, Inc.	3.25%	6/15/2026		1,340	1,184,087
W.W. Grainger, Inc.	4.20%	5/15/2047		1,555	1,527,526
Total					17,266,765

Steel Producers/Products 0.32%

Allegheny Technologies, Inc.	7.875%	8/15/2023		1,633	1,753,434
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		815	891,520
Steel Dynamics, Inc.	4.125%	9/15/2025		604	581,471
Steel Dynamics, Inc.	5.00%	12/15/2026		502	500,745
Total					3,727,170

Support: Services 2.83%

AECOM	5.125%	3/15/2027		2,417	2,362,859
Ahern Rentals, Inc.†	7.375%	5/15/2023		1,190	1,178,100
Ashtead Capital, Inc.†	4.375%	8/15/2027		1,393	1,326,833
Brand Industrial Services, Inc.†	8.50%	7/15/2025		1,787	1,843,523
Brink’s Co. (The)†	4.625%	10/15/2027		1,766	1,633,550
Cleveland Clinic Foundation (The)	4.858%	1/1/2114		1,100	1,152,874
Cloud Crane LLC†	10.125%	8/1/2024		990	1,086,525
Fluor Corp.	4.25%	9/15/2028		1,312	1,284,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)

Garda World Security Corp. (Canada)†(c)	8.75%	5/15/2025		$1,124	$1,104,330
H&E Equipment Services, Inc.	5.625%	9/1/2025		1,122	1,122,000
IHS Markit Ltd. (United Kingdom)†(c)	4.00%	3/1/2026		2,627	2,520,278
IHS Markit Ltd. (United Kingdom)(c)	4.75%	8/1/2028		1,550	1,555,657
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		1,467	1,437,660
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022		2,449	2,392,832
Metropolitan Museum of Art (The)	3.40%	7/1/2045		1,975	1,807,725
Monitronics International, Inc.	9.125%	4/1/2020		1,185	900,600
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023		1,298	1,391,456
Promontoria Holding 264 BV†(a)	6.75%	8/15/2023	EUR	528	619,616
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025		$1,130	1,135,085
United Rentals North America, Inc.	4.875%	1/15/2028		2,047	1,924,180
United Rentals North America, Inc.	5.875%	9/15/2026		755	777,650
Weight Watchers International, Inc.†	8.625%	12/1/2025		2,134	2,313,363
Total					32,870,868

Technology Hardware & Equipment 0.99%

Banff Merger Sub, Inc.†	8.375%	9/1/2026	EUR	500	587,039
Banff Merger Sub, Inc.†	9.75%	9/1/2026		$1,551	1,577,367
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		1,425	1,482,000
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		2,552	2,721,833
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		2,055	2,207,654
HP, Inc.	6.00%	9/15/2041		1,212	1,234,657
Western Digital Corp.	4.75%	2/15/2026		1,781	1,725,700
Total					11,536,250

Telecommunications: Satellite 0.24%

Intelsat Connect Finance SA (Luxembourg)†(c)	9.50%	2/15/2023		1,220	1,218,475
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023		1,644	1,519,878
Total					2,738,353

Telecommunications: Wireless 0.51%

T-Mobile USA, Inc.	6.375%	3/1/2025		2,386	2,491,700
T-Mobile USA, Inc.	6.50%	1/15/2026		3,228	3,390,045
Total					5,881,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.98%

CenturyLink, Inc.	5.625%	4/1/2025		$1,902	$1,864,531
CenturyLink, Inc.	6.75%	12/1/2023		598	622,668
CenturyLink, Inc.	6.875%	1/15/2028		172	165,997
CenturyLink, Inc.	7.50%	4/1/2024		4,708	5,043,445
DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023		1,653	1,745,981
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	2,781	3,189,570
Frontier Communications Corp.	6.875%	1/15/2025		$2,612	1,600,712
GCI LLC	6.875%	4/15/2025		1,230	1,278,019
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	1,179	1,438,034
Level 3 Financing, Inc.	5.25%	3/15/2026		$801	790,026
Motorola Solutions, Inc.	4.60%	2/23/2028		1,213	1,187,596
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		1,832	1,758,720
Wind Tre SpA (Italy)†(c)	5.00%	1/20/2026		1,278	1,117,809
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022		1,168	1,169,561
Total					22,972,669

Theaters & Entertainment 0.10%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		804	771,840
AMC Entertainment Holdings, Inc.	6.125%	5/15/2027		384	369,888
Total					1,141,728

Transportation: Infrastructure/Services 0.80%

Aeropuerto Internacional de Tocumen SA (Panama)†(c)	6.00%	11/18/2048		1,183	1,201,928
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030		1,382	1,401,041
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		1,000	1,037,500
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,459	1,442,438
Delhi International Airport Ltd. (India)†(c)	6.125%	10/31/2026		1,148	1,160,915
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024		1,331	1,344,310
Kirby Corp.	4.20%	3/1/2028		1,575	1,541,558
Stena AB (Sweden)†(c)	7.00%	2/1/2024		200	190,000
Total					9,319,690

Trucking & Delivery 0.10%

XPO CNW, Inc.	6.70%	5/1/2034		1,155	1,180,988
Total High Yield Corporate Bonds (cost $761,784,177)					756,536,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 3.89%

Air Transportation 0.21%

Miami Dade Cnty, FL	3.982%	10/1/2041	$970	$919,657
Miami-Dade Cnty, FL	4.28%	10/1/2041	1,550	1,534,206
Total				2,453,863

Education 0.96%

California St Univ	3.899%	11/1/2047	2,675	2,531,807
Ohio Univ	5.59%	12/1/2114	1,000	1,104,400
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	6,640	6,199,901
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,312,970
Total				11,149,078

General Obligation 1.29%

California	7.55%	4/1/2039	1,000	1,463,130
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,273,680
Chicago, IL	5.432%	1/1/2042	2,292	2,060,393
Chicago, IL	6.314%	1/1/2044	2,167	2,154,236
District of Columbia	5.591%	12/1/2034	1,445	1,666,663
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	847,352
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,185,220
New York City	5.985%	12/1/2036	1,134	1,364,463
Ohio St Univ	4.048%	12/1/2056	676	643,282
Pennsylvania	5.45%	2/15/2030	1,336	1,494,356
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	858,925
Total				15,011,700

Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025	460	510,637

Lease Obligations 0.06%

Wisconsin	3.294%	5/1/2037	790	700,303

Miscellaneous 0.46%

Chicago Transit Auth, IL	6.20%	12/1/2040	330	400,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	$1,210	$1,564,675
Pasadena Public Fing Auth	7.148%		3/1/2043	2,445	3,345,909
Total					5,310,973

Tax Revenue 0.56%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	1,720	2,056,742
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	1,225	1,259,863
New York City Indl Dev Agy†	11.00%		3/1/2029	2,475	3,229,875
Total					6,546,480

Transportation 0.15%

Port of Seattle, WA	3.571%		5/1/2032	650	617,825
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,058,225
Total					1,676,050

Utilities 0.16%

San Antonio, TX	5.718%		2/1/2041	1,480	1,838,959
Total Municipal Bonds (cost $46,523,870)					45,198,043

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.38%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $4,418,553)	4.499	%#(n)	10/15/2034	4,354	4,363,543

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production

Templar Energy LLC (cost $418,206)	Zero Coupon			42	272,883

	Exercise Price		Expiration Date	Shares (000)
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $86,340)	$35.05		5/14/2022	16	164	(d)
Total Long-Term Investments (cost $1,159,979,132)					1,172,848,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.92%

REPURCHASE AGREEMENT 0.92%

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $10,895,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $10,898,149; proceeds: $10,682,982 (cost $10,681,869)	$10,682	$10,681,869
Total Investments in Securities 101.95% (cost $1,170,661,001)		1,183,530,283
Less Unfunded Loan Commitments (0.10%)(cost ($1,215,058))		(1,214,189)
Net Investment 101.85% (cost $1,169,445,943)		1,182,316,094
Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (1.85%)		(21,448,531)
Net Assets 100.00%		$1,160,867,563

AUD	Australian dollar.
CAD	Canadian dollar.
CHF	Swiss franc.
DOP	Dominican peso.
EUR	euro.
HKD	Hong Kong dollar.
UYU	Uruguayan Peso.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Amount is less than $1,000.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2018.
(f)	Interest rate to be determined.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

(g)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(k)	Defaulted (non-income producing security).
(l)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security fair valued by the Pricing Committee.
(m)	Security purchased on a when-issued basis.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2018(1):

Referenced Index/Issuer	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023	$ 10,041,000	$(9,429,154)	$724,564	$(112,718)
Markit CDX. NA.EM.30(4)(6)	Credit Suisse	1.00%	12/20/2023	9,867,000	(9,452,330)	478,997	(64,327)
Markit CDX. NA.IG.31(4)(7)	Credit Suisse	1.00%	12/20/2023	98,138,000	(100,024,005)	(1,827,599)	(58,406)
						$(624,038)	$(235,451)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.30(4)(8)	Credit Suisse	5.00%	6/20/2023	$ 58,459,000	$63,003,631	$3,823,316	$721,315

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(h)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $721,315. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $235,451.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

(5)	Moody’s Credit Rating: Ba2
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(8)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2018(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$ 2,112,000	$ 1,937,158	$(174,842)	$48,616	$(126,226)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	4,667,000	4,343,457	(323,543)	87,685	(235,858)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	3,363,000	3,084,593	(278,407)	77,413	(200,994)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	851,000	792,004	(58,996)	15,989	(43,007)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	838,000	782,206	(55,794)	10,275	(45,519)
Markit CMBX. NA.BBB.9	Goldman Sachs	3.00%	9/17/2058	1,153,000	1,057,549	(95,451)	26,541	(68,910)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,325,299	(247,701)	67,130	(180,571)
Markit CMBX. NA.BBB.11	JPMorgan Chase	3.00%	11/18/2054	393,000	366,833	(26,167)	4,819	(21,348)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	4,977,000	4,564,978	(412,022)	114,566	(297,456)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	11/17/2059	4,812,000	4,478,404	(333,596)	90,409	(243,187)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	10,501,000	9,801,842	(699,158)	128,760	(570,398)
Tesla	Morgan Stanley	1.00%	6/20/2020	1,358,000	1,263,707	(99,096)	4,803	(94,293)
						$(2,804,773)	$677,006	$(2,127,767)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(h)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $677,006. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Open Forward Foreign Currency Exchange Contracts at September 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	10/19/2018	1,281,000	$1,693,334	$1,670,910	$22,424
euro	Sell	Citibank	12/7/2018	715,000	847,601	834,541	13,060
euro	Sell	Goldman Sachs	12/7/2018	477,000	563,124	556,750	6,374
euro	Sell	J.P. Morgan	12/7/2018	904,000	1,069,458	1,055,140	14,318
euro	Sell	Standard Chartered Bank	12/7/2018	588,000	694,802	686,308	8,494
euro	Sell	State Street Bank and Trust	12/7/2018	8,270,000	9,787,545	9,652,660	134,885
euro	Sell	State Street Bank and Trust	12/7/2018	191,000	225,576	222,933	2,643
euro	Sell	State Street Bank and Trust	12/7/2018	768,000	899,474	896,402	3,072
Japanese yen	Sell	State Street Bank and Trust	10/26/2018	242,350,000	2,196,135	2,136,688	59,447
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$264,717

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	10/19/2018	442,000	$577,917	$576,536	$(1,381)
British pound	Buy	Citibank	10/19/2018	839,000	1,104,869	1,094,374	(10,495)
euro	Buy	Goldman Sachs	11/16/2018	147,000	173,310	171,276	(2,034)
euro	Buy	Standard Chartered Bank	11/16/2018	140,000	165,314	163,120	(2,194)
euro	Buy	State Street Bank and Trust	11/16/2018	190,000	224,150	221,377	(2,773)
Japanese yen	Buy	Citibank	10/26/2018	51,202,000	462,626	451,424	(11,202)
Japanese yen	Buy	J.P. Morgan	10/26/2018	37,000,000	335,050	326,212	(8,838)
Japanese yen	Buy	J.P. Morgan	10/26/2018	50,831,000	461,735	448,153	(13,582)
Japanese yen	Buy	Standard Chartered Bank	10/26/2018	46,600,000	421,940	410,851	(11,089)
Japanese yen	Buy	State Street Bank and Trust	10/26/2018	25,449,000	230,500	224,372	(6,128)
Japanese yen	Buy	State Street Bank and Trust	10/26/2018	25,591,000	230,971	225,624	(5,347)
euro	Sell	J.P. Morgan	11/16/2018	500,000	573,675	582,571	(8,896)
euro	Sell	Morgan Stanley	11/16/2018	14,100,000	16,101,391	16,428,493	(327,102)
euro	Sell	J.P. Morgan	12/7/2018	800,000	930,980	933,752	(2,772)
Swiss franc	Sell	J.P. Morgan	11/16/2018	227,000	230,573	232,231	(1,658)
Swiss franc	Sell	J.P. Morgan	11/16/2018	569,000	577,786	582,111	(4,325)
Swiss franc	Sell	J.P. Morgan	11/16/2018	226,000	230,733	231,208	(475)
Swiss franc	Sell	State Street Bank and Trust	11/16/2018	225,000	229,344	230,185	(841)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(421,132)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	December 2018	6	Short	EUR	(789,229)	EUR	(784,200)	$5,839
U.S. 10-Year Treasury Note	December 2018	22	Short		$(2,639,618)		$(2,613,188)	26,430
U.S. Long Bond	December 2018	975	Short		(140,531,070)		(136,987,500)	3,543,570
Ultra Long U.S. Treasury Bond	December 2018	85	Short		(13,162,896)		(13,113,906)	48,990
Total Unrealized Appreciation on Open Futures Contracts								$3,624,829

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2018	252	Long		$53,251,171		$53,105,063	$(146,108)
U.S. 5-Year Treasury Note	December 2018	1,430	Long		161,833,752		160,841,485	(992,267)
U.S. 10-Year Treasury Note	December 2018	32	Long		4,064,556		4,032,000	(32,556)
Total Unrealized Depreciation on Open Futures Contracts								$(1,170,931)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$24,836,314	$—	$24,836,314
Common Stocks
Auto Parts & Equipment	—	1,576,087	—	1,576,087
Energy: Exploration & Production	2,395,468	46,219	—	2,441,687
Personal & Household Products	1,203,845	—	134,120	1,337,965
Remaining Industries	177,466,971	—	—	177,466,971
Convertible Bonds	—	4,468,619	—	4,468,619
Floating Rate Loans
Commercial Services	—	—	1,176,655	1,176,655
Diversified Capital Goods	—	—	2,295,677	2,295,677
Gaming	—	—	2,241,216	2,241,216
Personal & Household Products	—	5,772,156	820,999	6,593,155
Remaining Industries	—	65,368,280	—	65,368,280
Foreign Bond	—	2,427,219	—	2,427,219
Foreign Government Obligations	—	32,116,926	—	32,116,926
Government Sponsored Enterprises Pass-Throughs	—	42,130,855	—	42,130,855
High Yield Corporate Bonds
Banking	—	56,624,858	125	56,624,983
Metals/Mining (Excluding Steel)	—	30,009,509	133	30,009,642
Specialty Retail	—	17,224,177	42,588	17,266,765
Remaining Industries	—	652,634,765	—	652,634,765
Municipal Bonds	—	45,198,043	—	45,198,043
Non-Agency Commercial Mortgage-Backed Security	—	4,363,543	—	4,363,543
Preferred Stock	—	272,883	—	272,883
Warrant	—	—	164	164
Short-Term Investments
Repurchase Agreement	—	10,681,869	—	10,681,869
Total	$181,066,284	$995,752,322	$6,711,677	$1,183,530,283
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$721,315	$—	$721,315
Liabilities	—	(235,451)	—	(235,451)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(2,127,767)	—	(2,127,767)
Forward Foreign Currency Exchange Contracts
Assets	—	264,717	—	264,717
Liabilities	—	(421,132)	—	(421,132)
Futures Contracts
Assets	3,624,829	—	—	3,624,829
Liabilities	(1,170,931)	—	—	(1,170,931)
Unfunded Commitment
Assets	—	1,214,189	—	1,214,189
Liabilities	—	—	—	—
Total	$2,453,898	$(584,129)	$—	$1,869,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2018

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $6,522,610 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2018	$2,273,600	—	$3,137,076	$319,757	—
Accrued Discounts (Premiums)	—	—	18,118	(3,784)	—
Realized Gain (Loss)	—	(47)	1,211	(30,794)	(2)
Change in Unrealized Appreciation (Depreciation)	—	(917,766)	(99,855)	35,926	(86,176)
Purchases	—	1,051,933	5,336,723	430,278	86,342
Sales	—	—	(1,858,726)	(464,988)	—
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	(2,273,600)	—	—	(243,549)	—
Balance as of September 30, 2018	—	$134,120	$6,534,547	$42,846	$164
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	—	$(917,766)	$(99,855)	$35,926	$(86,176)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.10%

Aerospace & Defense 6.10%

General Dynamics Corp.	6,500	$1,331
Harris Corp.	12,500	2,115
Lockheed Martin Corp.	8,092	2,800
Northrop Grumman Corp.	8,000	2,539
Raytheon Co.	13,400	2,769
Total		11,554

Air Freight & Logistics 1.92%

FedEx Corp.	15,100	3,636

Banks 1.04%

Cullen/Frost Bankers, Inc.	4,600	481
People’s United Financial, Inc.	87,400	1,496
Total		1,977

Beverages 3.63%

Coca-Cola Co. (The)	88,168	4,072
PepsiCo, Inc.	25,124	2,809
Total		6,881

Biotechnology 1.68%

AbbVie, Inc.	33,599	3,178

Capital Markets 2.12%

Ameriprise Financial, Inc.	12,500	1,846
S&P Global, Inc.	4,700	918
T. Rowe Price Group, Inc.	11,500	1,256
Total		4,020

Chemicals 3.36%

Air Products & Chemicals, Inc.	4,200	701
Ecolab, Inc.	11,300	1,772
PPG Industries, Inc.	20,506	2,238
Sherwin-Williams Co. (The)	3,625	1,650
Total		6,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.01%

Cintas Corp.	1,700	$337
Waste Management, Inc.	17,400	1,572
Total		1,909

Diversified Telecommunication Services 4.12%

AT&T, Inc.	105,108	3,530
Verizon Communications, Inc.	80,000	4,271
Total		7,801

Electric: Utilities 4.70%

Alliant Energy Corp.	39,600	1,686
Duke Energy Corp.	27,600	2,208
Evergy, Inc.	16,000	879
Eversource Energy	32,500	1,997
NextEra Energy, Inc.	4,500	754
Southern Co. (The)	15,200	663
Xcel Energy, Inc.	15,100	713
Total		8,900

Electrical Equipment 1.14%

Emerson Electric Co.	5,000	383
Hubbell, Inc.	13,300	1,776
Total		2,159

Food & Staples Retailing 5.54%

Costco Wholesale Corp.	16,000	3,758
Sysco Corp.	37,800	2,769
Walgreens Boots Alliance, Inc.	15,221	1,110
Walmart, Inc.	30,280	2,843
Total		10,480

Food Products 1.83%

Flowers Foods, Inc.	44,300	827
Hormel Foods Corp.	20,600	812
J.M. Smucker Co. (The)	7,900	810
Kellogg Co.	14,400	1,008
Total		3,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Gas Utilities 0.59%

UGI Corp.	20,100	$1,115

Health Care Equipment & Supplies 5.68%

Abbott Laboratories	57,100	4,189
Becton, Dickinson & Co.	8,100	2,114
Medtronic plc (Ireland)(a)	45,191	4,445
Total		10,748

Health Care Providers & Services 2.59%

AmerisourceBergen Corp.	19,800	1,826
CVS Health Corp.	39,100	3,078
Total		4,904

Hotels, Restaurants & Leisure 2.29%

McDonald’s Corp.	25,974	4,345

Household Products 4.11%

Church & Dwight Co., Inc.	24,600	1,460
Clorox Co. (The)	12,400	1,865
Kimberly-Clark Corp.	18,635	2,118
Procter & Gamble Co. (The)	28,100	2,339
Total		7,782

Industrial Conglomerates 3.14%

3M Co.	16,967	3,575
Roper Technologies, Inc.	8,000	2,370
Total		5,945

Information Technology Services 4.48%

Accenture plc Class A (Ireland)(a)	17,700	3,013
Automatic Data Processing, Inc.	17,000	2,561
International Business Machines Corp.	19,187	2,901
Total		8,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Insurance 3.55%

Brown & Brown, Inc.	13,100	$388
Chubb Ltd. (Switzerland)(a)	2,800	374
Old Republic International Corp.	56,100	1,256
RenaissanceRe Holdings Ltd.	7,600	1,015
Torchmark Corp.	13,000	1,127
Travelers Cos., Inc. (The)	19,700	2,555
Total		6,715

Machinery 3.01%

Caterpillar, Inc.	19,200	2,928
Cummins, Inc.	12,800	1,869
Stanley Black & Decker, Inc.	6,200	908
Total		5,705

Metals & Mining 1.04%

Nucor Corp.	31,000	1,967

Multi-Line Retail 1.01%

Target Corp.	21,700	1,914

Multi-Utilities 1.95%

Consolidated Edison, Inc.	11,000	838
Dominion Energy, Inc.	40,500	2,846
Total		3,684

Oil, Gas & Consumable Fuels 5.23%

Chevron Corp.	42,549	5,203
Exxon Mobil Corp.	10,000	850
Occidental Petroleum Corp.	35,973	2,956
ONEOK, Inc.	13,100	888
Total		9,897

Pharmaceuticals 1.67%

Johnson & Johnson	22,919	3,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Professional Services 1.00%

Robert Half International, Inc.	26,900	$1,893

Road & Rail 3.43%

J.B. Hunt Transport Services, Inc.	13,800	1,641
Ryder System, Inc.	5,800	424
Union Pacific Corp.	27,200	4,429
Total		6,494

Semiconductors & Semiconductor Equipment 5.01%

Analog Devices, Inc.	11,900	1,100
Microchip Technology, Inc.	8,566	676
QUALCOMM, Inc.	47,257	3,404
Texas Instruments, Inc.	40,200	4,313
Total		9,493

Software 3.59%

CDK Global, Inc.	27,000	1,689
Microsoft Corp.	44,600	5,101
Total		6,790

Specialty Retail 4.21%

Lowe’s Cos., Inc.	38,625	4,435
Ross Stores, Inc.	7,800	773
TJX Cos., Inc. (The)	24,700	2,767
Total		7,975

Textiles, Apparel & Luxury Goods 2.31%

NIKE, Inc. Class B	51,600	4,372

Trading Companies & Distributors 1.02%

Fastenal Co.	33,200	1,926
Total Common Stocks (cost $163,567,343)		187,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.68%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $1,310,000 of U.S. Treasury Note at 2.750% due 5/31/2023; value: $1,310,379; proceeds: $1,283,366 (cost $1,283,232)	$1,283	$1,283
Total Investments in Securities 99.78% (cost $164,850,575)		188,902
Other Assets in Excess Liabilities(b) 0.22%		414
Net Assets 100.00%		$189,316

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2018	9	Long	$1,304,421	$1,313,550	$9,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$187,619	$—	$—	$187,619
Short-Term Investments
Repurchase Agreement	—	1,283	—	1,283
Total	$187,619	$1,283	$—	$188,902
Other Financial Instruments
Futures Contracts
Assets	$9	$—	$—	$9
Liabilities	—	—	—	—
Total	$9	$—	$—	$9

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.87%

Banks 4.99%

Citizens Financial Group, Inc.	15,994	$617
East West Bancorp, Inc.	5,085	307
Signature Bank	6,507	747
SVB Financial Group*	1,663	517
Total		2,188

Beverages 1.78%

Coca-Cola Co. (The)	16,920	782

Biotechnology 2.54%

Vertex Pharmaceuticals, Inc.*	5,788	1,116

Capital Markets 3.05%

Charles Schwab Corp. (The)	8,966	441
Morgan Stanley	19,222	895
Total		1,336

Chemicals 2.11%

DowDuPont, Inc.	14,387	925

Consumer Finance 1.80%

Discover Financial Services	10,335	790

Diversified Telecommunication Services 0.68%

AT&T, Inc.	8,875	298

Electric: Utilities 2.26%

NextEra Energy, Inc.	5,923	993

Electrical Equipment 1.52%

AMETEK, Inc.	8,421	666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.84%

Corning, Inc.	22,807	$805

Energy Equipment & Services 1.02%

Halliburton Co.	11,052	448

Entertainment 9.68%

Live Nation Entertainment, Inc.*	3,564	194
Netflix, Inc.*	5,604	2,097
Nintendo Co. Ltd. ADR	15,935	724
Walt Disney Co. (The)	10,509	1,229
Total		4,244

Equity Real Estate Investment Trusts 2.03%

Prologis, Inc.	13,105	888

Food & Staples Retailing 2.06%

Walmart, Inc.	9,639	905

Food Products 0.54%

Mondelez International, Inc. Class A	5,550	238

Health Care Equipment & Supplies 4.17%

Baxter International, Inc.	14,372	1,108
Insulet Corp.*	6,785	719
Total		1,827

Health Care Providers & Services 4.76%

UnitedHealth Group, Inc.	7,847	2,088

Hotels, Restaurants & Leisure 2.94%

McDonald’s Corp.	3,576	598
Yum! Brands, Inc.	7,613	692
Total		1,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Household Products 0.79%

Clorox Co. (The)	2,290	$344

Industrial Conglomerates 2.87%

Honeywell International, Inc.	7,554	1,257

Information Technology Services 1.08%

Worldpay, Inc. Class A*	4,658	472

Insurance 2.21%

Chubb Ltd. (Switzerland)(a)	3,231	432
Hartford Financial Services Group, Inc. (The)	10,744	537
Total		969

Interactive Media & Services 5.12%

Alphabet, Inc. Class A*	1,379	1,665
Tencent Holdings Ltd. ADR	14,259	582
Total		2,247

Internet & Direct Marketing Retail 7.20%

Alibaba Group Holding Ltd. ADR*	5,036	830
Amazon.com, Inc.*	1,161	2,325
Total		3,155

Machinery 1.36%

Caterpillar, Inc.	1,244	189
Parker-Hannifin Corp.	2,217	408
Total		597

Media 2.03%

Charter Communications, Inc. Class A*	1,013	330
Comcast Corp. Class A	15,774	559
Total		889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 3.27%

Devon Energy Corp.	12,902	$516
EOG Resources, Inc.	7,198	918
Total		1,434

Pharmaceuticals 4.97%

Bristol-Myers Squibb Co.	5,368	333
Johnson & Johnson	8,282	1,144
Novartis AG ADR	8,158	703
Total		2,180

Road & Rail 1.05%

CSX Corp.	6,236	462

Semiconductors & Semiconductor Equipment 2.28%

NVIDIA Corp.	2,419	680
Texas Instruments, Inc.	2,965	318
Total		998

Software 6.69%

Microsoft Corp.	24,111	2,758
Red Hat, Inc.*	1,302	177
Total		2,935

Specialty Retail 3.90%

Burlington Stores, Inc.*	3,713	605
Home Depot, Inc. (The)	3,164	655
O’Reilly Automotive, Inc.*	1,300	452
Total		1,712

Technology Hardware, Storage & Peripherals 4.47%

Apple, Inc.	8,691	1,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Tobacco 0.81%

Philip Morris International, Inc.	4,340	$354
Total Common Stocks (cost $34,626,851)		43,794

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $190,000 of U.S. Treasury Note at 2.125% due 2/29/2024; value: $182,266; proceeds: $177,016 (cost $176,998)	$177	177
Total Investments in Securities 100.27% (cost $34,803,849)		43,971
Liabilities in Excess of Other Assets (0.27)%		(118)
Net Assets 100.00%		$43,853

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$43,794	$—	$—	$43,794
Short-Term Investments
Repurchase Agreement	—	177	—	177
Total	$43,794	$177	$—	$43,971

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

Investments	Shares		Fair Value (000)
COMMON STOCKS 97.33%

Aerospace & Defense 4.51%

Aerovironment, Inc.*	14,307		$1,605
Axon Enterprise, Inc.*	14,699		1,006
Curtiss-Wright Corp.	4,134		568
Total			3,179

Air Freight & Logistics 0.77%

Atlas Air Worldwide Holdings, Inc.*	5,731		366
XPO Logistics, Inc.*	1,561		178
Total			544

Banks 4.73%

Cadence BanCorp	23,263		608
CenterState Bank Corp.	31,478		883
Webster Financial Corp.	9,192		542
Western Alliance Bancorp*	12,324		701
Wintrust Financial Corp.	7,102		603
Total			3,337

Biotechnology 10.50%

Agios Pharmaceuticals, Inc.*	6,111		471
Amarin Corp. plc ADR*	25,151		409
Amicus Therapeutics, Inc.*	32,252		390
AnaptysBio, Inc.*	3,200		319
Audentes Therapeutics, Inc.*	12,037		477
Blueprint Medicines Corp.*	7,194		562
Denali Therapeutics, Inc.*	11,877		258
FibroGen, Inc.*	11,662		709
Immunomedics, Inc.*	25,498		531
Loxo Oncology, Inc.*	5,355		915
Myovant Sciences Ltd. (United Kingdom)*(a)	21,065		559
Sage Therapeutics, Inc.*	3,669		518
Sarepta Therapeutics, Inc.*	4,599		743
Spark Therapeutics, Inc.*	815	(b)	45
Ultragenyx Pharmaceutical, Inc.*	6,515		497
Total			7,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Building Products 1.36%

Trex Co., Inc.*	12,479	$961

Capital Markets 3.01%

Evercore, Inc. Class A	7,395	744
Hamilton Lane, Inc. Class A	18,301	810
Moelis & Co. Class A	10,378	569
Total		2,123

Communications Equipment 0.67%

Lumentum Holdings, Inc.*	7,826	469

Construction & Engineering 0.56%

NV5 Global, Inc.*	4,549	394

Diversified Consumer Services 4.23%

Chegg, Inc.*	31,211	887
Grand Canyon Education, Inc.*	9,683	1,092
Weight Watchers International, Inc.*	13,969	1,006
Total		2,985

Electrical Equipment 1.21%

Generac Holdings, Inc.*	15,106	852

Energy Equipment & Services 1.26%

Cactus, Inc. Class A*	23,274	891

Entertainment 2.56%

Live Nation Entertainment, Inc.*	3,317	181
World Wrestling Entertainment, Inc. Class A	16,812	1,626
Total		1,807

Food Products 0.92%

Calavo Growers, Inc.	6,732	650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 9.50%

Glaukos Corp.*	16,294	$1,058
Inogen, Inc.*	4,417	1,078
Insulet Corp.*	13,592	1,440
iRhythm Technologies, Inc.*	10,795	1,022
Penumbra, Inc.*	8,116	1,215
Tandem Diabetes Care, Inc.*	20,665	885
Total		6,698

Health Care Providers & Services 1.37%

HealthEquity, Inc.*	10,240	967

Health Care Technology 1.72%

Teladoc, Inc.*	14,014	1,210

Hotels, Restaurants & Leisure 2.09%

Planet Fitness, Inc. Class A*	27,316	1,476

Household Durables 3.73%

iRobot Corp.*	8,271	909
Roku, Inc.*	19,835	1,448
Sonos, Inc.*	17,065	274
Total		2,631

Information Technology Services 4.06%

EPAM Systems, Inc.*	6,337	872
Okta, Inc.*	14,264	1,004
Twilio, Inc. Class A*	11,425	986
Total		2,862

Interactive Media & Services 1.46%

Cargurus, Inc.*	9,670	539
Eventbrite, Inc.*	12,889	489
Total		1,028

Internet & Direct Marketing Retail 2.74%

Etsy, Inc.*	15,348	788
Stamps.com, Inc.*	2,586	585
Stitch Fix, Inc.*	12,722	557
Total		1,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Leisure Products 0.61%

Malibu Boats, Inc.*	7,785	$426

Machinery 2.69%

Chart Industries, Inc.*	5,119	401
Proto Labs, Inc.*	3,880	627
RBC Bearings, Inc.*	5,772	868
Total		1,896

Pharmaceuticals 1.43%

GW Pharmaceuticals plc ADR*	5,845	1,010

Professional Services 2.12%

Insperity, Inc.	12,696	1,497

Semiconductors & Semiconductor Equipment 1.95%

Monolithic Power Systems, Inc.	5,550	697
Semtech Corp.*	12,231	680
Total		1,377

Software 21.94%

2U, Inc.*	4,194	315
Alteryx, Inc.*	10,259	587
Appian Corp.*	9,883	327
Aspen Technology, Inc.*	3,740	426
Carbon Black, Inc.*	13,745	291
Cision Ltd.*	30,278	509
Coupa Software, Inc.*	13,590	1,075
Everbridge, Inc.*	20,847	1,202
Five9, Inc.*	22,422	980
HubSpot, Inc.*	5,835	881
Mimecast Ltd.*	21,970	920
New Relic, Inc.*	6,765	638
Paycom Software, Inc.*	4,565	709
Paylocity Holding Corp.*	8,374	673
Proofpoint, Inc.*	2,776	295
RingCentral, Inc.*	11,101	1,033
SendGrid, Inc.*	9,961	366
Talend SA ADR*	9,153	638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Software (continued)

Trade Desk, Inc. (The) Class A*	10,286	$1,552
Yext, Inc.*	14,868	352
Zendesk, Inc.*	8,954	636
Zscaler, Inc.*	18,387	750
Zuora, Inc. Class A*	13,584	314
Total		15,469

Specialty Retail 1.20%

At Home Group, Inc.*	26,918	849

Textiles, Apparel & Luxury Goods 0.83%

Canada Goose Holdings, Inc. (Canada)*(a)	9,080	586

Trading Companies & Distributors 1.60%

Air Lease Corp.	17,415	799
SiteOne Landscape Supply, Inc.*	4,317	325
Total		1,124
Total Common Stocks (cost $52,043,911)		68,631

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.27%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $985,000 of U.S. Treasury Note at 1.250% due 7/31/2023; value: $911,517; proceeds: $893,553 (cost $893,460)	$893	893
Total Investments in Securities 98.60% (cost $52,937,371)		69,524
Other Assets in Excess of Liabilities 1.40%		990
Net Assets 100.00%		$70,514

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$68,631	$—	$—	$68,631
Short-Term Investments
Repurchase Agreement	—	893	—	893
Total	$68,631	$893	$—	$69,524

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.56%

Aerospace & Defense 2.13%

Boeing Co. (The)	10,495	$3,903
General Dynamics Corp.	18,675	3,823
Total		7,726

Airlines 0.84%

Delta Air Lines, Inc.	52,896	3,059

Banks 14.44%

Bank of America Corp.	433,027	12,757
Citizens Financial Group, Inc.	147,037	5,671
Comerica, Inc.	65,424	5,901
East West Bancorp, Inc.	72,145	4,355
JPMorgan Chase & Co.	126,921	14,322
Signature Bank	23,813	2,735
SVB Financial Group*	10,468	3,254
Wells Fargo & Co.	64,733	3,402
Total		52,397

Beverages 1.97%

Coca-Cola Co. (The)	85,121	3,932
PepsiCo, Inc.	28,800	3,220
Total		7,152

Biotechnology 0.75%

Gilead Sciences, Inc.	35,300	2,725

Capital Markets 0.99%

Goldman Sachs Group, Inc. (The)	16,027	3,594

Chemicals 2.72%

DowDuPont, Inc.	153,500	9,872

Communications Equipment 3.42%

Cisco Systems, Inc.	254,800	12,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Consumer Finance 1.06%

Discover Financial Services	50,268	$3,843

Diversified Telecommunication Services 3.66%

AT&T, Inc.	142,069	4,771
Verizon Communications, Inc.	159,600	8,521
Total		13,292

Electric: Utilities 5.24%

Duke Energy Corp.	111,045	8,886
NextEra Energy, Inc.	60,452	10,132
Total		19,018

Electrical Equipment 2.06%

AMETEK, Inc.	94,386	7,468

Electronic Equipment, Instruments & Components 1.46%

Corning, Inc.	150,030	5,296

Entertainment 1.76%

Walt Disney Co. (The)	54,591	6,384

Equity Real Estate Investment Trusts 2.65%

Boston Properties, Inc.	22,373	2,754
Prologis, Inc.	101,293	6,867
Total		9,621

Food & Staples Retailing 1.85%

Walmart, Inc.	71,489	6,713

Food Products 0.76%

Mondelez International, Inc. Class A	64,563	2,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.84%

Abbott Laboratories	115,900	$8,502
Boston Scientific Corp.*	100,272	3,861
Insulet Corp.*	14,752	1,563
Total		13,926

Health Care Providers & Services 2.11%

UnitedHealth Group, Inc.	28,807	7,664

Hotels, Restaurants & Leisure 1.34%

Yum! Brands, Inc.	53,411	4,856

Industrial Conglomerates 2.60%

Honeywell International, Inc.	56,704	9,436

Information Technology Services 1.27%

PayPal Holdings, Inc.*	52,569	4,618

Insurance 3.41%

Chubb Ltd. (Switzerland)(a)	51,450	6,876
Hartford Financial Services Group, Inc. (The)	110,263	5,508
Total		12,384

Interactive Media & Services 1.28%

Alphabet, Inc. Class A*	3,852	4,650

Internet & Direct Marketing Retail 0.83%

Alibaba Group Holding Ltd. ADR*	5,263	867
Amazon.com, Inc.*	1,069	2,141
Total		3,008

Multi-Line Retail 0.53%

Dollar Tree, Inc.*	23,648	1,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 11.09%

Chevron Corp.	99,868	$12,212
ConocoPhillips	111,389	8,621
Devon Energy Corp.	118,252	4,723
EOG Resources, Inc.	28,941	3,692
Marathon Petroleum Corp.	65,700	5,254
Royal Dutch Shell plc Class A ADR	84,312	5,745
Total		40,247

Personal Products 0.98%

Unilever NV Registered Shares (United Kingdom)(a)	64,188	3,566

Pharmaceuticals 11.01%

Allergan plc	25,852	4,924
Johnson & Johnson	107,450	14,846
Merck & Co., Inc.	132,432	9,395
Novartis AG ADR	22,025	1,898
Pfizer, Inc.	201,391	8,875
Total		39,938

Road & Rail 1.90%

CSX Corp.	93,102	6,894

Semiconductors & Semiconductor Equipment 1.24%

Intel Corp.	94,972	4,491

Software 3.77%

Microsoft Corp.	72,464	8,287
Oracle Corp.	104,242	5,375
Total		13,662

Specialty Retail 4.10%

Burlington Stores, Inc.*	23,049	3,755
Home Depot, Inc. (The)	32,753	6,785
O’Reilly Automotive, Inc.*	12,442	4,321
Total		14,861

Tobacco 0.50%

Philip Morris International, Inc.	22,320	1,820
Total Common Stocks (cost $333,796,012)		361,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.57%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $2,125,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $2,125,614; proceeds: $2,081,460 (cost $2,081,243)	$2,081	$2,081
Total Investments in Securities 100.13% (cost $335,877,255)		363,360
Liabilities in Excess of Other Assets (0.13)%		(478)
Net Assets 100.00%		$362,882

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$361,279	$—	$—	$361,279
Short-Term Investments
Repurchase Agreement	—	2,081	—	2,081
Total	$361,279	$2,081	$—	$363,360

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.73%

Aerospace & Defense 2.10%

Boeing Co. (The)	18,017	$6,701
General Dynamics Corp.	32,729	6,700
Total		13,401

Airlines 0.84%

Delta Air Lines, Inc.	92,416	5,344

Banks 14.78%

Bank of America Corp.	810,970	23,891
Citizens Financial Group, Inc.	265,025	10,222
Comerica, Inc.	114,869	10,361
East West Bancorp, Inc.	126,841	7,658
JPMorgan Chase & Co.	225,065	25,396
Signature Bank	42,915	4,928
SVB Financial Group*	18,769	5,834
Wells Fargo & Co.	113,368	5,959
Total		94,249

Beverages 1.98%

Coca-Cola Co. (The)	151,816	7,012
PepsiCo, Inc.	50,400	5,635
Total		12,647

Biotechnology 0.75%

Gilead Sciences, Inc.	62,078	4,793

Capital Markets 0.99%

Goldman Sachs Group, Inc. (The)	28,050	6,290

Chemicals 2.73%

DowDuPont, Inc.	271,131	17,436

Communications Equipment 3.17%

Cisco Systems, Inc.	415,470	20,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Consumer Finance 1.06%

Discover Financial Services	88,773	$6,787

Diversified Telecommunication Services 3.68%

AT&T, Inc.	254,148	8,534
Verizon Communications, Inc.	279,620	14,929
Total		23,463

Electric: Utilities 5.25%

Duke Energy Corp.	196,699	15,740
NextEra Energy, Inc.	105,721	17,719
Total		33,459

Electrical Equipment 2.16%

AMETEK, Inc.	174,351	13,795

Electronic Equipment, Instruments & Components 1.47%

Corning, Inc.	265,164	9,360

Entertainment 1.34%

Walt Disney Co. (The)	72,879	8,523

Equity Real Estate Investment Trusts 2.65%

Boston Properties, Inc.	38,608	4,752
Prologis, Inc.	178,735	12,117
Total		16,869

Food & Staples Retailing 1.86%

Walmart, Inc.	125,943	11,827

Food Products 0.76%

Mondelez International, Inc. Class A	112,541	4,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.86%

Abbott Laboratories	204,729	$15,019
Boston Scientific Corp.*	177,173	6,821
Insulet Corp.*	26,145	2,770
Total		24,610

Health Care Providers & Services 2.12%

UnitedHealth Group, Inc.	50,859	13,531

Hotels, Restaurants & Leisure 1.80%

McDonald’s Corp.	19,264	3,223
Yum! Brands, Inc.	90,983	8,271
Total		11,494

Industrial Conglomerates 2.60%

Honeywell International, Inc.	99,491	16,555

Information Technology Services 1.25%

PayPal Holdings, Inc.*	90,432	7,944

Insurance 3.40%

Chubb Ltd. (Switzerland)(a)	88,956	11,888
Hartford Financial Services Group, Inc. (The)	196,547	9,820
Total		21,708

Interactive Media & Services 1.31%

Alphabet, Inc. Class A*	6,921	8,354

Internet & Direct Marketing Retail 0.74%

Alibaba Group Holding Ltd. ADR*	9,302	1,532
Amazon.com, Inc.*	1,597	3,199
Total		4,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.54%

Dollar Tree, Inc.*	41,839	$3,412

Oil, Gas & Consumable Fuels 11.10%

Chevron Corp.	175,501	21,460
ConocoPhillips	196,568	15,214
Devon Energy Corp.	205,572	8,211
EOG Resources, Inc.	50,186	6,402
Marathon Petroleum Corp.	116,513	9,318
Royal Dutch Shell plc Class A ADR	148,936	10,148
Total		70,753

Personal Products 0.98%

Unilever NV Registered Shares (United Kingdom)(a)	112,260	6,236

Pharmaceuticals 10.98%

Allergan plc	45,261	8,622
Johnson & Johnson	189,023	26,117
Merck & Co., Inc.	229,107	16,253
Novartis AG ADR	38,776	3,341
Pfizer, Inc.	354,962	15,643
Total		69,976

Road & Rail 1.90%

CSX Corp.	163,845	12,133

Semiconductors & Semiconductor Equipment 1.25%

Intel Corp.	168,014	7,945

Software 3.78%

Microsoft Corp.	129,093	14,764
Oracle Corp.	181,438	9,355
Total		24,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 4.05%

Burlington Stores, Inc.*	40,589	$6,613
Home Depot, Inc. (The)	56,356	11,674
O’Reilly Automotive, Inc.*	21,776	7,563
Total		25,850

Tobacco 0.50%

Philip Morris International, Inc.	39,029	3,182
Total Common Stocks (cost $565,607,018)		635,824

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $3,060,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $3,060,884; proceeds: $2,997,726 (cost $2,997,414)	$2,997	2,997
Total Investments in Securities 100.20% (cost $568,604,432)		638,821
Liabilities in Excess of Other Assets (0.20)%		(1,280)
Net Assets 100.00%		$637,541

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$635,824	$—	$—	$635,824
Short-Term Investments
Repurchase Agreement	—	2,997	—	2,997
Total	$635,824	$2,997	$—	$638,821

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.28%

Aerospace & Defense 1.22%

TransDigm Group, Inc.*	4,303	$1,602

Air Freight & Logistics 0.88%

Expeditors International of Washington, Inc.	15,706	1,155

Banks 2.55%

Cadence BanCorp	34,364	898
First Republic Bank	10,481	1,006
Western Alliance Bancorp*	25,526	1,452
Total		3,356

Beverages 1.34%

Brown-Forman Corp. Class B	34,829	1,761

Biotechnology 4.33%

AnaptysBio, Inc.*	5,601	559
BioMarin Pharmaceutical, Inc.*	14,649	1,420
Myovant Sciences Ltd. (United Kingdom)*(a)	31,295	831
Neurocrine Biosciences, Inc.*	7,861	966
Repligen Corp.*	6,867	381
Sarepta Therapeutics, Inc.*	4,316	697
Vertex Pharmaceuticals, Inc.*	4,330	835
Total		5,689

Building Products 1.46%

Allegion plc (Ireland)(a)	21,202	1,920

Capital Markets 4.28%

E*TRADE Financial Corp.*	28,959	1,517
MarketAxess Holdings, Inc.	5,000	893
Moody’s Corp.	12,410	2,075
MSCI, Inc.	6,437	1,142
Total		5,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Chemicals 2.16%

Ashland Global Holdings, Inc.	10,130	$850
Axalta Coating Systems Ltd.*	31,728	925
FMC Corp.	12,285	1,071
Total		2,846

Commercial Services & Supplies 1.76%

Cintas Corp.	5,370	1,062
Healthcare Services Group, Inc.	30,776	1,250
Total		2,312

Communications Equipment 1.28%

Palo Alto Networks, Inc.*	7,454	1,679

Construction Materials 1.26%

Vulcan Materials Co.	14,894	1,656

Consumer Finance 0.76%

SLM Corp.*	90,249	1,006

Containers & Packaging 2.06%

Avery Dennison Corp.	14,388	1,559
Owens-Illinois, Inc.*	61,391	1,153
Total		2,712

Diversified Consumer Services 0.92%

Service Corp. International	27,250	1,204

Electrical Equipment 2.36%

AMETEK, Inc.	20,796	1,646
Hubbell, Inc.	10,932	1,460
Total		3,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.49%

Keysight Technologies, Inc.*	14,514	$962
Trimble, Inc.*	22,963	998
Total		1,960

Equity Real Estate Investment Trusts 1.40%

SBA Communications Corp.*	11,429	1,836

Food Products 0.50%

Hershey Co. (The)	6,425	655

Health Care Equipment & Supplies 4.34%

ABIOMED, Inc.*	1,911	860
Align Technology, Inc.*	3,124	1,222
Edwards Lifesciences Corp.*	13,499	2,350
Insulet Corp.*	2,587	274
Teleflex, Inc.	3,762	1,001
Total		5,707

Health Care Providers & Services 1.74%

Centene Corp.*	15,797	2,287

Hotels, Restaurants & Leisure 4.77%

Aramark	41,192	1,772
Hilton Worldwide Holdings, Inc.	16,179	1,307
Norwegian Cruise Line Holdings Ltd.*	19,316	1,109
Vail Resorts, Inc.	4,749	1,303
Yum China Holdings, Inc. (China)(a)	22,100	776
Total		6,267

Household Durables 0.66%

Mohawk Industries, Inc.*	4,936	866

Household Products 1.06%

Church & Dwight Co., Inc.	23,578	1,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.35%

Roper Technologies, Inc.	6,011	$1,780

Information Technology Services 8.93%

DXC Technology Co.	13,742	1,285
Euronet Worldwide, Inc.*	11,061	1,109
Fidelity National Information Services, Inc.	17,089	1,864
Global Payments, Inc.	21,714	2,766
GoDaddy, Inc. Class A*	18,319	1,528
Total System Services, Inc.	14,931	1,474
Worldpay, Inc. Class A*	16,884	1,710
Total		11,736

Insurance 1.51%

Goosehead Insurance, Inc. Class A*	27,737	939
RenaissanceRe Holdings Ltd.	7,819	1,045
Total		1,984

Interactive Media & Services 2.26%

Eventbrite, Inc.*	2,700	103
IAC/InterActiveCorp.*	9,235	2,001
Twitter, Inc.*	30,423	866
Total		2,970

Life Sciences Tools & Services 4.14%

Agilent Technologies, Inc.	24,786	1,748
Charles River Laboratories International, Inc.*	11,506	1,548
Illumina, Inc.*	2,291	841
Mettler-Toledo International, Inc.*	2,154	1,312
Total		5,449

Machinery 4.32%

Fortive Corp.	26,854	2,261
IDEX Corp.	12,145	1,830
Stanley Black & Decker, Inc.	10,871	1,592
Total		5,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Multi-Line Retail 2.43%

Dollar General Corp.	18,597	$2,033
Dollar Tree, Inc.*	14,229	1,160
Total		3,193

Oil, Gas & Consumable Fuels 1.37%

Cimarex Energy Co.	11,470	1,066
Parsley Energy, Inc. Class A*	25,012	732
Total		1,798

Pharmaceuticals 1.37%

Elanco Animal Health, Inc.*	12,634	441
Zoetis, Inc.	14,805	1,355
Total		1,796

Professional Services 1.26%

CoStar Group, Inc.*	3,951	1,663

Road & Rail 1.84%

Genesee & Wyoming, Inc. Class A*	12,200	1,110
J.B. Hunt Transport Services, Inc.	10,960	1,304
Total		2,414

Semiconductors & Semiconductor Equipment 5.85%

Advanced Micro Devices, Inc.*	36,738	1,135
Analog Devices, Inc.	13,921	1,287
Lam Research Corp.	7,692	1,167
MACOM Technology Solutions Holdings, Inc.*	20,705	426
Marvell Technology Group Ltd.	28,124	543
Microchip Technology, Inc.	15,865	1,252
Skyworks Solutions, Inc.	11,838	1,074
Universal Display Corp.	6,854	808
Total		7,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Software 9.85%

Carbon Black, Inc.*	1,671	$35
New Relic, Inc.*	7,774	733
PTC, Inc.*	10,374	1,102
Red Hat, Inc.*	20,703	2,821
RingCentral, Inc.*	6,841	637
ServiceNow, Inc.*	15,850	3,101
Splunk, Inc.*	15,057	1,820
Ultimate Software Group, Inc. (The)*	8,402	2,707
Total		12,956

Specialty Retail 6.34%

AutoZone, Inc.*	525	407
Burlington Stores, Inc.*	14,642	2,386
O’Reilly Automotive, Inc.*	6,230	2,164
Tractor Supply Co.	15,020	1,365
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,151	2,017
Total		8,339

Technology Hardware, Storage & Peripherals 1.06%

NetApp, Inc.	16,260	1,397

Textiles, Apparel & Luxury Goods 0.82%

Carter’s, Inc.	10,935	1,078
Total Common Stocks (cost $103,668,630)		130,537

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.98%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $1,310,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $1,310,379; proceeds: $1,284,543 (cost $1,284,409)	$1,284	1,284
Total Investments in Securities 100.26% (cost $104,953,039)		131,821
Liabilities in Excess of Other Assets (0.26)%		(342)
Net Assets 100.00%		$131,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2018

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$130,537	$—	$—	$130,537
Short-Term Investments
Repurchase Agreement	—	1,284	—	1,284
Total	$130,537	$1,284	$—	$131,821

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.96%

Australia 1.91%

Metals & Mining
BHP Billiton Ltd.	50,302	$1,259

Brunei 1.39%

Insurance
Hiscox Ltd.	42,706	916

Canada 2.73%

Aerospace & Defense 1.45%
CAE, Inc.	47,200	958
Metals & Mining 1.28%
Lundin Mining Corp.	159,300	844
Total Canada		1,802

China 5.50%

Insurance 1.11%
Ping An Insurance Group Co. of China Ltd. Class H	72,500	736
Interactive Media & Services 1.71%
Tencent Holdings Ltd.	27,300	1,127
Internet & Direct Marketing Retail 1.37%
Alibaba Group Holding Ltd. ADR *	5,502	907
Oil, Gas & Consumable Fuels 1.31%
CNOOC Ltd.	436,000	863
Total China		3,633

Denmark 2.00%

Health Care Equipment & Supplies 0.97%
Ambu A/S Class B	26,542	638
Pharmaceuticals 1.03%
Novo Nordisk A/S Class B	14,496	682
Total Denmark		1,320

France 10.78%

Beverages 0.99%
Remy Cointreau SA	5,040	657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Construction & Engineering 1.66%
Vinci SA	11,523	$1,097
Entertainment 1.41%
Ubisoft Entertainment SA *	8,567	929
Information Technology Services 1.25%
Capgemini SE	6,542	824
Machinery 0.89%
Alstom SA	13,181	589
Oil, Gas & Consumable Fuels 1.87%
Total SA	19,015	1,233
Personal Products 1.18%
L’Oreal SA	3,240	781
Textiles, Apparel & Luxury Goods 1.53%
LVMH Moet Hennessy Louis Vuitton SE	2,851	1,008
Total France		7,118

Germany 9.72%

Chemicals 1.59%
Symrise AG	11,470	1,047
Hotels, Restaurants & Leisure 0.47%
TUI AG	16,109	309
Information Technology Services 1.37%
Wirecard AG	4,174	905
Insurance 1.54%
Allianz SE Registered Shares	4,565	1,018
Life Sciences Tools & Services 0.43%
MorphoSys AG *	2,655	284
Real Estate Management & Development 1.76%
Aroundtown SA	130,732	1,163
Software 1.82%
SAP SE	9,787	1,204
Textiles, Apparel & Luxury Goods 0.74%
adidas AG (Denmark)	2,007	491
Total Germany		6,421

Hong Kong 2.51%

Insurance
AIA Group Ltd.	185,400	1,655

Hungary 0.81%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	49,429	533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
India 1.12%

Banks
ICICI Bank Ltd. ADR	87,464	$743

Indonesia 0.52%

Banks
Bank Rakyat Indonesia Persero Tbk PT	1,623,300	343

Ireland 3.83%

Banks 1.22%
Bank of Ireland Group plc	105,053	804
Construction Materials 1.21%
CRH plc	24,540	803
Life Sciences Tools & Services 1.40%
ICON plc *	6,007	924
Total Ireland		2,531

Isle Of Man 0.99%

Hotels, Restaurants & Leisure
GVC Holdings PLC	54,464	652

Israel 1.45%

Software
Nice Ltd. ADR *	8,397	961

Italy 1.46%

Capital Markets 0.50%
Anima Holding SpA †	67,428	331
Textiles, Apparel & Luxury Goods 0.96%
Moncler SpA	14,740	635
Total Italy		966

Japan 18.25%

Building Products 1.21%
Daikin Industries Ltd.	6,000	799
Chemicals 1.03%
Asahi Kasei Corp.	44,635	677
Construction & Engineering 0.97%
Taisei Corp.	14,100	643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Distributors 0.96%
PALTAC Corp.	11,600	$634
Diversified Financial Services 1.26%
ORIX Corp.	51,300	832
Entertainment 1.67%
Nintendo Co., Ltd.	3,027	1,105
Household Durables 1.93%
Sony Corp.	20,800	1,275
Internet & Direct Marketing Retail 0.85%
Start Today Co., Ltd.	18,400	557
Personal Products 1.49%
Shiseido Co., Ltd.	12,700	983
Professional Services 2.73%
en-japan, Inc.	16,600	833
Recruit Holdings Co., Ltd.	29,100	971
		1,804
Specialty Retail 2.36%
Bic Camera, Inc.	49,900	694
Fast Retailing Co., Ltd.	1,700	866
		1,560
Trading Companies & Distributors 0.76%
Mitsubishi Corp.	16,230	500
Wireless Telecommunication Services 1.03%
NTT DOCOMO, Inc.	25,300	680
Total Japan		12,049

Luxembourg 2.27%

Metals & Mining 1.01%
ArcelorMittal	21,541	670
Multi-Line Retail 1.26%
B&M European Value Retail SA	164,734	831
Total Luxembourg		1,501

Mexico 1.46%

Banks
Grupo Financiero Banorte SAB de CV	133,600	966

Netherlands 6.19%

Health Care Equipment & Supplies 1.70%
Koninklijke Philips NV	24,679	1,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Insurance 1.40%
ASR Nederland NV	19,435	$926
Oil, Gas & Consumable Fuels 2.08%
Royal Dutch Shell plc B Shares	39,275	1,377
Semiconductors & Semiconductor Equipment 1.01%
ASML Holding NV	3,552	664
Total Netherlands		4,091

Norway 0.30%

Banks
Sparebank 1 Oestlandet	17,663	196

Philippines 1.17%

Banks
Metropolitan Bank & Trust Co.	622,072	771

Singapore 1.36%

Banks
United Overseas Bank Ltd.	45,500	901

South Africa 1.56%

Paper & Forest Products
Mondi plc	37,479	1,028

Sweden 0.57%

Commercial Services & Supplies
Loomis AB Class B	11,651	375

Switzerland 4.83%

Food Products 1.64%
Nestle SA Registered Shares	12,954	1,080
Insurance 1.69%
Swiss Life Holding AG Registered Shares *	2,949	1,118
Pharmaceuticals 1.50%
Novartis AG Registered Shares	11,531	992
Total Switzerland		3,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.39%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,728	$915

United Kingdom 9.89%

Aerospace & Defense 1.27%
BAE Systems plc	102,384	840
Banks 0.96%
The Royal Bank of Scotland Group PLC	193,871	632
Beverages 1.26%
Coca-Cola European Partners plc	18,340	830
Capital Markets 1.08%
Schroders plc	17,739	716
Metals & Mining 0.96%
Anglo American plc	28,363	637
Personal Products 1.19%
Unilever NV CVA	14,053	783
Pharmaceuticals 1.81%
AstraZeneca plc	15,333	1,192
Trading Companies & Distributors 1.36%
Ashtead Group plc	28,305	899
Total United Kingdom		6,529
Total Common Stocks (cost $60,378,978)		63,365

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.57%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $1,875,000 of U.S. Treasury Note at 1.25% due 7/31/2023; value: $1,735,121; proceeds: $1,701,157 (cost $1,700,980)	$1,701	1,701
Total Investments in Securities 98.53% (cost $62,079,958)		65,066
Foreign Cash and Other Assets in Excess of Liabilities 1.47%		968
Net Assets 100.00%		$66,034

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(2)	$63,365	$—	$—	$63,365
Short-Term Investments
Repurchase Agreement	—	1,701	—	1,701
Total	$63,365	$1,701	$—	$65,066

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	Securities in the amount of $24,967,703 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.44%

Australia 4.71%

Auto Components 1.12%
GUD Holdings Ltd.	50,440	$528
Beverages 1.47%
Coca-Cola Amatil Ltd.	97,816	690
Diversified Financial Services 0.98%
IMF Bentham Ltd.	211,563	463
Electric: Utilities 1.14%
AusNet Services	457,979	538
Total Australia		2,219

Canada 7.01%

Entertainment 1.99%
Entertainment One Ltd.	174,403	939
Metals & Mining 1.23%
Hudbay Minerals, Inc.	56,302	285
Lundin Mining Corp.	55,100	292
		577
Oil, Gas & Consumable Fuels 3.17%
Africa Oil Corp.*	276,667	323
Canacol Energy Ltd. *	201,900	630
Vermilion Energy, Inc.	16,400	540
Software 0.62%
Kinaxis, Inc.*	3,900	293
Total Canada		3,302

Denmark 1.40%

Construction & Engineering
FLSmidth & Co. A/S	10,642	662

Finland 2.68%

Health Care Providers & Services 0.39%
Terveystalo OYJ †*	19,631	182
Machinery 1.45%
Konecranes OYJ	13,311	510
Outotec OYJ*	26,501	173
		683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Finland (continued)

Trading Companies & Distributors 0.84%
Cramo OYJ	17,648	$398
Total Finland		1,263

France 3.08%

Construction Materials 1.08%
Vicat SA	8,377	510
Health Care Providers & Services 1.65%
Korian SA	21,262	774
Specialty Retail 0.35%
Maisons du Monde SA †	5,689	166
Total France		1,450

Germany 5.92%

Industrial Conglomerates 0.48%
Rheinmetall AG	2,159	226
Interactive Media & Services 1.08%
XING SE	1,484	507
Life Sciences Tools & Services 2.04%
Gerresheimer AG	8,665	732
MorphoSys AG *	2,161	231
		963
Machinery 1.26%
Deutz AG	67,035	597
Real Estate Management & Development 1.06%
PATRIZIA Immobilien AG	25,997	499
Total Germany		2,792

Hong Kong 4.92%

Auto Components 1.46%
Xinyi Glass Holdings Ltd.	544,000	687
Communications Equipment 1.05%
VTech Holdings Ltd.	42,900	495
Consumer Finance 1.03%
Sun Hung Kai & Co., Ltd.	956,000	489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Hotels, Restaurants & Leisure 0.55%
Melco International Development Ltd.	129,000	$258
Pharmaceuticals 0.83%
SSY Group Ltd.	406,000	392
Total Hong Kong		2,321

India 0.62%

Consumer Finance
Satin Creditcare Network Ltd. *	74,741	293

Indonesia 1.02%

Banks 0.75%
PT Bank Tabungan Negara Persero Tbk	2,009,700	355
Consumer Finance 0.27%
PT Clipan Finance Indonesia Tbk *	7,426,600	127
Total Indonesia		482

Ireland 6.66%

Beverages 1.23%
C&C Group plc	151,233	581
Equity Real Estate Investment Trusts 1.31%
Hibernia REIT plc	374,697	618
Health Care Providers & Services 1.30%
UDG Healthcare plc	69,255	614
Household Durables 1.80%
Cairn Homes plc *	139,833	239
Glenveagh Properties plc *†	541,671	610
		849
Information Technology Services 1.02%
Keywords Studios plc	18,824	478
Total Ireland		3,140

Israel 1.14%

Chemicals 0.63%
Frutarom Industries Ltd.	2,849	296
Semiconductors & Semiconductor Equipment 0.51%
Tower Semiconductor Ltd. *	11,119	242
Total Israel		538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Italy 4.26%

Capital Markets 0.83%
Anima Holding SpA †	79,554	$391
Construction Materials 1.77%
Buzzi Unicem SpA	40,280	836
Diversified Financial Services 0.72%
doBank SpA †	30,744	339
Textiles, Apparel & Luxury Goods 0.94%
Brunello Cucinelli SpA	11,342	442
Total Italy		2,008

Japan 21.77%

Banks 0.82%
Shinsei Bank Ltd.	23,700	387
Chemicals 1.12%
KH Neochem Co., Ltd.	13,600	530
Construction & Engineering 1.78%
SHO-BOND Holdings Co., Ltd.	10,400	839
Containers & Packaging 1.01%
Fuji Seal International, Inc.	13,400	475
Distributors 1.08%
PALTAC Corp.	9,300	508
Electronic Equipment, Instruments & Components 0.32%
Taiyo Yuden Co., Ltd.	6,700	151
Entertainment 1.27%
Capcom Co., Ltd.	23,600	599
Equity Real Estate Investment Trusts 1.33%
GLP J-REIT	644	626
Food Products 0.94%
Nichirei Corp.	16,700	442
Health Care Providers & Services 0.70%
Japan Lifeline Co., Ltd.	15,700	332
Hotels, Restaurants & Leisure 1.07%
HIS Co., Ltd.	12,100	405
St. Marc Holdings Co., Ltd.	4,200	98
		503
Information Technology Services 1.47%
NS Solutions Corp.	21,400	691
Machinery 0.80%
DMG Mori Co., Ltd.	22,700	379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Professional Services 3.05%
en-japan, Inc.	13,900	$697
TechnoPro Holdings, Inc.	11,900	739
		1,436
Real Estate Management & Development 1.24%
Kenedix, Inc.	102,400	585
Specialty Retail 2.70%
Bic Camera, Inc.	43,500	605
United Arrows Ltd.	15,700	669
		1,274
Wireless Telecommunication Services 1.07%
Okinawa Cellular Telephone Co.	13,900	503
Total Japan		10,260

Luxembourg 1.45%

Multi-Line Retail
B&M European Value Retail SA	135,783	685

Netherlands 4.88%

Air Freight & Logistics 0.78%
PostNL NV	103,413	370
Hotels, Restaurants & Leisure 1.37%
Basic-Fit NV *†	18,980	646
Insurance 1.37%
ASR Nederland NV	13,571	647
Machinery 1.36%
Aalberts Industries NV	15,017	639
Total Netherlands		2,302

Philippines 2.10%

Industrial Conglomerates 1.14%
Alliance Global Group, Inc. *	2,327,300	538
Real Estate Management & Development 0.96%
Filinvest Land, Inc.	17,052,500	451
Total Philippines		989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Portugal 0.60%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	99,734	$281

South Korea 0.62%

Food & Staples Retailing
GS Retail Co., Ltd.	8,385	291

Spain 5.57%

Food Products 1.32%
Ebro Foods SA	28,428	621
Household Durables 1.06%
Neinor Homes SA *†	27,477	500
Professional Services 1.96%
Applus Services SA	64,942	924
Real Estate Management & Development 1.23%
Aedas Homes SAU *†	18,331	579
Total Spain		2,624

Sweden 3.13%

Commercial Services & Supplies 2.12%
Bravida Holding AB †	89,936	738
Loomis AB Class B	8,165	263
		1,001
Food & Staples Retailing 1.01%
Axfood AB	25,364	475
Total Sweden		1,476

Switzerland 0.45%

Industrial Conglomerates
SIG Combibloc Group AG *	17,100	214

Taiwan 1.05%

Semiconductors & Semiconductor Equipment 0.95%
Realtek Semiconductor Corp.	100,000	446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Taiwan (continued)

Technology Hardware, Storage & Peripherals 0.10%
Primax Electronics Ltd.	30,000	$48
Total Taiwan		494

United Kingdom 8.99%

Beverages 1.65%
Britvic plc	76,189	777
Capital Markets 1.44%
Man Group plc	135,642	312
TP ICAP plc	105,330	367
		679
Consumer Finance 1.27%
Arrow Global Group plc	199,674	601
Electronic Equipment, Instruments & Components 0.60%
accesso Technology Group plc *	7,386	282
Insurance 1.05%
Lancashire Holdings Ltd.	62,277	494
Machinery 0.93%
Concentric AB	27,311	439
Media 0.57%
Huntsworth plc	180,605	271
Metals & Mining 0.75%
Hill & Smith Holdings plc	27,398	352
Pharmaceuticals 0.73%
Dechra Pharmaceuticals plc	12,081	343
Total United Kingdom		4,238

United States 1.11%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	19,107	523

Vietnam 1.30%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	134,290	613
Total Common Stocks (cost $45,864,499)		45,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $1,300,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $1,300,376; proceeds: $1,272,356 (cost $1,272,223)	$1,272	$1,272
Total Investments in Securities 99.14% (cost $47,136,722)		46,732
Foreign Cash and Other Assets in Excess of Liabilities 0.85%		403
Net Assets 100.00%		$47,135

REIT	Real Estate Investment Trust

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$45,460	$—	$—	$45,460
Short-Term Investments
Repurchase Agreement	—	1,272	—	1,272
Total	$45,460	$1,272	$—	$46,732

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $25,044,351 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.13%

Aerospace & Defense 3.39%

Huntington Ingalls Industries, Inc.	17,000	$4,354
Textron, Inc.	85,368	6,101
Total		10,455

Airlines 1.29%

Alaska Air Group, Inc.	57,915	3,988

Banks 9.71%

Cadence BanCorp	66,300	1,732
CIT Group, Inc.	83,254	4,297
Citizens Financial Group, Inc.	148,200	5,716
East West Bancorp, Inc.	51,800	3,127
First Horizon National Corp.	175,500	3,029
KeyCorp	356,100	7,083
Signature Bank	14,016	1,609
Sterling Bancorp	152,862	3,363
Total		29,956

Beverages 2.47%

Coca-Cola European Partners plc (United Kingdom)(a)	77,359	3,518
Cott Corp.	254,200	4,105
Total		7,623

Capital Markets 1.86%

BrightSphere Investment Group plc (United Kingdom)(a)	147,130	1,824
E*TRADE Financial Corp.*	74,800	3,919
Total		5,743

Chemicals 4.92%

Ashland Global Holdings, Inc.	60,293	5,056
Axalta Coating Systems Ltd.*	82,031	2,392
Eastman Chemical Co.	29,917	2,864
FMC Corp.	32,311	2,817
Platform Specialty Products Corp.*	164,706	2,054
Total		15,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 1.40%

Jacobs Engineering Group, Inc.	56,600	$4,330

Containers & Packaging 1.46%

Graphic Packaging Holding Co.	254,436	3,565
Packaging Corp. of America	8,602	943
Total		4,508

Electric: Utilities 6.56%

Edison International	79,100	5,354
Entergy Corp.	35,339	2,867
Evergy, Inc.	99,344	5,456
FirstEnergy Corp.	176,795	6,571
Total		20,248

Electrical Equipment 3.53%

AMETEK, Inc.	36,301	2,872
Hubbell, Inc.	39,839	5,321
nVent Electric plc (United Kingdom)(a)	99,499	2,703
Total		10,896

Electronic Equipment, Instruments & Components 3.65%

Corning, Inc.	142,000	5,013
Flex Ltd.*	180,100	2,363
Keysight Technologies, Inc.*	58,726	3,892
Total		11,268

Energy Equipment & Services 0.49%

Patterson-UTI Energy, Inc.	88,012	1,506

Equity Real Estate Investment Trusts 10.17%

Alexandria Real Estate Equities, Inc.	39,106	4,919
Boston Properties, Inc.	34,700	4,271
Camden Property Trust	36,300	3,397
Duke Realty Corp.	141,701	4,020
Healthcare Trust of America, Inc. Class A	129,940	3,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts (continued)

Highwoods Properties, Inc.	52,300	$2,472
Invitation Homes, Inc.	149,600	3,427
UDR, Inc.	134,114	5,422
Total		31,394

Food Products 2.40%

Bunge Ltd.	27,917	1,918
Conagra Brands, Inc.	80,760	2,744
Pinnacle Foods, Inc.	17,115	1,109
TreeHouse Foods, Inc.*	34,425	1,647
Total		7,418

Health Care Equipment & Supplies 2.30%

Hill-Rom Holdings, Inc.	28,881	2,726
Zimmer Biomet Holdings, Inc.	33,200	4,365
Total		7,091

Health Care Providers & Services 2.25%

Centene Corp.*	24,216	3,506
Encompass Health Corp.	44,074	3,435
Total		6,941

Hotels, Restaurants & Leisure 2.60%

Aramark	96,100	4,134
MGM Resorts International	139,278	3,887
Total		8,021

Household Durables 1.40%

Lennar Corp. Class A	49,300	2,302
Mohawk Industries, Inc.*	11,500	2,016
Total		4,318

Information Technology Services 2.18%

Conduent, Inc.*	297,903	6,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Shares		Fair Value (000)
Insurance 7.07%

Argo Group International Holdings Ltd.		64,432	$4,062
Axis Capital Holdings Ltd.		39,300	2,268
Hanover Insurance Group, Inc. (The)		33,048	4,077
Hartford Financial Services Group, Inc. (The)		90,886	4,541
Lincoln National Corp.		53,300	3,606
RenaissanceRe Holdings Ltd.		24,397	3,259
Total			21,813

Life Sciences Tools & Services 1.38%

PerkinElmer, Inc.		43,600	4,241

Machinery 3.75%

Flowserve Corp.		53,346	2,918
ITT, Inc.		48,927	2,997
Parker-Hannifin Corp.		12,169	2,238
Pentair plc (United Kingdom)(a)		79,099	3,429
Total			11,582

Media 0.66%

Cable One, Inc.		2,300	2,032

Metals & Mining 1.88%

Alcoa Corp.*		45,800	1,850
Lundin Mining Corp.(b)	CAD	320,266	1,696
Steel Dynamics, Inc.		50,100	2,264
Total			5,810

Multi-Line Retail 1.05%

Dollar Tree, Inc.*		39,753	3,242

Multi-Utilities 1.90%

CMS Energy Corp.		119,625	5,862

Oil, Gas & Consumable Fuels 6.89%

Andeavor		15,600	2,395
Cimarex Energy Co.		25,769	2,395
Concho Resources, Inc.*		34,600	5,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Hess Corp.	55,700	$3,987
Noble Energy, Inc.	145,444	4,536
ONEOK, Inc.	39,046	2,647
Total		21,245

Pharmaceuticals 0.77%

Mylan NV*	64,965	2,378

Road & Rail 1.50%

Kansas City Southern	40,967	4,641

Semiconductors & Semiconductor Equipment 1.86%

Marvell Technology Group Ltd.	124,100	2,395
Qorvo, Inc.*	43,478	3,343
Total		5,738

Specialty Retail 1.27%

Advance Auto Parts, Inc.	23,200	3,905

Technology Hardware, Storage & Peripherals 1.18%

NetApp, Inc.	42,262	3,630

Textiles, Apparel & Luxury Goods 0.94%

Tapestry, Inc.	57,900	2,911
Total Common Stocks (cost $261,909,205)		296,626

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.04%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $12,705,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $12,708,672; proceeds: $12,457,161 (cost $12,455,864)	$12,456	12,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2018

Investments	Fair Value (000)
SHORT-TERM INVESTMENT (continued)

Repurchase Agreement (continued)

Total Investments in Securities 100.17% (cost $274,365,069)	$309,082
Liabilities in Excess of Foreign Cash and Other Assets (0.17)%	(515)
Net Assets 100.00%	$308,567

CAD	Canadian Dollar

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$296,626	$—	$—	$296,626
Short-Term Investments
Repurchase Agreement	—	12,456	—	12,456
Total	$296,626	$12,456	$—	$309,082

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.43%

ASSET-BACKED SECURITIES 27.67%

Automobiles 10.32%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$73	$72,514
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	80	80,608
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	29	28,987
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,641
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	4	3,678
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	42,491
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	63,454
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	25	25,332
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,491
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	41	40,391
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	97	95,711
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	41,173
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,293
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	97,327
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	10	9,953
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	176	176,049
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,006
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	57	56,860
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	335	333,871
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	2	1,743
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,848
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	336	335,915
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	97	96,887
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	132	131,915
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	10,982
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,001
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,022
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	16	15,958
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	11,970
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	6	5,700
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	24	23,845
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	3,962
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	31	30,698
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	28	27,766
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17	16,756
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	24	24,004
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,191
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	26	25,705
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	$57	$57,082
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	49	47,878
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125	123,095
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	67	67,152
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	174	173,595
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	76	75,512
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	165	163,623
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	208	205,379
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,000
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	8	7,727
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	11	10,989
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	26	26,115
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	100	99,428
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100	98,928
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	77	77,152
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	100	99,615
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100	99,587
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	8	7,997
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	4,572
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,573
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	7	6,786
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,300
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	12	11,887
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	41,728
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1	1,477
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78	78,053
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27	27,281
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	25	24,872
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	42	41,902
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180	179,288
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52	51,789
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	173	173,680
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	49	48,967
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	118	117,886
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	58	58,037
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	113	113,090
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	28	27,375
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50	49,434
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	2	1,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	$10		$9,996
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	29		29,066
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100		99,801
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	8		7,514
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	—	(a)	786
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	42		41,787
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	7		6,975
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	33		33,262
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30		29,640
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	53		52,443
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	307		306,354
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100		95,982
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100		99,962
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	55		54,761
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72		70,385
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	18		17,568
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	8		8,285
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	7		6,522
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	52		51,776
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22		22,091
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264		266,708
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	5		4,721
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14		13,920
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88		87,784
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	20		19,770
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	64		63,965
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	98		97,874
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54		53,887
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	234		233,614
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29		28,965
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10		9,965
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6		5,982
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4		4,006
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50		49,445
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33		32,240
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	42		41,657
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	16		15,513
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	32		31,962
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9		9,413
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	7		7,445
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100		99,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	$39	$39,163
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	67	66,637
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	167	166,958
Total				7,260,205

Credit Cards 7.45%

American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	167	163,769
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	229	221,413
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	241	235,685
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	100	99,033
Barclays Dryrock Issuance Trust 2017-1 A	2.488%(1 Mo. LIBOR + .33%) #	3/15/2023	320	320,672
Barclays Dryrock Issuance Trust 2017-2 A	2.458%(1 Mo. LIBOR + .30%) #	5/15/2023	221	221,362
Capital One Multi-Asset Execution Trust 2015-A3	2.558%(1 Mo. LIBOR + .40%) #	3/15/2023	50	50,220
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	28	27,646
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	247	242,049
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	133	128,344
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	135	134,373
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	100	98,442
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/7/2022	178	174,330
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	337	336,398
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	142,701
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	98,343
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	262	261,359
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	100	98,670
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	161	157,715
First National Master Note Trust 2017-2 A	2.598%(1 Mo. LIBOR + .44%) #	10/16/2023	172	172,390
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	168	165,839
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	151	150,938	(b)
Master Credit Card Trust II Series 2018-1A A†	2.672%(1 Mo. LIBOR + .49%) #	7/21/2024	100	100,237
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	24	23,762
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	174,344
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	97,611
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	99	97,077
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	202	198,329
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	129	125,161
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	100	96,692
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	99	99,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	$17	$17,035
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	49	48,400
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	134	129,264
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	150	147,462
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	131	130,084
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	56	54,958
Total				5,241,149

Other 9.90%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	112	111,034
Ammc CLO 19 Ltd. 2016-19A A†	3.839%(3 Mo. LIBOR + 1.50%) #	10/15/2028	250	250,532
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.148%(1 Mo. LIBOR + .99%) #	12/15/2027	100	100,206
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.308%(1 Mo. LIBOR + 1.15%) #	6/15/2028	100	100,407
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	24	24,333
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	20	19,792
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	19	19,236
Avery Point V CLO Ltd. 2014-5A AR†	3.316%(3 Mo. LIBOR + .98%) #	7/17/2026	250	249,690
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	11	10,960
CNH Equipment Trust 2015-C A3	1.66%	11/16/2020	15	14,915
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	79	79,507
CoreVest American Finance Trust 2018-1 A†	3.804%	6/15/2051	99	99,543
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	17	16,893
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	99,882
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	13	12,553
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	100	99,669
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	18	18,119
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	29	28,804
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	120	119,628
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	98	97,294
DLL LLC 2018-1 A2†	2.81%	11/17/2020	100	99,991
DLL LLC 2018-1 A3†	3.10%	4/18/2022	182	181,802
DLL LLC 2018-1 A4†	3.27%	4/17/2026	109	108,978
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	75	74,582
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	100	98,640
Dryden 30 Senior Loan Fund 2013-30A AR†	3.134%(3 Mo. LIBOR + .82%) #	11/15/2028	250	248,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	$48	$47,633
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%	1/15/2022	23	22,700
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	100	98,104
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.709%(3 Mo. LIBOR + 1.37%) #	10/29/2026	500	500,589
Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 2018-HC1 A†	3.671%(1 Mo. LIBOR + 1.55%) #	9/15/2028	124	124,197
Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 2018-HC1 AS†	4.271%(1 Mo. LIBOR + 2.15%) #	9/15/2028	38	38,061
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.708%(1 Mo. LIBOR + 1.55%) #	3/15/2027	229	229,281
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.908%(1 Mo. LIBOR + 2.75%) #	3/15/2027	100	100,641
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.725%(3 Mo. LIBOR + 1.39%) #	7/25/2027	250	250,907
Magnetite VII Ltd. 2012-7A A1R2†	3.139%(3 Mo. LIBOR + .80%) #	1/15/2028	250	248,387
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.533%(3 Mo. LIBOR + 1.20%) #	4/18/2025	219	219,384
MVW Owner Trust 2017-1A A†	2.42%	12/20/2034	79	76,262
Navient Student Loan Trust 2018-1A A1†	2.406%(1 Mo. LIBOR + .19%) #	3/25/2067	56	55,742
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%	9/15/2021	100	99,198
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	100	98,992
Nissan Master Owner Trust Receivables 2016-A A2	1.54%	6/15/2021	35	34,602
Nissan Master Owner Trust Receivables 2017-B A	2.588%(1 Mo. LIBOR + .43%) #	4/18/2022	78	78,325
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.669%(3 Mo. LIBOR + 1.35%) #	11/14/2026	250	250,144
OHA Loan Funding Ltd. 2015-1A AR†	3.724%(3 Mo. LIBOR + 1.41%) #	8/15/2029	250	250,517
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	36	36,206
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	1	1,118
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	122	120,707
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.066%(1 Mo. LIBOR + .85%) #	6/25/2035	85	85,054
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	73	72,174
SCF Equipment Leasing LLC 2018-1A A1†	2.81%	4/20/2021	116	115,936
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	161	160,801
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	45	44,982
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	41	40,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	$88		$86,929
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	70		68,971
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	25		24,668
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.189%(3 Mo. LIBOR + 1.85%) #	1/15/2026	250		250,453
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.947%(3 Mo. LIBOR + 1.60%) #	1/22/2027	258		258,356
Towd Point Asset Trust 2018-SL1 A†	2.816%(1 Mo. LIBOR + .60%) #	1/25/2046	135		134,740
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.815%(1 Mo. LIBOR + .65%) #	1/20/2022	5		5,028
West CLO Ltd. 2014-2A A1AR†	3.209%(3 Mo. LIBOR + .87%) #	1/16/2027	250		250,227
Total					6,966,646
Total Asset-Backed Securities (cost $19,587,893)					19,468,000

			Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)			—	(a)	73

			Principal Amount (000)
CONVERTIBLE BONDS 0.14%

Electric: Power 0.06%

NRG Yield, Inc.†	3.25%	6/1/2020	$42		42,071

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	10		8,775

Real Estate Investment Trusts 0.07%

VEREIT, Inc.	3.75%	12/15/2020	44		44,463
Total Convertible Bonds (cost $95,827)					95,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 36.70%

Aerospace/Defense 0.39%

Bombardier, Inc. (Canada)†(c)	6.00%	10/15/2022	$2	$2,015
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021	46	51,099
Embraer Overseas Ltd.†	5.696%	9/16/2023	33	34,320
Embraer SA (Brazil)(c)	5.15%	6/15/2022	2	2,078
KLX, Inc.†	5.875%	12/1/2022	79	81,804
L3 Technologies, Inc.	4.95%	2/15/2021	6	6,174
Triumph Group, Inc.	4.875%	4/1/2021	23	22,310
United Technologies Corp.	3.35%	8/16/2021	23	22,983
United Technologies Corp.	3.65%	8/16/2023	55	54,787
Total				277,570

Air Transportation 0.43%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	9/15/2024	16	15,285
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	9	9,081
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	126	128,837
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	69	68,611
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	2	2,529
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	21	21,043
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	11	10,899
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	10	11,052
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	35	35,673
Total				303,010

Auto Parts: Original Equipment 0.38%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	47	48,058
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	204,684
Titan International, Inc.	6.50%	11/30/2023	16	15,510
Total				268,252

Automotive 1.29%

Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	19	20,235
Ford Motor Credit Co. LLC	8.125%	1/15/2020	300	317,046
General Motors Co.	4.875%	10/2/2023	71	72,843
General Motors Financial Co., Inc.	3.15%	6/30/2022	103	100,286
General Motors Financial Co., Inc.	3.20%	7/6/2021	46	45,475
General Motors Financial Co., Inc.	4.20%	3/1/2021	85	86,099
General Motors Financial Co., Inc.	4.375%	9/25/2021	50	50,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Hyundai Capital America†	1.75%	9/27/2019	$36	$35,503
Hyundai Capital America†	2.00%	7/1/2019	5	4,968
Hyundai Capital America†	2.40%	10/30/2018	29	28,999
Hyundai Capital America†	2.50%	3/18/2019	117	116,753
Hyundai Capital America†	3.25%	9/20/2022	31	30,071
Total				909,199

Banks: Regional 6.09%

ABN AMRO Bank NV (Netherlands)(c)	6.25%	4/27/2022	400	426,965
Associated Banc-Corp.	2.75%	11/15/2019	29	28,892
Associated Bank NA	3.50%	8/13/2021	47	46,795
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	3.00%	10/20/2020	200	197,890
Banco de Credito del Peru (Panama)†(c)	2.25%	10/25/2019	200	198,200
Bank of America Corp.	2.328%(3 Mo. LIBOR + .63%) #	10/1/2021	59	57,734
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021	37	36,360
Bank of America Corp.	5.49%	3/15/2019	300	303,740
Bank of America Corp.	6.875%	11/15/2018	14	14,075
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	160	182,367
CIT Group, Inc.	4.125%	3/9/2021	28	28,161
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	61	59,052
Citigroup, Inc.	2.90%	12/8/2021	70	68,576
Citigroup, Inc.	3.027%(3 Mo. LIBOR + .69%) #	10/27/2022	91	91,096
Citigroup, Inc.	4.05%	7/30/2022	42	42,382
Citigroup, Inc.	8.50%	5/22/2019	45	46,606
Compass Bank	5.50%	4/1/2020	68	69,848
Credit Suisse AG	5.40%	1/14/2020	22	22,585
Discover Bank	7.00%	4/15/2020	250	262,135
Discover Bank	8.70%	11/18/2019	250	263,601
Goldman Sachs Group, Inc. (The)	2.876%(3 Mo. LIBOR + .82%) #	10/31/2022	96	93,704
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	67	64,865
Goldman Sachs Group, Inc. (The)	3.445%(3 Mo. LIBOR + 1.11%) #	4/26/2022	64	64,781
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	103	107,871
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	119	122,701
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	24	25,541
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	19	19,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Intesa Sanpaolo SpA (Italy)(c)	3.875%	1/15/2019	$200	$200,191
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	91	96,804
Macquarie Group Ltd. (Australia)†(c)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	75	74,752
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	75	77,518
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	75	77,813
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	3.535%	7/26/2021	46	46,088
Morgan Stanley	2.80%	6/16/2020	11	10,918
Morgan Stanley	3.119%(3 Mo. LIBOR + .80%) #	2/14/2020	56	56,135
Morgan Stanley	3.528%(3 Mo. LIBOR + 1.18%) #	1/20/2022	59	59,845
Morgan Stanley	4.875%	11/1/2022	39	40,436
Nordea Bank AB (Sweden)†(c)	4.875%	5/13/2021	200	204,618
Popular, Inc.	6.125%	9/14/2023	23	23,342
Popular, Inc.	7.00%	7/1/2019	57	58,482
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%	12/15/2022	22	23,055
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	173	171,027
SVB Financial Group	5.375%	9/15/2020	5	5,182
Wells Fargo & Co.	3.069%	1/24/2023	117	114,231
Total				4,286,828

Beverages 0.18%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	46	45,363
Keurig Dr Pepper, Inc.†	4.057%	5/25/2023	84	84,192
Total				129,555

Biotechnology Research & Production 0.07%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	48	48,600
Total				48,600

Building Materials 0.59%

Boral Finance Pty Ltd. (Australia)†(c)	3.00%	11/1/2022	19	18,296
CPG Merger Sub LLC†	8.00%	10/1/2021	43	43,699
Griffon Corp.	5.25%	3/1/2022	61	60,542
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(c)	6.00%	12/30/2019	179	184,673
Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%) #	5/22/2020	10	10,036
Standard Industries, Inc.†	5.375%	11/15/2024	10	10,025
Vulcan Materials Co.	2.934%(3 Mo. LIBOR + .60%) #	6/15/2020	65	65,184
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%) #	3/1/2021	20	20,081
Total				412,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.31%

APX Group, Inc.	8.75%	12/1/2020	$100	$100,250
Chicago Parking Meters LLC†	5.489%	12/30/2020	30	29,686
Equifax, Inc.	3.60%	8/15/2021	24	23,862
ERAC USA Finance LLC†	5.25%	10/1/2020	25	25,826
IHS Markit Ltd. (United Kingdom)(c)	4.125%	8/1/2023	23	22,985
Verisk Analytics, Inc.	4.875%	1/15/2019	17	17,090
Total				219,699

Chemicals 1.06%

Blue Cube Spinco LLC	9.75%	10/15/2023	10	11,337
Celanese US Holdings LLC	4.625%	11/15/2022	160	163,170
Celanese US Holdings LLC	5.875%	6/15/2021	86	90,361
Rayonier AM Products, Inc.†	5.50%	6/1/2024	8	7,743
Syngenta Finance NV (Netherlands)†(c)	3.698%	4/24/2020	200	199,839
Syngenta Finance NV (Netherlands)†(c)	3.933%	4/23/2021	200	199,558
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	72	74,343
Total				746,351

Coal 0.06%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022	35	34,638
Peabody Energy Corp.†	6.00%	3/31/2022	8	8,160
Total				42,798

Computer Hardware 0.35%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	32	32,087
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	70	73,600
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	93	94,436
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	30	30,975
GCI LLC	6.75%	6/1/2021	16	16,221
Total				247,319

Computer Software 0.55%

BMC Software Finance, Inc.†	8.125%	7/15/2021	140	143,269
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	3	3,024
First Data Corp.†	5.75%	1/15/2024	31	31,511
First Data Corp.†	7.00%	12/1/2023	77	80,369
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	26	26,410
Informatica LLC†	7.125%	7/15/2023	21	21,600
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	22	23,045
TIBCO Software, Inc.†	11.375%	12/1/2021	55	58,781
Total				388,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.50%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$11	$11,138
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	98	98,612
Century Communities, Inc.	6.875%	5/15/2022	30	30,825
D.R. Horton, Inc.	3.75%	3/1/2019	60	60,078
DR Horton, Inc.	4.75%	2/15/2023	7	7,176
M/I Homes, Inc.	6.75%	1/15/2021	103	105,441
William Lyon Homes, Inc.	7.00%	8/15/2022	35	35,744
Total				349,014

Containers 0.31%

OI European Group BV (Netherlands)†(c)	4.00%	3/15/2023	20	19,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	35	35,087
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	160	160,502
Total				214,639

Drugs 0.32%

AmerisourceBergen Corp.	3.50%	11/15/2021	14	13,996
Bausch Health Cos, Inc.†	7.50%	7/15/2021	47	47,999
Bayer US Finance II LLC†	2.75%	7/15/2021	32	31,204
Elanco Animal Health, Inc.†	3.912%	8/27/2021	19	19,030
Elanco Animal Health, Inc.†	4.272%	8/28/2023	22	22,084
Express Scripts Holding Co.	4.75%	11/15/2021	24	24,787
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	9	8,723
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%	7/19/2019	16	15,743
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	44	41,371
Total				224,937

Electric: Power 2.49%

AES Corp. (The)	4.875%	5/15/2023	31	31,426
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%	5/1/2023	114	113,372
Dominion Energy, Inc.	2.962%	7/1/2019	37	36,990
Dominion Energy, Inc.	4.104%	4/1/2021	77	77,595
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	19	19,954
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	192	201,100
Emera US Finance LP	2.70%	6/15/2021	115	111,701
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	200	190,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Entergy Texas, Inc.	7.125%	2/1/2019	$27	$27,365
Exelon Generation Co. LLC	3.40%	3/15/2022	7	6,941
Exelon Generation Co. LLC	4.25%	6/15/2022	2	2,031
Jersey Central Power & Light Co.†	4.70%	4/1/2024	10	10,378
Jersey Central Power & Light Co.	7.35%	2/1/2019	107	108,663
Metropolitan Edison Co.	7.70%	1/15/2019	11	11,153
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	100	101,540
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	200	199,997
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	102	105,697
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,256
PNM Resources, Inc.	3.25%	3/9/2021	28	27,754
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	20	20,729
PSEG Power LLC	3.85%	6/1/2023	78	77,781
PSEG Power LLC	5.125%	4/15/2020	3	3,070
Puget Energy, Inc.	6.00%	9/1/2021	33	35,102
San Diego Gas & Electric Co.	1.914%	2/1/2022	15	14,636
SCANA Corp.	4.125%	2/1/2022	33	32,566
SCANA Corp.	4.75%	5/15/2021	91	91,543
SCANA Corp.	6.25%	4/1/2020	39	40,011
Sempra Energy	2.839%(3 Mo. LIBOR + .50%) #	1/15/2021	37	37,011
TECO Finance, Inc.	5.15%	3/15/2020	7	7,164
Total				1,754,882

Electrical Equipment 0.43%

Analog Devices, Inc.	2.85%	3/12/2020	4	3,979
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	79	78,098
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	71	67,088
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	104	101,382
Marvell Technology Group Ltd.	4.20%	6/22/2023	50	49,795
Total				300,342

Electronics 0.15%

PerkinElmer, Inc.	5.00%	11/15/2021	22	22,724
Tech Data Corp.	3.70%	2/15/2022	28	27,424
Trimble, Inc.	4.15%	6/15/2023	55	55,083
Total				105,231

Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	27	29,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.26%

Eldorado Resorts, Inc.	7.00%	8/1/2023	$11	$11,605
Scientific Games International, Inc.	6.25%	9/1/2020	31	31,000
Scientific Games International, Inc.	6.625%	5/15/2021	36	36,000
Scientific Games International, Inc.	10.00%	12/1/2022	94	99,952
WMG Acquisition Corp.†	5.625%	4/15/2022	2	2,035
Total				180,592

Financial Services 2.78%

Aircastle Ltd.	5.00%	4/1/2023	70	71,947
Aircastle Ltd.	5.125%	3/15/2021	148	151,992
Aircastle Ltd.	5.50%	2/15/2022	133	138,327
Aircastle Ltd.	7.625%	4/15/2020	71	75,174
Discover Financial Services	5.20%	4/27/2022	144	149,153
E*TRADE Financial Corp.	2.95%	8/24/2022	36	34,841
International Lease Finance Corp.	5.875%	4/1/2019	34	34,474
International Lease Finance Corp.	6.25%	5/15/2019	104	106,041
International Lease Finance Corp.	8.25%	12/15/2020	380	415,446
International Lease Finance Corp.	8.625%	1/15/2022	2	2,274
Jefferies Financial Group, Inc.	5.50%	10/18/2023	31	32,130
Jefferies Group LLC	6.875%	4/15/2021	32	34,340
Jefferies Group LLC	8.50%	7/15/2019	289	301,152
Lazard Group LLC	4.25%	11/14/2020	29	29,456
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	71	74,536
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	89	89,329
Navient Corp.	4.875%	6/17/2019	13	13,107
Navient Corp.	5.00%	10/26/2020	120	121,777
Navient Corp.	5.875%	3/25/2021	14	14,378
Navient Corp.	6.625%	7/26/2021	58	60,610
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	7	7,245
Total				1,957,729

Food 0.25%

B&G Foods, Inc.	4.625%	6/1/2021	27	27,067
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	122	124,440
Smithfield Foods, Inc.†	2.70%	1/31/2020	17	16,743
Smithfield Foods, Inc.†	3.35%	2/1/2022	10	9,673
Total				177,923

Health Care Products 0.63%

Becton Dickinson & Co.	3.261%(3 Mo. LIBOR + .88%) #	12/29/2020	36	36,055
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	55	56,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products (continued)

Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	$6	$6,632
Life Technologies Corp.	5.00%	1/15/2021	233	238,621
Life Technologies Corp.	6.00%	3/1/2020	86	89,121
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	14	13,919
Total				441,221

Health Care Services 1.21%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	18	18,180
Centene Corp.	5.625%	2/15/2021	261	266,546
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	24	24,360
Envision Healthcare Corp.†	6.25%	12/1/2024	24	25,920
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	7	7,066
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	204,825
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	6	6,259
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	39	40,804
Syneos Health, Inc./inVentiv, Health Inc./inVentiv Health, Clinical Inc.†	7.50%	10/1/2024	37	39,313
Universal Health Services, Inc.†	3.75%	8/1/2019	79	79,691
Universal Health Services, Inc.†	4.75%	8/1/2022	136	137,020
Total				849,984

Household Equipment/Products 0.46%

Newell Brands, Inc.	3.15%	4/1/2021	34	33,474
Newell Brands, Inc.	3.85%	4/1/2023	159	155,757
Newell Brands, Inc.	5.00%	11/15/2023	12	12,142
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	109	112,542
Spectrum Brands, Inc.	6.625%	11/15/2022	6	6,165
Total				320,080

Insurance 0.34%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	36	37,350
Assurant, Inc.	4.20%	9/27/2023	45	44,794
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	23	22,851
CNA Financial Corp.	5.875%	8/15/2020	11	11,488
CNO Financial Group, Inc.	4.50%	5/30/2020	5	5,075
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	17	17,508
Protective Life Corp.	7.375%	10/15/2019	15	15,633
Willis North America, Inc.	7.00%	9/29/2019	44	45,517
Willis Towers Watson plc (United Kingdom)(c)	5.75%	3/15/2021	14	14,683
WR Berkley Corp.	5.375%	9/15/2020	24	24,756
Total				239,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.11%

Aviation Capital Group LLC†	3.875%	5/1/2023	$38	$37,624
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%	1/15/2023	6	6,105
DAE Funding LLC†	4.00%	8/1/2020	18	17,843
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	16	16,220
Total				77,792

Leisure 0.48%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	171,585
NCL Corp. Ltd.†	4.75%	12/15/2021	11	11,124
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	120	126,394
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	24	26,228
Total				335,331

Lodging 0.03%

Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,500

Machinery: Agricultural 0.16%

Reynolds American, Inc.	4.85%	9/15/2023	14	14,539
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	94	97,387
Total				111,926

Machinery: Industrial/Specialty 0.50%

CNH Industrial Capital LLC	4.20%	1/15/2024	24	23,895
CNH Industrial Capital LLC	4.375%	4/5/2022	79	80,130
CNH Industrial Capital LLC	4.375%	11/6/2020	14	14,216
CNH Industrial Capital LLC	4.875%	4/1/2021	60	61,639
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023	62	63,110
Nvent Finance Sarl (Luxembourg)†(c)	3.95%	4/15/2023	69	67,840
Roper Technologies, Inc.	3.65%	9/15/2023	40	39,773
Total				350,603

Manufacturing 0.23%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	45	45,394
General Electric Co.	5.50%	1/8/2020	17	17,494
Pentair Finance Sarl (Luxembourg)(c)	2.65%	12/1/2019	96	95,550
Total				158,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 0.87%

Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024		$58	$58,311
Cox Communications, Inc.†	2.95%	6/30/2023		58	54,987
Cox Communications, Inc.†	3.25%	12/15/2022		199	193,464
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	200	203,299
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018		50	50,396
Time Warner Cable LLC	8.25%	4/1/2019		22	22,565
Time Warner Cable LLC	8.75%	2/14/2019		6	6,125
Viacom, Inc.	2.75%	12/15/2019		24	23,870
Total					613,017

Metal Fabricating 0.04%

Zekelman Industries, Inc.†	9.875%	6/15/2023		28	30,485

Metals & Minerals: Miscellaneous 2.09%

Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022		200	200,267
Century Aluminum Co.†	7.50%	6/1/2021		80	81,200
First Quantum Minerals Ltd. (Canada)†(c)	7.00%	2/15/2021		16	15,850
Freeport-McMoRan, Inc.	6.875%	2/15/2023		17	18,190
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		99	99,789
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021		294	303,217
Glencore Funding LLC†	3.00%	10/27/2022		11	10,561
Glencore Funding LLC†	3.125%	4/29/2019		83	82,834
Glencore Funding LLC†	4.125%	5/30/2023		24	23,996
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021		80	79,745
Goldcorp, Inc. (Canada)(c)	3.70%	3/15/2023		28	27,629
Hecla Mining Co.	6.875%	5/1/2021		23	23,129
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023		35	36,141
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		35	38,286
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		17	17,553
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		57	58,425
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022		77	80,494
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		32	28,160
Newmont Mining Corp.	3.50%	3/15/2022		17	16,867
Newmont Mining Corp.	5.125%	10/1/2019		67	68,354
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024		145	158,884
Total					1,469,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.08%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	$10	$10,183
National Fuel Gas Co.	3.75%	3/1/2023	8	7,850
National Fuel Gas Co.	4.90%	12/1/2021	12	12,275
National Fuel Gas Co.	7.395%	3/30/2023	25	27,968
Total				58,276

Office Furniture & Business Equipment 0.02%

Xerox Corp.	3.625%	3/15/2023	7	6,671
Xerox Corp.	5.625%	12/15/2019	10	10,242
Total				16,913

Oil 3.45%

Anadarko Petroleum Corp.	4.85%	3/15/2021	36	37,012
Anadarko Petroleum Corp.	6.95%	6/15/2019	7	7,187
Andeavor	5.375%	10/1/2022	5	5,089
Antero Resources Corp.	5.125%	12/1/2022	132	133,980
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	13	13,332
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	63	71,206
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	32	32,840
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	33	33,041
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	35	35,832
Chaparral Energy, Inc.†	8.75%	7/15/2023	82	82,000
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	200	197,343
CNX Resources Corp.	5.875%	4/15/2022	28	28,106
Continental Resources, Inc.	4.50%	4/15/2023	27	27,495
Continental Resources, Inc.	5.00%	9/15/2022	227	230,537
Devon Energy Corp.	2.25%	12/15/2018	15	14,984
Devon Energy Corp.	6.30%	1/15/2019	6	6,049
Diamondback Energy, Inc.	4.75%	11/1/2024	32	32,120
Diamondback Energy, Inc.†	4.75%	11/1/2024	30	30,113
Eclipse Resources Corp.	8.875%	7/15/2023	31	31,697
Encana Corp. (Canada)(c)	6.50%	5/15/2019	186	190,060
Eni SpA (Italy)†(c)	4.15%	10/1/2020	100	100,668
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(c)	6.51%	3/7/2022	100	105,519
Gulfport Energy Corp.	6.625%	5/1/2023	33	33,742
HighPoint Operating Corp.	7.00%	10/15/2022	17	17,000
Motiva Enterprises LLC†	5.75%	1/15/2020	15	15,355
Newfield Exploration Co.	5.75%	1/30/2022	51	53,614
Oasis Petroleum, Inc.	6.875%	3/15/2022	153	155,866
Petrobras Global Finance BV (Netherlands)(c)	6.125%	1/17/2022	9	9,314
Petroleos Mexicanos (Mexico)(c)	3.50%	1/30/2023	80	76,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos Mexicanos (Mexico)(c)	4.625%	9/21/2023	$178	$176,843
Petroleos Mexicanos (Mexico)(c)	8.00%	5/3/2019	26	26,780
Phillips 66	2.911%(3 Mo. LIBOR + .60%) #	2/26/2021	19	19,025
Phillips 66†	2.989%(3 Mo. LIBOR + .65%) #	4/15/2019	16	16,006
Pioneer Natural Resources Co.	7.50%	1/15/2020	10	10,529
Range Resources Corp.	5.00%	8/15/2022	56	55,720
Range Resources Corp.	5.75%	6/1/2021	28	28,945
Range Resources Corp.	5.875%	7/1/2022	13	13,293
Resolute Energy Corp.	8.50%	5/1/2020	61	61,152
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	27	29,835
Sanchez Energy Corp.	6.125%	1/15/2023	23	13,340
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	81	83,734
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	81	84,240
Total				2,426,583

Oil: Crude Producers 4.57%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	38	38,761
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	28	28,805
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	149	158,312
Boardwalk Pipelines LP	5.75%	9/15/2019	7	7,173
Buckeye Partners LP	5.50%	8/15/2019	50	51,077
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	110	109,854
Enable Midstream Partners LP	2.40%	5/15/2019	50	49,799
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	79	81,297
Enbridge Energy Partners LP	5.20%	3/15/2020	100	102,498
Enbridge Energy Partners LP	9.875%	3/1/2019	110	112,935
Energy Transfer Equity LP	4.25%	3/15/2023	99	98,629
Energy Transfer Partners LP	4.65%	6/1/2021	40	40,984
Energy Transfer Partners LP	9.00%	4/15/2019	222	228,926
Energy Transfer Partners LP	9.70%	3/15/2019	129	133,083
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	228	235,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	164	168,910
Gulf South Pipeline Co. LP	4.00%	6/15/2022	30	29,968
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	15	15,536
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	62	65,188
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	194	202,712
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	70	73,305
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	112	114,194
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	16,515
Kinder Morgan, Inc.†	5.625%	11/15/2023	66	70,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan, Inc.	6.50%	9/15/2020	$9	$9,516
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	33,908
MPLX LP	5.50%	2/15/2023	136	138,908
NGPL PipeCo LLC†	4.375%	8/15/2022	9	9,112
Northern Natural Gas Co.†	4.25%	6/1/2021	14	14,216
ONEOK Partners LP	8.625%	3/1/2019	19	19,431
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	37,287
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	400	425,563
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	249,745
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,111
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,797
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,052
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,221
Total				3,212,198

Oil: Integrated Domestic 0.21%

National Oilwell Varco, Inc.	2.60%	12/1/2022	88	83,915
SESI LLC	7.125%	12/15/2021	59	59,974
TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	4	3,901
Total				147,790

Real Estate Investment Trusts 0.95%

Brixmor Operating Partnership LP	3.875%	8/15/2022	29	28,915
Corporate Office Properties LP	3.70%	6/15/2021	84	83,110
DDR Corp.	4.625%	7/15/2022	34	34,786
EPR Properties	5.25%	7/15/2023	9	9,244
EPR Properties	5.75%	8/15/2022	51	53,289
HCP, Inc.	4.25%	11/15/2023	5	5,018
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	10	9,679
Highwoods Realty LP	3.20%	6/15/2021	8	7,872
Kilroy Realty LP	6.625%	6/1/2020	92	96,499
Reckson Operating Partnership LP	7.75%	3/15/2020	75	79,233
Senior Housing Properties Trust	3.25%	5/1/2019	51	50,986
SL Green Operating Partnership LP	3.25%	10/15/2022	3	2,912
SL Green Realty Corp.	4.50%	12/1/2022	12	12,142
VEREIT Operating Partnership LP	3.00%	2/6/2019	123	122,995
VEREIT Operating Partnership LP	4.125%	6/1/2021	41	41,397
Weyerhaeuser Co.	4.70%	3/15/2021	25	25,629
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,084
Total				665,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.03%

Dollar Tree, Inc.	3.70%	5/15/2023	$18	$17,780

Savings & Loan 0.14%

People’s United Financial, Inc.	3.65%	12/6/2022	102	101,204

Technology 0.39%

Alibaba Group Holding Ltd. (China)(c)	2.80%	6/6/2023	200	192,665
eBay, Inc.	2.823%(3 Mo. LIBOR + .48%) #	8/1/2019	75	75,189
VeriSign, Inc.	4.625%	5/1/2023	8	8,157
Total				276,011

Telecommunications 0.32%

Level 3 Parent LLC	5.75%	12/1/2022	31	31,432
T-Mobile USA, Inc.	6.00%	4/15/2024	73	75,883
Vodafone Group plc (United Kingdom)(c)	3.329%(3 Mo. LIBOR + .99%) #	1/16/2024	47	47,149
Vodafone Group plc (United Kingdom)(c)	3.75%	1/16/2024	70	69,281
Total				223,745

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	9	8,190

Transportation: Miscellaneous 0.07%

Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	25	25,594
XPO Logistics, Inc.†	6.50%	6/15/2022	25	25,906
Total				51,500

Utilities 0.01%

United Utilities plc (United Kingdom)(c)	5.375%	2/1/2019	10	10,076

Wholesale 0.02%

HD Supply, Inc.†	5.75%#	4/15/2024	15	15,806
Total Corporate Bonds (cost $26,006,503)				25,824,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 2.21%

Aerospace/Defense 0.01%

Gol Luxco S.A. Term Loan (Luxembourg)(c)	6.50%	8/31/2020	$6	$6,157

Auto Parts: Original Equipment 0.01%

Federal-Mogul Corp. 2014 Tranche C Term Loan	5.83% (1 Mo. LIBOR + 3.75%)- 5.91%	4/15/2021	9	9,142

Chemicals 0.09%

Celanese U.S. Holdings LLC Term Loan	3.604%(1 Mo. LIBOR + 1.50%)	7/15/2021	51	51,343
FMC Corp. Term Loan A	3.492%(1 Mo. LIBOR + 1.25%)	4/21/2020	5	5,009	(f)
Mosaic Company (The) Term Loan	3.742%(1 Mo. LIBOR + 1.50%)	11/18/2021	9	8,495	(f)
Total				64,847

Computer Hardware 0.34%

BMC Software Finance, Inc. Initial Dollar Term Loan B2	5.492%(1 Mo. LIBOR + 3.25%)	9/10/2022	57	57,913
Dell International LLC Replacement Term Loan A2	4.00%(1 Mo. LIBOR + 1.75%)	9/7/2021	118	117,833
Dell International LLC Replacement Term Loan A3	3.75%(1 Mo. LIBOR + 1.50%)	12/31/2018	60	60,501
Total				236,247

Containers 0.06%

Ball Corp. Dollar Term Loan A	3.742%(1 Mo. LIBOR + 1.50%)	3/18/2021	43	42,759

Electrical Equipment 0.21%

Analog Devices, Inc. Three Year Term Loan	3.365%(1 Mo. LIBOR + 1.13%)	9/23/2019	31	30,959	(f)
Marvell Technology Group Ltd Term Loan A	3.505%(1 Mo. LIBOR + 1.38%)	6/4/2021	116	116,435	(f)
Total				147,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.04%

GLP Capital, LP Incremental Tranche A1 Term Loan	3.665%(1 Mo. LIBOR + 1.50%)		7/31/2020	$16	$15,780
Yonkers Racing Corp. 1st Lien Initial Term Loan	5.50%(1 Mo. LIBOR + 3.25%)		5/31/2024	12	12,309
Total					28,089

Food 0.06%

Pinnacle Foods Finance LLC Initial Term Loan B	3.854%(1 Mo. LIBOR + 1.75%)		2/2/2024	45	45,064

Health Care Products 0.09%

Zimmer Biomet Holdings, Inc. Term Loan	3.492%(1 Mo. LIBOR + 1.25%)		9/30/2019	57	56,942	(f)
Zimmer Holdings, Inc. Term Loan	3.617%(1 Mo. LIBOR + 1.38%)		6/24/2020	9	9,304	(f)
Total					66,246

Investment Management Companies 0.04%

RPI Finance Trust Term Loan A4	3.886%(3 Mo. LIBOR + 1.50%)		5/4/2022	30	30,108

Machinery: Industrial/Specialty 0.04%

Flowserve Corp. 2012 Term Loan	3.886%(3 Mo. LIBOR + 1.50%)		10/14/2020	25	25,078	(f)

Manufacturing 0.02%

Tyco International Holding S.a.r.l. Term Loan (Luxembourg)(c)	3.624%(3 Mo. LIBOR + 1.25%)		3/2/2020	10	10,455

Media 0.05%

Unitymedia Hessen GmbH & Co. KG Facility B Term Loan	—	(g)	9/30/2025	32	32,066

Metal Fabricating 0.01%

Doncasters US Finance LLC 2nd Lien Term Loan	10.636%(3 Mo. LIBOR + 8.25%)		10/9/2020	8	6,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.08%

Rockwell Collins, Inc. Term Loan	3.398%(1 Mo. LIBOR + 1.25%)	12/16/2019	$39	$39,105	(f)
Utex Industries, Inc. 1st Lien Initial Term Loan	6.242%(1 Mo. LIBOR + 4.00%)	5/21/2021	14	13,769
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.492%(1 Mo. LIBOR + 7.25%)	5/20/2022	6	5,935
Total				58,809

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(c)	3.01%(1 Mo. LIBOR + .85%)	2/14/2020	20	19,875	(f)

Oil: Crude Producers 0.02%

Buckeye Partners LP Delayed Draw Term Loan	3.60%(1 Mo. LIBOR + 1.35%)	9/30/2019	17	16,957	(f)

Real Estate Investment Trusts 0.50%

American Tower Corporation 2017 Term Loan	3.50%(1 Mo. LIBOR + 1.25%)	1/31/2023	251	250,500	(f)
Invitation Homes Operating Partnership LP Initial Term Loan	3.865%(1 Mo. LIBOR + 1.70%)	2/6/2022	106	104,145	(f)
Total				354,645

Retail 0.18%

PVH Corp. Tranche A Term Loan	3.658%(1 Mo. LIBOR + 1.50%)	5/19/2021	128	127,808

Technology 0.00%

Symantec Corp. Term Loan A2	3.688%(1 Mo. LIBOR + 1.50%)	8/1/2019	2	1,498

Telecommunications 0.33%

AT&T Inc. Advance Tranche A Term Loan	3.29%(1 Mo. LIBOR + 1.125%)	12/14/2020	78	77,904
AT&T Inc. Advance Tranche B Term Loan	3.415%(1 Mo. LIBOR + 1.25%)	12/14/2022	150	150,214
Total				228,118
Total Floating Rate Loans (cost $1,555,574)				1,557,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.10%

Argentina

Republic of Argentina	4.625%		1/11/2023	$55		$46,592
Republic of Argentina	5.625%		1/26/2022	25		22,644
Total Foreign Government Obligations (cost $80,000)						69,236

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.02%

Federal Home Loan Mortgage Corp. 2012-K707 B†	4.005	%#(h)	1/25/2047	143		142,874
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	11		11,234
Government National Mortgage Assoc. 2014-112 A	3.00	%#(h)	1/16/2048	5		5,295
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	17		16,368
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	26		25,215
Government National Mortgage Assoc. 2014-64 IO	1.168	%#(h)	12/16/2054	298		16,989
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	—	(a)	593
Government National Mortgage Assoc. 2014-78 IO	0.569	%#(h)	3/16/2056	53		1,791
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(h)	2/16/2049	26		25,332
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(h)	2/16/2053	39		37,654
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	56		52,449
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	39		37,322
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	48		45,989
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	170		163,201
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(h)	8/16/2051	28		26,349
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	66		62,223
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	57		54,831
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	89		85,332
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	87		83,262
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	82		78,922
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	59		56,197
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	73		69,912
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48		45,663
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	29		27,832
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	29		27,877
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	60		56,508
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	47		45,190
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	65		62,644
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	59		56,653
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,484,855)						1,421,701

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.31%

Federal Home Loan Mortgage Corp.	3.095%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	9		9,088
Federal Home Loan Mortgage Corp.	3.708%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	15		16,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.899%(12 Mo. LIBOR + 1.83%)	#	6/1/2042	$7		$7,281
Federal Home Loan Mortgage Corp.	4.059%(12 Mo. LIBOR + 1.81%)	#	6/1/2041	10		10,904
Federal National Mortgage Assoc.	2.673%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	8		7,767
Federal National Mortgage Assoc.	2.717%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	29		28,404
Federal National Mortgage Assoc.	2.823%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	9		8,934
Federal National Mortgage Assoc.	2.921%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	18		18,046
Federal National Mortgage Assoc.	3.561%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	14		14,743
Federal National Mortgage Assoc.	3.67%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	33		33,217
Federal National Mortgage Assoc.	3.699%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	24		25,395
Federal National Mortgage Assoc.	3.723%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	2		2,606
Federal National Mortgage Assoc.	3.746%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	1		1,282
Federal National Mortgage Assoc.	3.889%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	33		34,531
Federal National Mortgage Assoc.	3.918%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	—	(a)	738
Total Government Sponsored Enterprises Pass-Throughs (cost $223,507)						219,097

MUNICIPAL BONDS 0.14%

Miscellaneous

Illinois	4.95%		6/1/2023	7		7,121
Illinois	5.877%		3/1/2019	75		75,868
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	15		14,969
Total Municipal Bonds (cost $97,813)						97,958

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.90%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	28		28,123
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100		98,421
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	4		4,035
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.088%(1 Mo. LIBOR + .93%)	#	12/15/2036	100		100,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.108%(1 Mo. LIBOR + .95%)	#	6/15/2035	$100	$100,313
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.588%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	100	100,347
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.808%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	100	100,379
Aventura Mall Trust 2013-AVM C†	3.867	%#(h)	12/5/2032	100	101,387
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	102,430
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.913%(1 Mo. LIBOR + .85%)	#	1/15/2033	59	58,992
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.493%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	35	34,666
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	196,134
BB-UBS Trust 2012-TFT B†	3.584	%#(h)	6/5/2030	100	97,386
BB-UBS Trust 2012-TFT C†	3.584	%#(h)	6/5/2030	100	96,980
BBCMS Mortgage Trust 2017-GLKS B†	3.358%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	39	39,011
BBCMS Mortgage Trust 2017-GLKS C†	3.558%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	10	10,003
BBCMS Mortgage Trust 2018-TALL A†	2.88%(1 Mo. LIBOR + .72%)	#	3/15/2037	200	200,235
BBCMS Mortgage Trust 2018-TALL E†	4.595%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	132	132,721
BDS 2018-FL1 A†	3.008%(1 Mo. LIBOR + .85%)	#	1/15/2035	100	100,373
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(h)	11/11/2041	15	15,166
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.862	%#(h)	11/11/2041	25	25,320
BX Commercial Mortgage Trust 2018-BIOA A†	2.83%(1 Mo. LIBOR + .67%)	#	3/15/2037	209	209,245
BX Trust 2017-SLCT A†	3.078%(1 Mo. LIBOR + .92%)	#	7/15/2034	49	48,886
BX Trust 2017-SLCT B†	3.358%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	42	41,847
BX Trust 2017-SLCT D†	4.208%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	65	64,966
BX Trust 2017-SLCT E†	5.308%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	53	53,530
BX Trust 2018-BILT A†	2.958%(1 Mo. LIBOR + .80% Floor .80%)	#	5/15/2030	46	46,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-BILT D†	3.928%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2030	$19	$19,143
BX Trust 2018-GW A†	2.958%(1 Mo. LIBOR + .80%)	#	5/15/2035	29	28,963
BX Trust 2018-GW D†	3.928%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2035	15	15,113
BXP Trust 2017-CQHP A†	3.008%(1 Mo. LIBOR + .85%)	#	11/15/2034	43	43,080
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	200	200,058
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	99	99,084
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	166	166,597
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(h)	10/15/2034	40	40,088
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(h)	10/15/2034	300	294,843
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968	%#(h)	10/15/2034	1,000	30,559
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(h)	10/15/2034	1,000	15,552
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,069
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,377
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.333	%#(h)	11/10/2049	193	14,204
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.925	%#(h)	12/10/2054	189	9,310
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	135,839
CHT Mortgage Trust 2017-CSMO A†	3.088	%#(h)	11/15/2036	282	282,430
CHT Mortgage Trust 2017-CSMO B†	3.558	%#(h)	11/15/2036	100	100,313
CHT Mortgage Trust 2017-CSMO D†	4.408	%#(h)	11/15/2036	100	100,412
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100	99,065
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635	%#(h)	5/10/2035	110	109,020
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,828
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.549	%#(h)	6/10/2048	964	21,072
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#(h)	7/15/2027	46,545	382
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.253	%#(h)	12/10/2049	3	3,132
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	196,935
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	20	20,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	$94	$93,386
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	99	95,856
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	101,089
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.251	%#(h)	9/10/2047	2,000	17,191
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.874	%#(h)	7/10/2050	96	3,021
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577	%#(h)	8/10/2029	319	314,896
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(h)	8/10/2029	100	98,162
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	70,860
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.878%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	73	72,596
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.458%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	100	100,610
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(h)	10/15/2034	578	594	(b)
Commercial Mortgage Trust 2016-CD1 XA IO	1.562	%#(h)	8/10/2049	56	4,628
Core Industrial Trust 2015-CALW XA IO†	0.939	%#(h)	2/10/2034	954	22,291
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	37	37,033
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	203,947
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(h)	9/15/2037	1,000	30,627
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.658%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	50	50,294
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.658%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	50	50,451
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.108%(1 Mo. LIBOR + .95%)	#	2/15/2031	50	50,028
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.658%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	50	50,171
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	144	141,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	$50	$49,171
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	49,233
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(h)	4/5/2033	50	48,947
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	59,426
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(h)	7/10/2034	50	49,272
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(h)	7/10/2034	109	106,477
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(h)	7/10/2034	50	47,685
Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†	0.09	%#(h)	7/10/2034	28,675	36,377
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935	%#(h)	2/15/2031	1,376	5,729	(b)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.108%(1 Mo. LIBOR + .95%)	#	12/15/2030	50	50,030
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	9,983
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.958	%#(h)	1/15/2049	986	91,115
DBGS Mortgage Trust 2018-BIOD A†	2.961%(1 Mo. LIBOR + .80%)	#	5/15/2035	95	94,840
DBJPM Mortgage Trust 2016-C3 XA IO	1.645	%#(h)	9/10/2049	197	18,064
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	19	17,939
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(h)	12/10/2036	3,140	11,838
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(h)	5/5/2035	325	323,884
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(h)	5/5/2035	100	99,668
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(h)	5/5/2035	100	98,776
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#(h)	12/15/2034	100	99,903
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(h)	12/15/2034	323	322,119
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	100,108
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	208,620
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	96,539
GS Mortgage Securities Corp. II 2018-RIVR A†	3.108%(1 Mo. LIBOR + .95%)	#	7/15/2035	100	100,169
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	100	100,064
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%(1 Mo. LIBOR + 2.30% Floor 2.30%)	#	2/10/2029	100	100,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244	%#(h)	2/10/2037	$1,590	$18,849	(b)
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	97,642
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	100	98,022
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.008%(1 Mo. LIBOR + .85%)	#	7/15/2032	100	100,208
GS Mortgage Securities Trust 2011-GC5 B†	5.558	%#(h)	8/10/2044	107	111,290
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.136	%#(h)	1/10/2045	295	15,009
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,419
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(h)	4/10/2031	100	98,146
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	103,404
GS Mortgage Securities Trust 2015-GS1 XB IO	0.331	%#(h)	11/10/2048	1,082	15,987
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,619	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	25,927	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	34,940	(b)
H/2 Asset Funding 2015-1A-AFL	2.633%(1 Mo. LIBOR + 1.70%)	#	6/24/2049	4	3,882	(b)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	4	3,834	(b)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25	25,045	(b)
Hilton Orlando Trust 2018-ORL A†	2.928%(1 Mo. LIBOR + .77%)	#	12/15/2034	41	41,044
Hilton Orlando Trust 2018-ORL D†	3.858%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	34	34,102
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	96,707
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	98,133
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	97,424
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	98,738
Hospitality Mortgage Trust 2017-HIT D†	4.283%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	100	100,363
Hospitality Mortgage Trust 2017-HIT E†	5.683%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	100	100,714
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	98,350
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	173,081
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(h)	8/5/2034	1,000	44,605
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	25	24,425
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(h)	5/15/2048	27	26,684
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.158%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	206	206,646
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.458	%#(h)	6/15/2032	68	68,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.758	%#(h)	6/15/2032	$52	$52,327
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.158%(1 Mo. LIBOR + 3.35%)	#)	6/15/2035	10	10,136
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ XCP IO†	1.285	%#(h)	6/15/2032	20,156	309,118
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#(h)	12/5/2027	25	26,312
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(h)	5/15/2045	11	11,215
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	186	187,432
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	23	22,785
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.254	%#(h)	1/15/2048	939	39,243
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	198,306
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	50	49,768
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.759	%#(h)	7/15/2048	949	26,499
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33	32,891
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.94	%#(h)	12/15/2049	987	39,314
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	220,402
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	24,567
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	19,720
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(h)	10/5/2031	35	34,442
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(h)	10/5/2031	12	11,679
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(h)	10/5/2031	1,000	17,625
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.235	%#(h)	9/15/2050	995	67,823
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	66,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	$27	$26,679
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(h)	6/5/2032	20	19,767
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.383%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	20	20,062
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.083%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	31	31,147
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	62	62,554
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.358%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	90	90,169
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.058%(1 Mo. LIBOR + 1.90% Floor 1.90%)	#	4/15/2031	24	24,045
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.458	%#(h)	4/15/2031	18	18,020
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.278%(1 Mo. LIBOR + 3.12% Floor 3.12%)	#	4/15/2031	10	10,112
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.06%(1 Mo. LIBOR + .95%)	#	7/5/2033	45	44,939
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	127	130,263
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	41	42,055
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.11%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	16	15,980
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	54	55,443
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.66%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	16	15,989
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	62	63,716
LMREC, Inc. 2015-CRE1 AR†	3.192%(1 Mo. LIBOR + .98%)	#	2/22/2032	122	122,264
LMREC, Inc. 2015-CRE1 BR†	4.462%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	100	100,358	(b)
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(h)	4/20/2048	7	7,017
LSTAR Commercial Mortgage Trust 2015-3 A3†	3.127	%#(h)	4/20/2048	56	55,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.039	%#(h)	3/10/2049	$909	$63,931
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	41	40,392
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	97,403
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	102,779
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	45	43,904
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.303	%#(h)	8/15/2046	139	142,747
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	9,797
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.839	%#(h)	7/15/2050	480	14,035
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	20,972
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.586	%#(h)	11/15/2049	980	80,267
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	48,285
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	96,852
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406	%#(h)	9/13/2031	9,863	99	(b)
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,653
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,006
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.134	%#(h)	8/15/2049	1,000	63,999
Motel 6 Trust 2017-MTL6 F†	6.408%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	64	64,518
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	18	17,068
MSCG Trust 2016-SNR A†	3.46	%#(h)	11/15/2034	49	47,857
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	28	27,523
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	21,137
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	11	11,410
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(h)	11/15/2032	98	98,425
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(h)	11/15/2032	24	23,915
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,756
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	75,570
PFP Ltd. 2017-3 A†	3.208%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	34	33,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PFP Ltd. 2017-3 B†	3.908%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	$100	$100,302
PFP Ltd. 2017-3 D†	5.658%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	100	100,406
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	119,700
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	127	126,046
RAIT Trust 2017-FL8 A†	3.008%(1 Mo. LIBOR + .85%)	#	12/15/2037	37	37,044
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	97,721
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	26	26,067
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	103	101,952
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	91	90,808
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.158	%#(h)	1/15/2035	53	52,900
Shops at Crystals Trust 2016-CSTL XB IO†	0.328	%#(h)	7/5/2036	1,000	16,405
SLIDE 2018-FUN 2018-FUN A†	2.97%(1 Mo. LIBOR + .90%)	#	6/15/2031	70	70,220
SLIDE 2018-FUN 2018-FUN B†	3.32%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	15	15,062
SLIDE 2018-FUN 2018-FUN C†	3.62%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	13	13,060
SLIDE 2018-FUN 2018-FUN D†	3.92%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	20	20,113
SLIDE 2018-FUN 2018-FUN XCP IO†	0.976	%#(h)	12/15/2020	1,659	33,356
Stonemont Portfolio Trust 2017-MONT D†	4.215%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	99	99,829
Stonemont Portfolio Trust 2017-MONT E†	4.915%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	148	148,945
Stonemont Portfolio Trust 2017-MONT F†	5.765%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	95	96,165
Stonemont Portfolio Trust 2017-MONT XCP IO†	0.638	%#(h)	8/20/2030	14,750	20,503
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(h)	6/10/2030	100	96,903
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	34,078
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	195,388
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	76,249
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.106	%#(h)	3/10/2046	880	30,319
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	81,797
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	295,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.658%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	$100		$100,260
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.508%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	27		27,144
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783	%#(h)	11/15/2043	100		102,519
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21		20,664
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10		9,987
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#(h)	6/15/2048	2,000		5,831
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10		9,937
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.753	%#(h)	12/15/2048	36		36,912
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.907	%#(h)	9/15/2048	962		36,371
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.928	%#(h)	8/15/2049	981		105,909
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35		35,796
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74		74,084
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31		31,233
West Town Mall Trust 2017-KNOX C†	4.491	%#(h)	7/5/2030	25		24,770
West Town Mall Trust 2017-KNOX D†	4.491	%#(h)	7/5/2030	25		24,311
West Town Mall Trust 2017-KNOX X IO†	0.521	%#(h)	7/5/2030	1,604		21,126
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(h)	2/15/2044	24		24,934
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	9		9,109
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50		50,000
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.912	%#(h)	6/15/2045	25		25,423
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.568	%#(h)	6/15/2045	76		2,979
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(a)	3
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.003	%#(h)	8/15/2045	350		19,802
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	311		305,061
WFCG Commercial Mortgage Trust 2015-BXRP A†	3.28%(1 Mo. LIBOR + 1.12%)	#	11/15/2029	3		2,632
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,761,165)						17,518,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $11,530)			1	$7,524

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 3.23%

U.S. Treasury Note	2.625%	7/31/2020	$238	237,252
U.S. Treasury Note	2.75%	9/30/2020	1,599	1,597,001
U.S. Treasury Note	2.875%	9/30/2023	426	424,602
U.S. Treasury Note	6.25%	8/15/2023	9	10,351
Total U.S. Treasury Obligations (cost $2,269,252)				2,269,206
Total Long-Term Investments (cost $69,174,647)				68,549,474

SHORT-TERM INVESTMENTS 3.67%

COMMERCIAL PAPER 0.36%

Oil: Crude Producers

Williams Cos., Inc. (The) (cost $250,000)	2.759%	10/1/2018	250	250,000

CONVERTIBLE BONDS 0.11%

Energy Equipment & Services 0.05%

Tesla Energy Operations, Inc.	2.75%	11/1/2018	34	33,532

Technology 0.06%

SINA Corp. (China)(c)	1.00%	12/1/2018	23	22,943
Vipshop Holdings Ltd. (China)(c)	1.50%	3/15/2019	24	23,595
Total				46,538
Total Convertible Bonds (cost $80,517)				80,070

CORPORATE BONDS 0.85%

Banks: Regional 0.28%

Sberbank of Russia Via SB Capital SA (Luxembourg)(c)	4.15%	3/6/2019	200	198,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.13%

HP, Inc.	3.279%(3 Mo. LIBOR + .94%) #	1/14/2019	$90	$90,163

Electric: Power 0.40%

Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	162	163,139
Pacific Gas & Electric Co.	2.541%(3 Mo. LIBOR + .23%) #	11/28/2018	100	99,923
Sempra Energy	9.80%	2/15/2019	18	18,462
Total				281,524

Metals & Minerals: Miscellaneous 0.02%

Glencore Funding LLC†	2.50%	1/15/2019	11	11,010

Oil 0.01%

Anadarko Petroleum Corp.	8.70%	3/15/2019	8	8,202

Oil: Crude Producers 0.01%

Kinder Morgan Energy Partners LP	2.65%	2/1/2019	7	6,995

Telecommunications 0.00%

Nortel Networks Ltd. (Canada)(c)	10.75%	7/15/2016	76	2,470
Total Corporate Bonds (cost $600,661)				599,156

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $1,690,000 of U.S. Treasury Note at 2.75% due 5/31/2023; value: $1,690,488; proceeds: $1,653,282 (cost $1,653,109)			1,653	1,653,109
Total Short-Term Investments (cost $2,584,287)				2,582,335
Total Investments in Securities 101.10% (cost $71,758,934)				71,131,809
Liabilities in Excess of Other Assets(i) (1.10%)				(774,132)
Net Assets 100.00%				$70,357,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2018.
(f)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2018	14	Short	$(1,580,905)	$(1,574,672)	$6,233

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2018	62	Long	$13,098,964	$13,065,531	$(33,433)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$5,090,211	$150,938	$5,241,149
Remaining Industries	—	14,226,851	—	14,226,851
Common Stock	—	73	—	73
Convertible Bonds	—	95,309	—	95,309
Corporate Bonds	—	25,824,674	—	25,824,674
Floating Rate Loans
Chemicals	—	51,343	13,504	64,847
Electrical Equipment	—	—	147,394	147,394
Health Care Products	—	—	66,246	66,246
Machinery: Industrial/Specialty	—	—	25,078	25,078
Miscellaneous	—	19,704	39,105	58,809
Oil	—	—	19,875	19,875
Oil: Crude Producers	—	—	16,957	16,957
Real Estate Investment Trusts	—	—	354,645	354,645
Remaining Industries	—	803,936	—	803,936
Foreign Government Obligations	—	69,236	—	69,236
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,421,701	—	1,421,701
Government Sponsored Enterprises Pass-Throughs	—	219,097	—	219,097
Municipal Bonds	—	97,958	—	97,958
Non-Agency Commercial Mortgage-Backed Securities	—	17,285,033	233,876	17,518,909
Preferred Stock	—	7,524	—	7,524
U.S. Treasury Obligations	—	2,269,206	—	2,269,206
Short-Term Investments
Commercial Paper	—	250,000	—	250,000
Convertible Bonds	—	80,070	—	80,070
Corporate Bonds	—	599,156	—	599,156
Repurchase Agreement	—	1,653,109	—	1,653,109
Total	$—	$70,064,191	$1,067,618	$71,131,809
Other Financial Instruments
Futures Contracts
Assets	$6,233	$—	$—	$6,233
Liabilities	(33,433)	—	—	(33,433)
Total	$(27,200)	$—	$—	$(27,200)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$—	$10,506	$1,114,857	$318,739
Accrued Discounts (Premiums)	—	—	433	(57,007)
Realized Gain (Loss)	—	—	860	(650)
Change in Unrealized Appreciation (Depreciation)	—	—	465	(1,399)
Purchases	150,938	—	514,589	100,000
Sales	—	—	(948,400)	(133,205)
Transfers into Level 3	—	—	—	29,342
Transfers out of Level 3	—	(10,506)	—	(21,944)
Balance as of September 30, 2018	$150,938	$—	$682,804	$233,876
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$—	$—	$465	$(1,399)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 118.95%

ASSET-BACKED SECURITIES 25.94%

Automobiles 12.92%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$289	$288,689
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	198	197,300
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	272	278,499
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	20	19,646
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	1,034	1,033,514
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,973,805
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	263	263,107
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,600	2,594,928
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	566	564,751
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	669	663,295
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	238	237,368
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	275	270,174
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	446	446,144
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	590,526
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	1,753	1,748,008
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	376,159
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	240	238,900
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	901,379
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	119,341
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	29	28,995
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	328	322,050
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	958	954,855
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	1,447	1,446,636
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	1,037	1,035,091
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	100	99,891
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	462	453,188
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	656	643,914
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	427	422,404
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	15	15,473
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	418	414,821
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	175	174,932
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	880	875,785
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	614	608,625
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,331	1,317,679
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	367,456
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	195	194,798
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,183
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	156,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	$569	$566,453
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319	316,165
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	257,155
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	416,470
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	926	925,652
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	331	330,613
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	31	30,719
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,161	2,171,018
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	159	158,799
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	615,287
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	598	599,465
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	979	996,388
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	14	13,984
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,581	1,582,080
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	256,648
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,459	1,455,457
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	141	140,914
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	451,634
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	3,133	3,133,057
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	1,048	1,047,506
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	414	413,722
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	987	986,051
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	1,004	1,004,235
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	1,568	1,568,380
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	349	347,506
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	24	24,069
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	571	563,442
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	218	213,938
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	339	338,348
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	314	312,147
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	300	296,400
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	484	480,204
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	769	766,204
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	2,489	2,486,818
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	723,707
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	938	935,687
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	1,238	1,206,857
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	108	103,242
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	3,712	3,710,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	$2,624	$2,615,749
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	246	245,721
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	667	666,058
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	830	827,051
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	408,953
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	192,322
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	267	267,055
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	191	190,748
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	1,084	1,079,906
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	217	215,818
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	124	123,878
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	1,582	1,574,966
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	86	86,098
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	1,003	999,445
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	1,256	1,253,425
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	366	363,295
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	417	416,481
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	90	89,704
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	249	248,481
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,359	1,355,021
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	192	189,790
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	802	800,910
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	1,674	1,674,251
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	348	346,875
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	754	742,850
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	790,040
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	590,274
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	443	442,255
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	212	211,840
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	541	540,557
Total				73,969,375

Credit Cards 5.57%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	1,415	1,395,693
American Express Credit Account Master Trust 2018-6 A	3.06%	2/15/2024	5,294	5,287,075
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	1,230	1,214,430
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	813	804,725
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	1,651	1,632,505
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	2,209	2,204,206
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	1,175	1,172,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Discover Card Execution Note Trust 2013-A6	2.608%(1 Mo. LIBOR + .45%)	#	4/15/2021	$2,788	$2,788,514
Discover Card Execution Note Trust 2014-A1	2.588%(1 Mo. LIBOR + .43%)	#	7/15/2021	2,761	2,764,622
Discover Card Execution Note Trust 2014-A4	2.12%		12/15/2021	967	962,745
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	619	617,485
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	757	741,873
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	1,225	1,221,971
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	814	789,773
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	767	767,324
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	1,217	1,208,491
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	2,151	2,110,983
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	946	929,895
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	3,274	3,273,082
Total					31,888,293

Home Equity 0.03%

Meritage Mortgage Loan Trust 2004-2 M3	3.191%(1 Mo. LIBOR + 0.98%)	#	1/25/2035	138	136,249
New Century Home Equity Loan Trust 2005-A A6	4.705	%#(a)	8/25/2035	22	22,157
Total					158,406

Other 7.42%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	230	228,730
Allegro CLO IV Ltd. 2016-1A†	3.739%(3 Mo. LIBOR + 1.40%)	#	1/15/2029	1,650	1,652,649
Apidos CLO XVI 2013-16A CR†	5.342%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	250	250,216
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.666%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	250	250,440
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	247	245,938
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	182	180,341
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	172	171,677
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	183	181,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Avery Point IV CLO Ltd. 2014-1A BR†	3.935%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	$322	$322,337
Avery Point V CLO Ltd. 2014-5A BR†	3.836%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	372	372,376
Avery Point VII CLO Ltd. 2015-7A A1†	3.839%(3 Mo. LIBOR + 1.50%)	#	1/15/2028	1,184	1,186,369
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.398%(3 Mo. LIBOR + 2.05%)	#	1/20/2029	673	675,435
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.248%(3 Mo. LIBOR + 2.90%)	#	1/20/2029	500	502,650
Cent CLO Ltd. 2013-19A A1A†	3.669%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	718	718,724
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	223	223,058
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	1,063	1,078,147
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.917%(3 Mo. LIBOR + 1.57%)	#	10/23/2028	958	959,403
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	1,699	1,698,960
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	17	16,893
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	23	23,349
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	96	95,848
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	66	65,384
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	492	478,992
DLL LLC 2018-1 A3†	3.10%		4/18/2022	1,510	1,508,358
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	500	498,850
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	1,262	1,259,988
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	942	924,139
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	1,170	1,171,977
ICG US CLO Ltd. 2015-2A AR†	3.189%(3 Mo. LIBOR + .85%)	#	1/16/2028	1,231	1,231,211
Jamestown CLO VII Ltd. 2015-7A CR†	4.935%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	611	608,527
LCM XXII Ltd. 22A-A1†	3.828%(3 Mo. LIBOR + 1.48%)	#	10/20/2028	318	319,817
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	324	326,017
Magnetite XVIII Ltd. 2016-18A A†	3.714%(3 Mo. LIBOR + 1.40%)	#	11/15/2028	1,278	1,279,873
Massachusetts Educational Financing Authority 2008-1 A1	3.285%(3 Mo. LIBOR + .95%)	#	4/25/2038	496	499,239
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.533%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	2,061	2,062,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	$623	$623,704
Navient Student Loan Trust 2016-7A A†	3.366%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	681	693,234
Navient Student Loan Trust 2017-2A A†	3.266%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	1,314	1,333,694
OHA Loan Funding Ltd. 2016-1A B1†	4.148%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	1,574	1,578,171
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	175	175,237
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	316,042
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	102,052
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,153	1,151,848
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	414	403,997
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	314	303,612
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.605%(3 Mo. LIBOR + .27%)	#	4/25/2038	306	296,607
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	462,659
Recette CLO Ltd. 2015-1A AR†	3.268%(3 Mo. LIBOR + .92%)	#	10/20/2027	500	499,653
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	339	334,889
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,328	1,326,362
Shackleton CLO Ltd. 2016-9A B†	4.248%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	499	500,572
SLC Student Loan Trust 2008-1 A4A	3.934%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,302	1,353,324
SLM Private Education Loan Trust 2010-A 2A†	5.408%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	14	14,724
SLM Student Loan Trust 2011-1 A1	2.736%(1 Mo. LIBOR + .52%)	#	3/25/2026	12	12,067
SoFi Professional Loan Program LLC 2017-E A1†	2.716%(1 Mo. LIBOR + .50%)	#	11/26/2040	595	596,790
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	802	775,290
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	1,140	1,110,471
Sound Point CLO XI Ltd. 2016-1A A†	3.998%(3 Mo. LIBOR + 1.65%)	#	7/20/2028	250	250,197
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.189%(3 Mo. LIBOR + 1.85%)	#	1/15/2026	1,700	1,703,082
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.947%(3 Mo. LIBOR + 1.60%)	#	1/22/2027	250	250,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Towd Point Asset Trust 2018-SL1 A†	2.816%(1 Mo. LIBOR + .60%)	#	1/25/2046	$1,093	$1,087,933
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	455	452,862
WhiteHorse VIII Ltd. 2014-1A AR†	3.243%(3 Mo. LIBOR + .90%)	#	5/1/2026	1,520	1,517,037
Total					42,495,678
Total Asset-Backed Securities (cost $149,048,957)					148,511,752

CORPORATE BONDS 25.77%

Aerospace/Defense 0.34%

Bombardier, Inc.(Canada)†(b)	7.50%		3/15/2025	1,065	1,103,606
Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,388
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	811	836,587
Total					1,950,581

Air Transportation 0.03%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	150	153,316

Apparel 0.11%

PVH Corp.(b)	7.75%		11/15/2023	561	642,345

Automotive 0.98%

Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%		4/15/2022	200	205,376
Daimler Finance North America LLC†	3.75%		2/22/2028	1,150	1,124,305
Ford Motor Co.	7.45%		7/16/2031	1,597	1,782,609
General Motors Co.	6.60%		4/1/2036	1,845	1,970,340
Tesla, Inc.†	5.30%		8/15/2025	609	515,366
Total					5,597,996

Banks: Regional 4.58%

Akbank Turk AS (Turkey)†(b)	7.20	%#(c)	3/16/2027	200	166,717
Banco de Credito e Inversiones SA (Chile)†(b)	3.50%		10/12/2027	535	489,191
Bank of America Corp.	3.593	%#(c)	7/21/2028	752	717,313
Bank of America Corp.	3.824	%#(c)	1/20/2028	325	316,625
Bank of America Corp.	3.95%		4/21/2025	250	244,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	4.00%		1/22/2025	$728	$718,717
Bank of America Corp.	4.45%		3/3/2026	315	315,709
Citigroup, Inc.	3.668	%#(c)	7/24/2028	1,867	1,780,026
Citigroup, Inc.	3.887	%#(c)	1/10/2028	896	870,187
Citigroup, Inc.	4.45%		9/29/2027	552	545,906
Goldman Sachs Group, Inc. (The)	4.223	%#(c)	5/1/2029	491	484,543
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	588	707,124
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	579	696,866
Intesa Sanpaolo SpA (Italy)†(b)	3.875%		1/12/2028	621	526,924
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028	553	527,894
JPMorgan Chase & Co.	3.782	%#(c)	2/1/2028	2,770	2,699,239
Macquarie Group Ltd. (Australia)†(b)	4.654	%#(c)	3/27/2029	1,431	1,423,617
Morgan Stanley	3.625%		1/20/2027	483	464,014
Morgan Stanley	3.875%		1/27/2026	873	858,511
Morgan Stanley	4.00%		7/23/2025	770	767,754
Morgan Stanley	7.25%		4/1/2032	84	107,329
Popular, Inc.	6.125%		9/14/2023	107	108,592
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	545	532,061
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	223	225,152
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	902	1,082,151
Toronto-Dominion Bank (The) (Canada)(b)	3.625	%#(c)	9/15/2031	1,594	1,499,237
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125	%#(c)	5/24/2027	475	400,335
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.25%		4/20/2021	200	194,600
UBS AG	7.625%		8/17/2022	1,234	1,377,761
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.253%		3/23/2028	1,073	1,065,968
Wachovia Corp.	7.574	%#(c)	8/1/2026	596	709,927
Wells Fargo & Co.	3.00%		10/23/2026	601	557,957
Wells Fargo Bank NA	5.85%		2/1/2037	1,880	2,179,192
Wells Fargo Bank NA	6.60%		1/15/2038	687	860,768
Total					26,222,788

Beverages 0.63%

Anheuser-Busch InBev Finance, Inc.	3.65%		2/1/2026	1,325	1,286,939
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	624	625,897
Bacardi Ltd.†	4.70%		5/15/2028	1,085	1,078,593
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	350	336,073
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%		5/10/2043	300	293,195
Total					3,620,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.16%

CRH America Finance, Inc.†	4.50%	4/4/2048	$985	$905,832

Business Services 0.70%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	275	248,269
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,451	1,436,490
Ashtead Capital, Inc.†	4.375%	8/15/2027	277	263,842
Brink’s Co. (The)†	4.625%	10/15/2027	609	563,325
United Rentals North America, Inc.	4.875%	1/15/2028	704	661,760
Weight Watchers International, Inc.†	8.625%	12/1/2025	754	817,374
Total				3,991,060

Chemicals 0.87%

Ashland LLC	6.875%	5/15/2043	539	555,170
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%	1/10/2028	550	524,150
Chemours Co. (The)	5.375%	5/15/2027	341	329,918
Chemours Co. (The)	7.00%	5/15/2025	469	499,715
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	580	561,415
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	205	209,695
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%	4/24/2023	960	907,070
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,346	1,377,967
Total				4,965,100

Coal 0.28%

Peabody Energy Corp.†	6.375%	3/31/2025	788	803,760
Warrior Met Coal, Inc.†	8.00%	11/1/2024	771	792,202
Total				1,595,962

Computer Hardware 0.50%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	278	278,752
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	263,909
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	168,515
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	768	825,050
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,068	1,330,113
Total				2,866,339

Computer Software 0.14%

Oracle Corp.	6.125%	7/8/2039	675	831,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.35%

AV Homes, Inc.	6.625%	5/15/2022	$416	$430,123
Century Communities, Inc.	5.875%	7/15/2025	576	537,293
PulteGroup, Inc.	7.875%	6/15/2032	442	477,912
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	277,063
William Lyon Homes, Inc.	5.875%	1/31/2025	307	286,661
Total				2,009,052

Containers 0.05%

BWAY Holding Co.†	7.25%	4/15/2025	274	267,808

Drugs 0.20%

Bausch Health Cos., Inc.†	5.625%	12/1/2021	517	517,000
Bayer Corp.†	6.65%	2/15/2028	271	312,895
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	356	334,732
Total				1,164,627

Electric: Power 1.29%

Appalachian Power Co.	7.00%	4/1/2038	529	690,344
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	1,000	995,996
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	314	284,170
Electricite de France SA (France)†(b)	5.00%	9/21/2048	691	673,312
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(b)	4.45%	8/1/2035	275	261,535
Entergy Louisiana LLC	4.00%	3/15/2033	411	412,356
Exelon Generation Co. LLC	5.60%	6/15/2042	540	554,105
Exelon Generation Co. LLC	6.25%	10/1/2039	592	645,695
Massachusetts Electric Co.†	4.004%	8/15/2046	501	474,475
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	250	230,382
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	375	374,994
PSEG Power LLC	8.625%	4/15/2031	347	453,541
South Carolina Electric & Gas Co.	6.05%	1/15/2038	707	800,683
South Carolina Electric & Gas Co.	6.625%	2/1/2032	246	289,741
Vistra Energy Corp.	7.625%	11/1/2024	241	260,581
Total				7,401,910

Electrical Equipment 0.19%

Marvell Technology Group Ltd.	4.20%	6/22/2023	382	380,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

Xilinx, Inc.	2.95%	6/1/2024	$742	$705,542
Total				1,085,974

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028	13	13,092

Engineering & Contracting Services 0.49%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,297	1,338,024
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	900	888,095
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	640	603,253
Total				2,829,372

Entertainment 0.45%

Eldorado Resorts, Inc.	6.00%	4/1/2025	560	569,100
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	473,440
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	723	711,251
Six Flags Entertainment Corp.†	5.50%	4/15/2027	860	853,550
Total				2,607,341

Financial Services 1.43%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	119,548
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	250,984
Ally Financial, Inc.	8.00%	11/1/2031	468	569,205
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	489	475,578
Discover Financial Services	4.10%	2/9/2027	272	260,295
E*TRADE Financial Corp.	4.50%	6/20/2028	771	772,583
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	1,438	1,350,160
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,452,973
International Lease Finance Corp.	5.875%	8/15/2022	156	165,130
Navient Corp.	6.625%	7/26/2021	796	831,820
Navient Corp.	6.75%	6/25/2025	323	325,826
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	427	424,799
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	633,900
Quicken Loans, Inc.†	5.25%	1/15/2028	299	278,818
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	280	269,150
Total				8,180,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.25%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	$585	$565,257
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	297	297,371
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	370	337,625
Gruma SAB de CV (Mexico)†(b)	4.875%	12/1/2024	200	205,270
Total				1,405,523

Health Care Services 0.85%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	739	746,390
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	104	108,030
Ascension Health	3.945%	11/15/2046	265	257,311
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	657	640,575
HCA, Inc.	5.50%	6/15/2047	598	607,717
HCA, Inc.	7.50%	11/6/2033	125	136,110
Kaiser Foundation Hospitals	4.15%	5/1/2047	366	365,837
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	101,074
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	746	773,595
WellCare Health Plans, Inc.	5.25%	4/1/2025	1,107	1,127,756
Total				4,864,395

Household Equipment/Products 0.02%

Kimberly-Clark de Mexico SAB de CV (Mexico)†(b)	3.80%	4/8/2024	100	97,848

Insurance 0.56%

CNO Financial Group, Inc.	5.25%	5/30/2025	1,090	1,119,975
Lincoln National Corp.	6.30%	10/9/2037	202	237,938
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,230	1,311,169
Willis North America, Inc.	7.00%	9/29/2019	524	542,062
Total				3,211,144

Leisure 0.20%

Carlson Travel, Inc.†	6.75%	12/15/2023	236	237,475
Carnival plc	7.875%	6/1/2027	277	343,639
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	495	540,961
Total				1,122,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.59%

Kennametal, Inc.	4.625%	6/15/2028	$553	$542,456
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028	2,038	1,986,785
SPX FLOW, Inc.†	5.625%	8/15/2024	825	833,159
Total				3,362,400

Manufacturing 0.19%

General Electric Co.	6.15%	8/7/2037	199	228,063
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%	10/15/2026	954	861,280
Total				1,089,343

Media 1.49%

21st Century Fox America, Inc.	7.75%	12/1/2045	451	692,076
Cablevision Systems Corp.	5.875%	9/15/2022	453	462,909
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	178	179,113
Comcast Corp.	3.969%	11/1/2047	747	663,722
Cox Communications, Inc.†	4.50%	6/30/2043	1,269	1,094,524
Cox Communications, Inc.†	4.70%	12/15/2042	455	403,740
Cox Communications, Inc.†	8.375%	3/1/2039	898	1,169,242
Myriad International Holdings BV (Netherlands)†(b)	5.50%	7/21/2025	770	797,645
Time Warner Cable LLC	6.55%	5/1/2037	110	119,506
Time Warner Cable LLC	7.30%	7/1/2038	1,553	1,781,551
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	624,405
VTR Finance BV (Chile)†(b)	6.875%	1/15/2024	507	517,774
Total				8,506,207

Metal Fabricating 0.02%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	130	135,621

Metals & Minerals: Miscellaneous 0.95%

Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	1,457	1,344,200
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	789	769,902
Barrick North America Finance LLC	7.50%	9/15/2038	200	243,079
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	9/16/2025	700	715,635
Freeport-McMoRan, Inc.	3.875%	3/15/2023	291	282,247
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	1,414	1,399,621
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	281	288,025
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	4.10%	4/11/2023	430	408,315
Total				5,451,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.18%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	$1,026	$1,011,490

Oil 1.78%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	244	859
Berry Petroleum Co. LLC†	7.00%	2/15/2026	289	300,560
California Resources Corp.†	8.00%	12/15/2022	885	846,281
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	289	286,905
Eni SpA (Italy)†(b)	5.70%	10/1/2040	1,800	1,896,337
Equinor ASA (Norway)(b)	7.15%	11/15/2025	605	729,639
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	200	192,216
Kerr-McGee Corp.	7.875%	9/15/2031	479	597,545
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	450	411,750
Pertamina Persero PT (Indonesia)†(b)	5.625%	5/20/2043	200	197,811
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	358	340,923
Petrobras Global Finance BV (Netherlands)(b)	7.25%	3/17/2044	737	700,611
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	956	896,250
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023	147	156,187
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	369,633
SM Energy Co.	6.625%	1/15/2027	569	588,915
Valero Energy Corp.	10.50%	3/15/2039	668	1,043,885
WPX Energy, Inc.	5.25%	9/15/2024	374	378,421
YPF SA (Argentina)†(b)	8.50%	7/28/2025	281	275,031
Total				10,209,759

Oil: Crude Producers 0.57%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	320	312,785
Colonial Pipeline Co.†	4.25%	4/15/2048	714	684,746
Energy Transfer Partners LP	7.50%	7/1/2038	679	811,858
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	23,838
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	200	197,750
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	620	653,435
Northern Natural Gas Co.†	4.30%	1/15/2049	371	357,280
Peru LNG Srl (Peru)†(b)	5.375%	3/22/2030	200	200,300
Total				3,241,992

Oil: Integrated Domestic 0.26%

Halliburton Co.	7.45%	9/15/2039	195	261,991
National Oilwell Varco, Inc.	3.95%	12/1/2042	431	376,079
Transocean Proteus Ltd.†	6.25%	12/1/2024	838	855,910
Total				1,493,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.17%

Fibria Overseas Finance Ltd. (Brazil)(b)	4.00%	1/14/2025	$552	$512,532
International Paper Co.	7.30%	11/15/2039	373	474,653
Total				987,185

Real Estate Investment Trusts 1.53%

China Evergrande Group (China)(b)	8.75%	6/28/2025	1,000	898,995
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	374	338,482
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	1/17/2023	226	207,480
EPR Properties	4.75%	12/15/2026	501	491,693
EPR Properties	4.95%	4/15/2028	1,270	1,249,570
Equinix, Inc.	5.875%	1/15/2026	500	515,625
Hunt Cos., Inc.†	6.25%	2/15/2026	849	793,815
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	195	200,606
Shimao Property Holdings Ltd. (Hong Kong)(b)	4.75%	7/3/2022	500	480,651
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,668,932
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,916	1,935,533
Total				8,781,382

Retail 0.33%

CEC Entertainment, Inc.	8.00%	2/15/2022	841	765,310
IRB Holding Corp.†	6.75%	2/15/2026	1,130	1,110,225
Total				1,875,535

Steel 0.19%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	863	842,504
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	188	221,182
Total				1,063,686

Technology 0.95%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	965	949,013
Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047	521	475,480
Alibaba Group Holding Ltd. (China)(b)	4.40%	12/6/2057	200	183,332
Baidu, Inc. (China)(b)	3.50%	11/28/2022	433	425,350
Baidu, Inc. (China)(b)	3.875%	9/29/2023	425	421,387
Netflix, Inc.	4.375%	11/15/2026	1,497	1,413,887
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	1,688	1,598,884
Total				5,467,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.46%

AT&T, Inc.	6.00%	8/15/2040		$967	$1,037,148
CenturyLink, Inc.	6.75%	12/1/2023		536	558,110
Intelsat Connect Finance SA (Luxembourg)†(b)	9.50%	2/15/2023		579	578,276
MTN Mauritius Investment Ltd. (Mauritius)†(b)	4.755%	11/11/2024		200	182,058
Ooredoo International Finance Ltd.†	3.75%	6/22/2026		300	286,690
Total					2,642,282

Transportation: Miscellaneous 0.24%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035		200	207,500
Burlington Northern Santa Fe LLC	5.75%	5/1/2040		391	468,271
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%	5/2/2023		220	219,705
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024		458	469,061
Total					1,364,537

Utilities 0.22%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024		574	538,125
Aquarion Co.†	4.00%	8/15/2024		724	725,799
Total					1,263,924
Total Corporate Bonds (cost $150,798,038)					147,552,457

FOREIGN GOVERNMENT OBLIGATIONS 3.31%

Angola 0.11%

Republic of Angola†(b)	9.50%	11/12/2025		560	636,745

Argentina 1.31%

City of Buenos Aires(e)	46.591%(BADLAR + 3.25%) #	3/29/2024	ARS	1,800	37,382
Provincia de Buenos Aires†(b)	6.50%	2/15/2023		$226	198,600
Provincia de Mendoza†(b)	8.375%	5/19/2024		400	353,004
Republic of Argentina(b)	4.625%	1/11/2023		305	258,376
Republic of Argentina(b)	5.625%	1/26/2022		3,473	3,145,670
Republic of Argentina(b)	6.875%	4/22/2021		3,000	2,877,780
Republic of Argentina(b)	8.28%	12/31/2033		714	647,626
Total					7,518,438

Bahamas 0.12%

Commonwealth of Bahamas†(b)	6.00%	11/21/2028		370	379,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas (continued)

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	$300	$321,000
Total				700,250

Bermuda 0.07%

Government of Bermuda†	3.717%	1/25/2027	430	411,140

Colombia 0.12%

Republic of Colombia(b)	3.875%	4/25/2027	700	679,875

Dominican Republic 0.03%

Dominican Republic†(b)	6.50%	2/15/2048	200	196,625

Egypt 0.07%

Arab Republic of Egypt†(b)	6.125%	1/31/2022	220	220,603
Arab Republic of Egypt†(b)	7.903%	2/21/2048	200	191,462
Total				412,065

Ghana 0.04%

Republic of Ghana†(b)	7.875%	8/7/2023	225	236,363

Indonesia 0.22%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	200,400
Republic of Indonesia†(b)	4.35%	1/8/2027	1,095	1,081,358
Total				1,281,758

Latvia 0.05%

Republic of Latvia†(b)	5.25%	6/16/2021	258	271,255

Lithuania 0.11%

Republic of Lithuania†(b)	7.375%	2/11/2020	592	626,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.25%

United Mexican States(b)	3.75%	1/11/2028	$600	$572,550
United Mexican States(b)	4.00%	10/2/2023	834	840,609
Total				1,413,159

Nigeria 0.05%

Republic of Nigeria†(b)	7.143%	2/23/2030	275	269,459

Qatar 0.20%

State of Qatar†(b)	3.25%	6/2/2026	825	791,893
State of Qatar†(b)	5.103%	4/23/2048	310	323,050
Total				1,114,943

Romania 0.01%

Republic of Romania†(b)	6.125%	1/22/2044	49	55,402

Sri Lanka 0.15%

Republic of Sri Lanka†(b)	6.20%	5/11/2027	480	452,327
Republic of Sri Lanka†(b)	6.25%	7/27/2021	200	200,953
Republic of Sri Lanka†(b)	6.85%	11/3/2025	200	197,924
Total				851,204

Turkey 0.33%

Republic of Turkey(b)	3.25%	3/23/2023	220	191,879
Republic of Turkey(b)	5.625%	3/30/2021	1,206	1,184,111
Republic of Turkey(b)	5.75%	3/22/2024	510	481,416
Total				1,857,406

Uruguay 0.07%

Republic of Uruguay(b)	4.975%	4/20/2055	425	426,063
Total Foreign Government Obligations (cost $19,388,004)				18,959,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.56%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	$1,019	$1,009,118
Federal Home Loan Mortgage Corp. Q001 XA IO	2.277	%#(a)	2/25/2032	2,817	411,144
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	26	25,794
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(a)	11/16/2055	1,185	1,157,969
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(a)	2/16/2049	781	759,968
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(a)	2/16/2053	282	273,844
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,600	1,538,078
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,296	1,228,616
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	664	634,803
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	436	414,618
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	508	489,262
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	428	409,529
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	596	569,887
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,268,615)					8,922,630

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.75%

Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	4,796	4,850,396
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	55	56,028
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	2,170	2,157,640
Federal National Mortgage Assoc.(f)	3.50%		TBA	6,500	6,396,982
Federal National Mortgage Assoc.	3.561%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	634	663,447
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	10,680	10,813,672
Federal National Mortgage Assoc.(f)	4.00%		TBA	50,400	50,894,833
Federal National Mortgage Assoc.(f)	4.50%		TBA	85,100	87,802,593
Federal National Mortgage Assoc.	5.50%		12/1/2034 - 9/1/2036	886	957,392
Total Government Sponsored Enterprises Pass-Throughs (cost $166,044,671)					164,592,983

MUNICIPAL BONDS 0.14%

North Texas Tollway Auth	8.91%		2/1/2030	538	576,473
Pennsylvania	5.35%		5/1/2030	235	241,347
Total Municipal Bonds (cost $816,621)					817,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.63%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.108%(1 Mo. LIBOR + .95%)	#	6/15/2035	$537	$538,682
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.913%(1 Mo. LIBOR + .85%)	#	1/15/2033	508	507,929
BANK 2018-BN10 AS	3.898	%#(a)	2/15/2061	848	835,564
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	1,342	1,318,712
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	880	846,620
BX Trust 2018-GW A†	2.958%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,467	1,465,113
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,474,426
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	901,761
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907	%#(a)	11/15/2050	335	331,416
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	211,267
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	158,759
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	1,010,645
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.344	%#(a)	8/10/2047	719	30,467
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588	%#(a)	7/10/2050	178	177,712
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588	%#(a)	7/10/2050	410	393,430
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588	%#(a)	7/10/2050	574	506,966
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.878%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	734	734,865
CSAIL Commercial Mortgage Trust 2015-C2 C	4.345	%#(a)	6/15/2057	700	678,987
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(a)	6/10/2034	257	216,624
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(a)	12/15/2034	278	276,465
GS Mortgage Securities Corp. II 2018-RIVR A†	3.108%(1 Mo. LIBOR + .95%)	#	7/15/2035	683	684,157
GS Mortgage Securities Trust 2015-GC32 C	4.558	%#(a)	7/10/2048	195	192,006
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	645,910
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(a)	8/5/2034	629	572,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.158%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	$1,600	$1,605,014
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,673	1,718,213
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243	%#(a)	4/15/2047	300	305,566
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441	%#(a)	7/15/2048	374	365,516
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.258%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	799	806,095
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.06%(1 Mo. LIBOR + .95%)	#	7/5/2033	377	376,493
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	1,056	1,083,128
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.71	%#(a)	7/5/2033	1,130	1,128,530
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	348,753
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	465,102
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	15	12,421
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.839	%#(a)	7/15/2050	19,211	561,385
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(a)	1/5/2043	250	238,298
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	8	8,007
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(a)	6/10/2030	595	564,063
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(a)	8/10/2049	200	203,403
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.423	%#(a)	7/15/2046	364	307,963
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.266	%#(a)	5/15/2048	1,489	1,302,998
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.041	%#(a)	1/15/2059	434	371,224
Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,276,753)					26,482,881

U.S. TREASURY OBLIGATIONS 28.85%

U.S. Treasury Bill	Zero Coupon		12/13/2018	55,935	55,694,825
U.S. Treasury Bond	2.25%		8/15/2046	4,690	3,871,815
U.S. Treasury Bond	2.50%		2/15/2046	1,949	1,700,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Bond	3.00%	5/15/2045	$4,342	$4,188,843
U.S. Treasury Bond	3.00%	2/15/2048	19,733	18,986,075
U.S. Treasury Bond	3.125%	11/15/2041	2,018	1,998,135
U.S. Treasury Bond	4.375%	5/15/2041	2,200	2,622,727
U.S. Treasury Note	1.875%	4/30/2022	1,406	1,356,845
U.S. Treasury Note	1.875%	12/15/2020	11,061	10,835,459
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,228,336
U.S. Treasury Note	2.75%	9/15/2021	3,899	3,884,683
U.S. Treasury Note	2.875%	5/15/2028	11,166	11,000,691
U.S. Treasury Note	2.875%	9/30/2023	41,259	41,123,619
U.S. Treasury Note	6.25%	8/15/2023	3,222	3,705,741
Total U.S. Treasury Obligations (cost $166,486,490)				165,198,373
Total Long-Term Investments (cost $688,128,149)				681,037,918

SHORT-TERM INVESTMENT 5.18%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $32,700,000 of U.S. Treasury Note at 1.25% due 7/31/2023; value: $30,260,515; proceeds: $29,667,248 (cost $29,664,158)			29,664	29,664,158
Total Investments in Securities 124.13% (cost $717,792,307)				710,702,076
Liabilities in Excess of Cash and Other Assets(g) (24.13%)				(138,156,174)
Net Assets 100.00%				$572,545,902

ARS	Argentine Peso.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
(a)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2018	94	Short	$(11,278,367)	$(11,165,437)	$112,930

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2018	109	Long	$23,033,245	$22,970,047	$(63,198)
U.S. 5-Year Treasury Note	December 2018	165	Long	18,674,943	18,558,633	(116,310)
U.S. 10-Year Treasury Note	December 2018	22	Long	2,818,102	2,772,000	(46,102)
Ultra Long U.S. Treasury Bond	December 2018	13	Long	2,077,992	2,005,656	(72,336)
Total Unrealized Depreciation on Open Futures Contracts						$(297,946)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$148,511,752	$—	$148,511,752
Corporate Bonds	—	147,552,457	—	147,552,457
Foreign Government Obligations	—	18,959,022	—	18,959,022
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,922,630	—	8,922,630
Government Sponsored Enterprises Pass-Throughs	—	164,592,983	—	164,592,983
Municipal Bonds	—	817,820	—	817,820
Non-Agency Commercial Mortgage-Backed Securities	—	26,482,881	—	26,482,881
U.S. Treasury Obligations	—	165,198,373	—	165,198,373
Short-Term Investments
Repurchase Agreement	—	29,664,158	—	29,664,158
Total	$—	$710,702,076	$—	$710,702,076
Other Financial Instruments
Futures Contracts
Assets	$112,930	$—	$—	$112,930
Liabilities	(297,946)	—	—	(297,946)
Total	$(185,016)	$—	$—	$(185,016)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of January 1, 2018	$4,488,220
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	10,063
Change in Unrealized Appreciation (Depreciation)	45
Purchases	—
Sales	(1,742,063)
Transfers into Level 3	—
Transfers out of Level 3	(2,756,265)
Balance as of September 30, 2018	$—
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$—

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Equity Portfolio (“International Equity”) formerly International Core Equity, International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Equity and International Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture, Short Duration Income and Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2018, the following Fund had unfunded loan commitments:

Security Name	Bond Debenture
Mavis Tire Express Services Corp. 1st Lien Term Loan	$304,761
Energizer Holdings, Inc. Bridge Term Loan	910,000
Total	$1,214,761

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended September 30, 2018 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended September 30, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture, Short Duration Income and Total Return bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Bond Debenture entered into credit default swaps for the period ended September 30, 2018 (as described in note 2(h)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Bond Debenture entered into centrally cleared credit default swaps on indexes for the period then ended September 30, 2018 (as described in note 2(h)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of September 30, 2018, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$721,315
Forward Foreign Currency Exchange Contracts	$—	$264,717	$—
Futures Contracts	$3,624,829	$—	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—	$235,451
Credit Default Swaps	$—	$—	$2,127,767
Forward Foreign Currency Exchange Contracts	$—	$421,132	$—
Futures Contracts	$1,170,931	$—	$—

Calibrated Dividend Growth Portfolio
Asset Derivatives	Equity Contracts
Futures Contracts	$9,129

Short Duration Income Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$6,233
Liability Derivatives
Futures Contracts	$33,433

Total Return Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$112,930
Liability Derivatives
Futures Contracts	$297,946

4. FEDERAL TAX INFORMATION

As of September 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$1,171,164,868	$166,646,210	$34,864,640
Gross unrealized gain	39,273,955	24,237,741	9,937,178
Gross unrealized loss	(24,662,376)	(1,972,884)	(831,218)
Net unrealized gain on investments	$14,611,579	$22,264,857	$9,105,960

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$53,093,590	$338,304,353	$576,486,880
Gross unrealized gain	16,970,177	28,806,307	69,429,613
Gross unrealized loss	(539,710)	(3,750,434)	(7,095,264)
Net unrealized gain on investments	$16,430,467	$25,055,873	$62,334,349

	Growth Opportunities	International Equity	International Opportunities
Tax cost	$105,632,566	$62,298,550	$47,648,401
Gross unrealized gain	29,022,742	4,960,641	3,766,758
Gross unrealized loss	(2,834,547)	(2,192,712)	(4,682,794)
Net unrealized gain (loss) on investments	$26,188,195	$2,767,929	$(916,036)

	Mid Cap Stock	Short Duration	Total Return
Tax cost	$276,127,414	$72,863,972	$719,886,209
Gross unrealized gain	39,368,246	105,035	1,820,902
Gross unrealized loss	(6,413,517)	(1,864,398)	(11,190,051)
Net unrealized gain (loss) on investments	$32,954,729	$(1,759,363)	$(9,369,149)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales, swaps, foreign currency contracts, futures and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018